As filed with the Securities and Exchange Commission on May 21, 2007
REGISTRATION NO. 333-05037
811-04440

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 10

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

60 East 42nd Street, Suite 1115
New York, New York 10165
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 983-6352

Bruce A. Teichner, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400E
Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PART A

PROSPECTUS
MAY 21, 2007
FUTURITY--NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity Contracts described in this Prospectus to individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following funds (the "Funds"):

Large-Cap Equity Funds	Mid-Cap Equity Funds
AIM V.I. Capital Appreciation Fund	OpCap Mid Cap Portfolio[1]
AIM V.I. Core Equity Fund	SCSM Blue Chip Mid Cap Fund
Alger American Growth Portfolio[1]	Small-Cap Equity Funds
Alger American Income & Growth Portfolio[2]	Alger American Small Capitalization Portfolio[1]
Goldman Sachs VIT Growth and Income Fund	Goldman Sachs VIT Structured Small Cap Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund	JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	MFS®/ Sun Life New Discovery Series
Lord Abbett Series Fund Growth and Income Portfolio	OpCap Small Cap Portfolio[1]
MFS®/ Sun Life Capital Appreciation Series	SCSM Oppenheimer Main Street Small Cap Fund
MFS®/ Sun Life Emerging Growth Series	Specialty Sector Equity Funds
MFS®/ Sun Life Massachusetts Investors Growth	MFS®/ Sun Life Utilities Series
Stock Series	Real Estate Equity Funds
MFS®/ Sun Life Massachusetts Investors Trust Series	Sun Capital Real Estate Fund®
OpCap Equity Portfolio[1]	Intermediate-Term Bond Funds
Asset Allocation Funds	MFS®/ Sun Life Government Securities Series
MFS®/ Sun Life Total Return Series	Sun Capital Investment Grade Bond Fund®
OpCap Managed Portfolio[1]	High Yield Bond Funds
International/Global Equity Funds	MFS®/ Sun Life High Yield Series
AIM V.I. International Growth Fund	Money Market Funds
Goldman Sachs VIT International Equity Fund	Sun Capital Money Market Fund®
JPMorgan International Equity Portfolio

1 Not available for further investment after May 1, 2002.
2 No longer available for investment.

A I M Advisors, Inc. advises the AIM Variable Insurance Funds. Fred Alger Management, Inc., advises the Alger American Funds. Goldman Sachs Asset Management, L.P. advises the Goldman Sachs VIT Funds. J.P. Morgan Investment Management Inc. advises the J.P. Morgan Series Trust II Portfolios. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolio. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. OpCap Advisors advises the OpCap Funds. Sun Capital Advisers LLC advises the Sun Capital Funds; SCSM Oppenheimer Main Street Small Cap Fund (sub-advised by OppenheimerFunds, Inc.); and SCSM Blue Chip Mid Cap Fund (sub-advised by Wellington Management Company, LLP).

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 21, 2007 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 39 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Service Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

     Sun Life Insurance and Annuity Company of New York
     P.O. Box 9133
     Wellesley Hills, Massachusetts 02481

SPECIAL TERMS
PRODUCT HIGHLIGHTS
FEES AND EXPENSES
EXAMPLE
CONDENSED FINANCIAL INFORMATION
THE ANNUITY CONTRACT
COMMUNICATING TO US ABOUT YOUR CONTRACT
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
THE VARIABLE ACCOUNT
VARIABLE ACCOUNT OPTIONS: THE FUNDS
THE FIXED ACCOUNT
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS
THE ACCUMULATION PHASE
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates
Other Programs
WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT
Cash Withdrawals
Withdrawal Charge
Market Value Adjustment
CONTRACT CHARGES
Account Fee
Administrative Expense Charge
Mortality and Expense Risk Charge
Premium Taxes
Fund Expenses
DEATH BENEFIT
Amount of Death Benefit
Method of Paying Death Benefit
Selection and Change of Beneficiary
Payment of Death Benefit
Due Proof of Death
THE INCOME PHASE - ANNUITY PROVISIONS
Selection of the Annuitant or Co-Annuitant
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
OTHER CONTRACT PROVISIONS
Exercise of Contract Rights
Change of Ownership
Death of Owner
Voting of Fund Shares
Reports to Owners
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Right to Return
TAX CONSIDERATIONS
Deductibility of Purchase Payments
Pre-Distribution Taxation of Contracts
Distributions and Withdrawals from Non-Qualified Contracts
Distributions and Withdrawals from Qualified Contracts
Withholding
Investment Diversification and Control
Tax Treatment of the Company and the Variable Account
Qualified Retirement Plans
Pension and Profit-Sharing Plans
Tax-Sheltered Annuities
Individual Retirement Arrangements
Roth Individual Retirement Arrangements
ADMINISTRATION OF THE CONTRACTS
DISTRIBUTION OF THE CONTRACTS
AVAILABLE INFORMATION
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
STATE REGULATION
LEGAL PROCEEDINGS
FINANCIAL STATEMENTS
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A - GLOSSARY
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT
APPENDIX C - CONDENSED FINANCIAL INFORMATION

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Futurity NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if you die during the Accumulation Phase.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $5,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

During the Accumulation Phase, we impose an annual Account Fee of $30. During the Income Phase, the annual Account Fee is $30, which we deduct from variable account payments. We will not charge the annual Account Fee, if your Account had been allocated only to the Fixed Account during the applicable Contract Year, or your Account Value is more than $75,000 on your Contract Anniversary.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.25% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 6% in the first Contract Year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit will be the greatest of the following amounts: (1) your Account Value on your Death Benefit Date, (2) your total Purchase Payments minus the sum of partial withdrawals, (3) your Account Value on the Seven-Year Anniversary (adjusted for subsequent payments, withdrawals, and charges), (4) the amount we would pay in the event of a full surrender of your Contract on the Death Benefit Date, or (5) the highest value of your Contract on any Contract Anniversary before the Annuitant's 81st birthday plus any Purchase Payments and adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. For any Contract Year, this "free withdrawal amount" equals 10% of all Purchase Payments made during the last 7 Contract Years (including the current Contract Year), plus all Purchase Payments we have held for at least 7 Contract Years. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty.

__________________________________

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contracts, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

     Sun Life Insurance and Annuity Company of New York
     P. O. Box 9133
     Wellesley Hills, Massachusetts 02481
     Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):		0%

Maximum Withdrawal Charge (as a percentage of purchase payments):		6%*

Number of Complete Contract Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	6%
2-3	5%
4-5	4%
6	3%
7 or more	0%

Maximum Transfer Fee (currently $0):		$15**

Premium Taxes (as a percentage of Certificate Value or total purchase payments):		0% - 3.5%***

*
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***
The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Deductions for Premium Taxes.")

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 30*

Variable Account Annual Expenses (as a percentage of average daily net Variable Account assets)

Mortality and Expense Risks Charge:	1.25%
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses:	1.40%

*
The Annual Account Fee is waived on Contracts greater than $75,000 in value on your Contract Anniversary and on Contracts invested fully in the Fixed Account during the entire Contract Year. (See "Account Fee.")

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.61%	1.42%

*
The expenses shown are for the year ended December 31, 2006, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.61% and 1.15%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $30,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$848	$1,286	$1,781	$3,242

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$295	$904	$1,538	$3,242

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included as Appendix C to this Prospectus.
THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the "Variable Account") offer the Contract on an individual basis in connection with retirement plans. We issue an individual Contract to each Owner.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as "you". For the purpose of determining benefits under the Contract, we establish an Account for each Owner, which we will refer to as "your" Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

Your Contract also provides a death benefit if the Annuitant dies during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non- Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.
COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Service Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.
THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts which are offered by the Company and other affiliated and unaffiliated offerors. These other products may have features, benefits and charges which are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.
VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling (800) 752-7215 or writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Expenses."
THE FIXED ACCOUNT

The Fixed Account is made up of those assets of the Company that are allocated to a nonunitized separate account established in conformance with New York law. Amounts you allocate to Guarantee Periods become part of the Fixed Account. Any obligation of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company. Assets in the Fixed Account are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by the laws of the State of New York. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period for a particular duration, allocations or transfers into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."
THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.
Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Application, we issue the Contract to you, as the Owner.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.
Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $5,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.
Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges - Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.
Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.
Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."
Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor - which we call the Net Investment Factor- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.
Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawal. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the next available Guarantee Period.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."
Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Contract Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

●	at least 30 days must elapse between transfers to or from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time, as discussed under "Short-Term Trading," or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Expiration Date or any time after the Expiration Date will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of the risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

     Funds' Shareholder Trading Policies

In addition to the restrictions that we impose (as described under "Permitted Transfers" and "Short-Term Trading"), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund's shares. These policies (the "Funds' Shareholder Trading Policies") are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds' Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds' request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund's Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund's Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under "Permitted Transfers" and under " Short-Term Trading." Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund's requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."
Other Programs

You may participate in any of the following Optional Programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Variable Account investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds, and money market funds - depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not assure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we will automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty, as well as charges applicable on withdrawal. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

     Principal Returns Program

Under the Principal Returns program, we divide your Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT
Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Contract Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by the Funds or to determine the value of the net assets of the Funds, because an emergency exists; and

●	when an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations - Tax-Sheltered Annuities.")

When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payments, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.
Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

     Free Withdrawal Amount

In each Contract Year, you may withdraw a portion of your Account Value, which we will call the "free withdrawal amount," before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year (the "Annual Withdrawal Allowance"), plus (2) the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in a Contract Year is cumulative; that is, it is carried forward and available for use in future years.

For convenience, we refer to Purchase Payments made during the last 7 Contract Years (including the current Contract Year) as "New Payments," and all Purchase Payments made before the last 7 Contract Years as "Old Payments."

For example, assume you wish to make a withdrawal from your Contract in Contract Year 10. You made an initial Purchase Payment of $10,000 in Contract Year 1, you made one additional Purchase Payment of $8,000 in Contract Year 8, and you have made no previous withdrawals. Your Account Value in Contract Year 10 is $35,000. The free withdrawal amount for Contract Year 10 is $19,400, calculated as follows:

●	$800, which is the Annual Withdrawal Allowance for Contract Year 10 (10% of the $8,000 Purchase Payment made in Contract Year 8, the only New Payment); plus

●
$8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Contract Years 1 through 7 and $800 for each of Contract Years 8 and 9 that are carried forward and available for use in Contract Year 10; plus

●	$10,000, which is the amount of all Old Payments that you have not previously withdrawn.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Contract Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Contract Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Contract Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Contract Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Contract Year 10, $2,400 of that amount will be withdrawn from the remainder of the Contract Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the year in which you made the Payment, but not the year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the first Contract Year will be charged 6% if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have a 5% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 5%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been in your Account. The declining Withdrawal Charge scale is as follows:

Number of Contract Years Payment Has Been in Your Account	Withdrawal Charge
0-1	6%
2-3	5%
4-5	4%
6	3%
7 or more	0%

For example, again using the same facts as in the example above, the percentage applicable to the withdrawals in Contract Year 10 of Purchase Payments made in Contract Year 8 would be 5%, because the number of Contract Years the Purchase Payments have been held in your Account would be 2.

For additional examples of how we calculate withdrawal charges, see Appendix B.

     Types of Withdrawals Not Subject to Withdrawal Charge

We do not impose a withdrawal charge on withdrawals from the Accounts of (a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue. We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.
Market Value Adjustment

We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity and distributions made on the death of the Owner are considered withdrawals, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Contract Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) ÷ (1 + J)](N/12) - 1

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

N	is the number of complete months remaining in your Guarantee Period.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.
CONTRACT CHARGES
Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge you the Account Fee if:

●	your Account Value has been allocated only to the Fixed Account during the applicable Contract Year; or

●	your Account Value is more than $75,000 on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.
Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% of your average daily Variable account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.
Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Annuitant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract's Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders and any optional living benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.
Premium Taxes

In New York there currently is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of such premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.
Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund's prospectus and related Statement of Additional Information.
DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Annuitant, we will pay the death benefit in one sum to you or, if you were the Annuitant, to your estate. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect. If the Contract names more than one Annuitant, we will pay the death benefit after the death of the last surviving of the Annuitants.

If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse. See "Other Contract Provisions - Death of Owner."
Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Annuitant and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary's election of payment method, or if you were the Annuitant and the Beneficiary is your spouse, the Beneficiary's election to continue the Contract. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

The amount of the death benefit is determined as of the Death Benefit Date.

The death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	your total Purchase Payments minus the sum of partial withdrawals;

(3)
your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

(4)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(5)
your highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

If the death benefit we pay is amount (2), (3), (4), or (5) above, your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account (without the application of a Market Value Adjustment). he Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period.
Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase - Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contract Provisions - Death of Owner.")
Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.
Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.
Due Proof of Death

We accept any of the following as proof of any person's death:

●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under "Annuity Options," and you cannot change the Annuity Option(s) selected. (Also, a Beneficiary receiving payments after the Annuitant's death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under "Annuity Options.") You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")
Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee."

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.
Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday ("maximum Annuity Commencement Date") or, if there is a Co-Annuitant, the 90th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).
Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both, except that Annuity Option E is available only for a Fixed Annuity. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for payment to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

     Annuity Option E - Fixed Payments

We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times (over a period of at least 5 years) as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract), compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year. If the Annuitant dies before all payments have been made, the Beneficiary may elect to receive the remaining payments or the unpaid balance in one lump sum. The election of this Annuity Option may result in the imposition of a penalty tax.
Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain. If there is more than one Annuitant living on the Annuity Commencement Date because you have named a Co-Annuitant, we will provide Annuity Option C with a 50% survivor benefit and the Co-Annuitant as the designated second person.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.
Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment - which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment - will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.
Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Contract Year. Any such exchanges may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the "Funds' Shareholder Trading Policies"). The applicability of the Funds' Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this prospectus under "Funds' Shareholder Trading Policies." For the reasons discussed there, you should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

To make an exchange, the Annuitant sends us, at our Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units from one Sub-Account to another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts are invested.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.
Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the Account Fee from Fixed Annuity payments.
Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually).

The Annuity Payment Rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the 1983 Individual Annuitant Mortality Table.
Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.
OTHER CONTRACT PROVISIONS
Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.
Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.
Death of Owner

If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, the death benefit amount (as determined under "Amount of Death Benefit" in this Prospectus using the date we receive Due Proof of your Death as the Death Benefit Date), must be distributed to your "designated beneficiary," within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse.

If you were the Annuitant as well as the Owner, your surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse. If your spouse does not make that election, the death benefit provisions of the Contract will apply, subject to the condition that any annuity option elected complies with the special distribution requirements described above. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control.

If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

If the Owner is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant. Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

If your Contract is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.
Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions. During the Income Phase, the Payee (that is the Annuitant or Beneficiary entitled to receive benefits) is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights to persons who may have such rights under plans, other than rights afforded under the Investment Company Act of 1940, or any duty to inquire as to the instructions received by Owners or others, or the authroity of any such persons, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Funds for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.
Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.

In addition, within 5 business days after each Account Quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last Account Quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.
Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.
Change in Operation of Variable Account

At our election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may, subject to the prior approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.
Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts.
Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.
Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address as shown on the cover of this Prospectus within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it.

If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.
TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.
Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a "full surrender"), the taxable portion will equal the amount you receive less the "investment in the contract" (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the Contract. For this purpose, the amount of the investment in the contract is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the Owner's investment in the Contract. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.
If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or a governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.
Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.
Investment Diversification and Control
The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.
Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.
Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plan as a general rule.
Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation Account Value as of December 31, 1988) may be made only when the Owner attains age 59½, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.
Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.
Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.
ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.
DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.10% of Purchase Payments, and 1.00% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as "override" compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliate associated with such reinsurance arrangements could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates." During 2004, 2005, and 2006, approximately $1,964, $2,075, and $986, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.
AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. - 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois - 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2006 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Insurance and Annuity Company of New York, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.
STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, its parent and its affiliates, are regulated under insurance holding company legislation in New York and certain other states. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in New York, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.
LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.
FINANCIAL STATEMENTS

The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2006 are also included in the Statement of Additional Information.
__________________
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 21, 2007 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

________________________________________________________________________________________
To:        Sun Life Insurance and Annuity Company of New York
            P.O. Box 9133
            Wellesley Hills, Massachusetts 02481

           Please send me a Statement of Additional Information for
           Futurity-NY Variable and Fixed Annuity
           Sun Life (N.Y.) Variable Account C.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or OWNER ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as "Annuitants." If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

*ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

*ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

COMPANY ("WE," "US," "SUN LIFE (N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Issue Date" in the Contract.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Contract Anniversary is the first day immediately after the end of a Contract Year. Each Contract Year after the first is the 12 calendar month period that begins on your Contract Anniversary. If, for example, the Contract Date is in March, the first Contract Year will be determined from the Contract Date but will end on the last day of March in the following year; your Contract Anniversary is April 1 and all Contract Years after the first will be measured from April 1.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SEVEN-YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Contract Anniversaries.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* You specify these items on the Application , and may change them, as we described in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

	Contract Year	Hypothetical Account Value	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	1	$41,000	$ 4,000	$37,000	6.00%	$2,220
(b)	3	$52,000	$12,000	$40,000	5.00%	$2,000
(c)	7	$80,000	$28,000	$40,000	3.00%	$1,200
(d)	9	$98,000	$68,000	$0	0.00%	$0

(a)
The free withdrawal amount in any Contract Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last 7 Contract Years ("New Payments")); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last 7 Contract Years ("Old Payments") not previously withdrawn. In Contract Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Contract Year 1 and is subject to the withdrawal charge.

(b)
In Contract Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Contract Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Contract Year 1.

(c)
In Contract Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Contract Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Contract Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Contract Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d)
In Contract Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Contract Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Contract Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Contract Years 1 through 7 are carried forward and available for use in Contract Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Contract Year, and there are a series of three partial withdrawals made during the fifth Contract Year of $9,000, $12,000, and $15,000.

	Hypothetical Account Value	Partial Withdrawal Amount	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	$ 64,000	$ 9,000	$ 20,000	$ 0	4.00%	$ 0
(b)	$ 56,000	$ 12,000	$ 11,000	$ 1,000	4.00%	$ 40
(c)	$ 40,000	$ 15,000	$ 0	$ 15,000	4.00%	$ 600

(a)
In the fifth Contract Year, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of Contract Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b)
Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c)
The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

Part 2 - Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:
[(1 + I) ÷ (1 + J)](N/12) - 1

These examples assume the following:

●	The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

●	The date of surrender is two years from the Expiration Date (N = 24).

●	The value of the Guarantee Amount on the date of surrender is $11,910.16.

●	The interest earned in the current Contract Year is $674.16.

●	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

●	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08.

The MVA factor =	=	[(1 + I) ÷ (1 + J)](N/12) - 1
	=	[(1 + .06) ÷ (1 + .08)](24/12) - 1
	=	(.9812) - 1
	=	.963 - 1
	=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) × (-.037) = $415.73

- $415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) × (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05.

The MVA factor =	=	[(1 + I) ÷ (1 + J)](N/12) - 1
	=	[(1 + .06) ÷ (1 + .05)](24/12) - 1
	=	(1.0102) - 1
	=	1.019 - 1
	=	.019

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) × .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) × .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.
-'

APPENDIX C -
CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-Account	of Period	of Period	of Period	Year

AIM V.I. Capital Appreciation Fund	$7.0185	$7.3579	42,965	2006
	6.5387	7.0185	27,630	2005
	6.2185	6.5387	29,660	2004
	4.8715	6.2185	33,389	2003
	6.5261	4.8715	26,017	2002
	8.6246	6.5261	12,316	2001
	10.0000	8.6246	2,128	2000

AIM V.I. Growth Fund	4.9009	0	0	2006
	4.6236	4.9009	31,829	2005
	4.3321	4.6236	32,752	2004
	3.3472	4.3321	32,854	2003
	4.9168	3.3472	24,104	2002
	7.5417	4.9168	5,735	2001
	10.0000	7.5417	704	2000

AIM V.I. Core Equity Fund	7.3011	8.4032	11,523	2006
	7.0296	7.3011	12,832	2005
	6.5415	7.0296	17,757	2004
	5.3312	6.5415	13,059	2003
	6.4038	5.3312	14,756	2002
	8.4157	6.4038	7,311	2001
	10.0000	8.4157	100	2000

AIM V.I. International Growth Fund	8.8912	11.2446	70,644	2006
	7.6448	8.8912	62,014	2005
	6.2514	7.6448	70,566	2004
	4.9115	6.2514	60,942	2003
	5.9060	4.91158	24,121	2002
	7.8325	5.9060	10,106	2001
	10.0000	7.8325	2,086	2000

Alger American Growth Portfolio	7.2300	7.4875	6,533	2006
	6.5430	7.2300	6,664	2005
	6.2896	6.5434	6,941	2004
	4.7185	6.2896	14,752	2003
	7.1403	4.7185	19,390	2002
	8.2112	7.1403	16,051	2001
	10.0000	8.2112	100	2000

Alger American Income and Growth Portfolio	7.6371	8.2331	12,105	2006
	7.4863	7.6371	12,714	2005
	7.0392	7.4863	12,780	2004
	5.4970	7.0392	13,379	2003
	8.0905	5.4970	13,933	2002
	9.5761	8.0905	7,622	2001
	10.0000	9.5761	100	2000

Alger American Small Capitalization Portfolio	7.3268	8.6723	4,170	2006
	6.3561	7.3268	4,219	2005
	5.5291	6.3561	4,467	2004
	3.9386	5.5291	8,424	2003
	5.4135	3.9386	8,500	2002
	7.7885	5.4135	3,284	2001
	10.0000	7.7885	100	2000

Goldman Sachs VIT Structured Small Cap Equity Fund	14.9742	16.5799	17,907	2006
	14.3146	14.9742	15,764	2005
	12.4781	14.3146	19,077	2004
	8.6690	12.4781	15,428	2003
	10.3340	8.6690	7,340	2002
	10.0255	10.3340	250	2001
	10.0000	10.0255	100	2000

Goldman Sachs VIT Structured U.S. Equity Fund	9.2258	10.2716	13,154	2006
	8.7827	9.2258	13,811	2005
	7.7483	8.7827	11,786	2004
	6.0681	7.7483	8,828	2003
	7.8781	6.0681	5,928	2002
	9.0725	7.8781	5,054	2001
	10.0000	9.0725	529	2000

Goldman Sachs VIT Growth and Income Fund	10.8825	13.1616	26,873	2006
	10.6173	10.8825	17,688	2005
	9.0627	10.6173	17,952	2004
	7.3894	9.0627	11,961	2003
	8.4512	7.3894	11,368	2002
	9.4529	8.4512	1,627	2001
	10.0000	9.4529	621	2000

Goldman Sachs VIT International Equity Fund	8.9178	10.7389	44,749	2006
	7.9525	8.9178	44,880	2005
	7.1059	7.9525	41,831	2004
	5.3180	7.1059	37,639	2003
	6.6033	5. 3180	19,724	2002
	8.6139	6.6033	713	2001
	10.0000	8.6139	100	2000

JP Morgan International Opportunities Portfolio	9.4525	11.3769	12,182	2006
	8.6586	9.4525	10,328	2005
	7.4174	8.6586	6,810	2004
	5.6788	7.4174	3,770	2003
	7.0489	5.6788	3,051	2002
	8.8404	7.0489	1,518	2001
	10.0000	8.8404	100	2000

JP Morgan Small Company Portfolio	11.3829	12.9108	11,196	2006
	11.1606	11.3829	11,584	2005
	8.8993	11.1606	18,992	2004
	6.6362	8.8993	15,897	2003
	8.5889	6.6362	11,380	2002
	9.4702	8.5889	5,941	2001
	10.0000	9.4702	1,704	2000

JP Morgan U.S. Large Cap Core Equity Portfolio	7.9170	9.1020	5,020	2006
	7.9205	7.9170	2,383	2005
	7.3357	7.9205	2,760	2004
	5.8049	7.3357	2,691	2003
	7.8093	5.8049	3.350	2002
	8.9899	7.8093	100	2001
	10.0000	8.9899	100	2000

Lord Abbett Series Fund Growth and Income	12.5696	14.5378	126,733	2006
	12.3443	12.5696	119,687	2005
	11.1116	12.3443	118,164	2004
	8.6000	11.1116	99,916	2003
	10.6392	8. 6000	82,220	2002
	11.5660	10.6392	17,685	2001
	10.0000	11.5660	100	2000

MFS/Sun Life Capital Appreciation Series	5.8696	6.1575	10,975	2006
	5.8975	5.8696	15,346	2005
	5.3866	5.8975	15,273	2004
	4.2436	5.3866	13,400	2003
	6.3643	4.2436	7,095	2002
	8.6417	6.3643	14,196	2001
	10.0000	8.6417	100	2000

MFS/Sun Life Emerging Growth Series	5.3619	5.7121	92,468	2006
	4.9815	5.3619	87,120	2005
	4.4608	4.9815	93,011	2004
	3.4400	4.4608	86,474	2003
	5.2990	3.4400	41,887	2002
	8.2142	5.2990	19,169	2001
	10.0000	8.2142	1,871	2000

MFS/Sun Life Government Securities Series	12.9943	13.2875	63,113	2006
	12.8791	12.9943	79,554	2005
	12.5865	12.8791	76,182	2004
	12.4940	12.5865	111,952	2003
	11.5381	12.4940	100,563	2002
	10.8891	11.5381	814	2001
	10.0000	10.8891	123	2000

MFS/Sun Life High Yield Series	12.1996	13.2819	84,573	2006
	12.1043	12.1996	85,358	2005
	11.2047	12.1043	82,471	2004
	9.3560	11.2047	82,844	2003
	9.2372	9.3560	33,490	2002
	9.2057	9.2372	3,359	2001
	10.0000	9.2057	660	2000

MFS/Sun Life Massachusetts Investors Growth Stock Series	6.4409	6.8391	27,167	2006
	6.2572	6.4409	37,585	2005
	5.7888	6.2572	38,334	2004
	4.7572	5.7888	39,752	2003
	6.7051	4.7572	32,786	2002
	9.0536	6.7051	23,983	2001
	10.0000	9.0536	527	2000

MFS/Sun Life Massachusetts Investors Trust Series	9.1525	10.2272	27,940	2006
	8.6164	9.1525	31,775	2005
	7.8021	8.6164	32,016	2004
	6.4409	7.8021	34,000	2003
	8.2907	6.4409	27,511	2002
	9.9770	8.2907	14,716	2001
	10.0000	9.9770	100	2000

MFS/Sun Life New Discovery Series	8.5981	9.5964	58,187	2006
	8.2867	8.5981	62,328	2005
	7.8178	8.2867	62,052	2004
	5.8590	7.8178	48,735	2003
	8.9293	5.8590	23,861	2002
	9.5430	8.9293	13,722	2001
	10.0000	9.5430	1,323	2000

MFS/Sun Life Total Return Series	13.5656	15.0139	351,576	2006
	13.3514	13.5656	393,551	2005
	12.1456	13.3514	402,268	2004
	10.5130	12.1456	336,644	2003
	11.3060	10.5130	183,624	2002
	11.4068	11.3060	13,561	2001
	10.0000	11.4068	100	2000

MFS/Sun Life Utilities Series	11.3724	14.8365	278,665	2006
	9.8311	11.3724	23,311	2005
	7.6465	9.8311	27,074	2004
	5.6900	7.6465	27,796	2003
	7.5570	5.6900	24,827	2002
	10.1525	7.5570	8,692	2001
	10.0000	10.1525	1,282	2000

OpCap Equity Portfolio	11.8859	13.5134	852	2006
	11.2589	11.8859	853	2005
	10.2002	11.2589	855	2004
	8.0444	10.2002	856	2003
	10.3797	8.0444	858	2002
	11.3203	10.3797	100	2001
	10.0000	11.3203	158	2000

OpCap Managed Portfolio	11.5392	12.4787	115	2006
	11.1135	11.5392	116	2005
	10.1741	11.1135	117	2004
	8.4730	10.1741	117	2003
	10.3371	8.4730	118	2002
	11.0239	10.3371	100	2001
	10.0000	11.0239	100	2000

OpCap Mid Cap Portfolio	18.6502	20.7955	4,385	2006
	16.2760	18.6502	5,589	2005
	13.8299	16.2762	5,796	2004
	10.5900	13.8299	6,350	2003
	11.5630	10.5900	7,850	2002
	11.0040	11.5630	4,180	2001
	10.0000	11.0040	490	2000

OpCap Small Cap Portfolio	18.0105	22.0404	4,234	2006
	18.2515	18.0105	5,258	2005
	15.7002	18.2515	5,261	2004
	11.1597	15.7002	5,564	2003
	14.4406	11.1597	5,785	2002
	13.5177	14.4406	2,345	2001
	10.0000	13.5177	448	2000

SCSM Blue Chip Mid Cap Fund	15.3387	16.8364	57,826	2006
	13.3376	15.3387	56,774	2005
	11.6449	13.3376	72,216	2004
	8.6761	11.6449	41,432	2003
	10.3382	8.6761	30,609	2002
	10.8375	10.3382	2,249	2001
	10.0000	10.8375	123	2000

Sun Capital Investment Grade Bond Fund(R)	13.5001	14.0340	68,697	2006
	13.4250	13.5001	81,705	2005
	12.7920	13.4250	75,183	2004
	11.8924	12.7920	70,558	2003
	11.4022	11.8294	62,504	2002
	10.7821	11.4022	29,425	2001
	10.0000	10.7821	637	2000

Sun Capital Money Market Fund(R	10.4835	10.8148	70,129	2006
	10.3446	10.4835	89,939	2005
	10.4131	10.3446	102,243	2004
	10.5013	10.4131	75,467	2003
	10.5297	10.5013	31,576	2002
	10.3078	10.5297	100	2001
	10.0000	10.3078	105	2000

Sun Capital Real Estate Fund(R)	24.6468	33.7789	49,107	2006
	22.7872	24.6468	53,115	2005
	17.3321	22.7872	57,741	2004
	12.9275	17.3321	59,389	2003
	12.5927	12.9275	41,969	2002
	11.3448	12.5927	3,576	2001
	10.0000	11.3448	505	2000

SCSM Oppenheimer Main Street Small Cap Fund	12.3165	13.7986	51,492	2006
	11.9700	12.3165	41,749	2005
	10.2491	11.9700	40,357	2004
	7.3382	10.2491	36,216	2003
	10.0000	7.3382	16,263	2002

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Telephone:
Toll Free (800) 752-7215

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

PROSPECTUS
MAY 21, 2007
REGATTA GOLD-NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity Contracts described in this Prospectus to individuals.

You may choose among a range of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following series of the MFS®/ Sun Life Series Trust (the ''Series Fund''):

Large-Cap Equity Funds	Emerging Markets Equity Funds
MFS®/ Sun Life Capital Appreciation Series	MFS®/ Sun Life Emerging Markets Equity Series
MFS®/ Sun Life Capital Opportunities Series	Small-Cap Equity Funds
MFS®/ Sun Life Core Equity Series	MFS®/ Sun Life New Discovery Series
MFS®/ Sun Life Emerging Growth Series	Specialty/Sector Funds
MFS®/ Sun Life Massachusetts Investors Growth	MFS®/ Sun Life Utilities Series
Stock Series	Intermediate-Term Bond Funds
MFS®/ Sun Life Massachusetts Investors Trust Series	MFS®/ Sun Life Bond Series
MFS®/ Sun Life Research Series	MFS®/ Sun Life Government Securities Series
MFS®/ Sun Life Strategic Growth Series	World Bond Funds
MFS®/ Sun Life Value Series	MFS®/ Sun Life Global Governments Series
Asset Allocation Funds	High Yield Bond Funds
MFS®/ Sun Life Total Return Series	MFS®/ Sun Life High Yield Series
Global Asset Allocation Funds	Multi-Sector Bond Funds
MFS®/ Sun Life Global Total Return Series	MFS®/ Sun Life Strategic Income Series
International/Global Equity Funds	Money Market Funds
MFS®/ Sun Life Global Growth Series	MFS®/ Sun Life Money Market Series
MFS®/ Sun Life Research International Series
MFS®/ Sun Life International Growth Series
MFS®/ Sun Life International Value Series

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS®/ Sun Life Series Trust.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

This Prospectus must be accompanied by a current prospectus for the Series Fund. Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Series Fund.

We have filed a Statement of Additional Information dated May 21, 2007 (the ''SAI'') with the Securities and Exchange Commission (the ''SEC''), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 40 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our ''Service Address'') or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

SPECIAL TERMS
PRODUCT HIGHLIGHTS
FEES AND EXPENSES
EXAMPLE
CONDENSED FINANCIAL INFORMATION
THE ANNUITY CONTRACT
COMMUNICATING TO US ABOUT YOUR CONTRACT
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
THE VARIABLE ACCOUNT
VARIABLE ACCOUNT OPTIONS: THE FUNDS
THE FIXED ACCOUNT
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS
THE ACCUMULATION PHASE
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates
Other Programs
WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT
Cash Withdrawals
Withdrawal Charge
Market Value Adjustment
CONTRACT CHARGES
Account Fee
Administrative Expense Charge
Mortality and Expense Risk Charge
Premium Taxes
Fund Expenses
DEATH BENEFIT
Amount of Death Benefit
Method of Paying Death Benefit
Selection and Change of Beneficiary
Payment of Death Benefit
Due Proof of Death
THE INCOME PHASE - ANNUITY PROVISIONS
Selection of the Annuitant or Co-Annuitant
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
Exercise of Contract Rights
OTHER CONTRACT PROVISIONS
Change of Ownership
Death of Owner
Voting of Fund Shares
Reports to Owners
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Right to Return
TAX CONSIDERATIONS
Deductibility of Purchase Payments
Pre-Distribution Taxation of Contracts
Distributions and Withdrawals from Non-Qualified Contracts
Distributions and Withdrawals from Qualified Contracts
Withholding
Investment Diversification and Control
Tax Treatment of the Company and the Variable Account
Qualified Retirement Plans
Pension and Profit-Sharing Plans
Tax-Sheltered Annuities
Individual Retirement Arrangements
Roth Individual Retirement Arrangements
ADMINISTRATION OF THE CONTRACTS
DISTRIBUTION OF THE CONTRACTS
AVAILABLE INFORMATION
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
STATE REGULATION
LEGAL PROCEEDINGS
FINANCIAL STATEMENTS
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A - GLOSSARY
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT
APPENDIX C - CONDENSED FINANCIAL INFORMATION

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Regatta Gold NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if you die during the Accumulation Phase.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $5,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is a separate series of the MFS/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

During the Accumulation Phase, we impose an annual Account Fee of $30. During the Income Phase, the annual Account Fee is $30, which we deduct from variable account payments. We will not charge the annual Account Fee, if your Account had been allocated only to the Fixed Account during the applicable Contract Year, or your Account Value is more than $75,000 on your Contract Anniversary.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.25% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 6% in the first Contract Year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit will be the greatest of the following amounts: (1) your Account Value on your Death Benefit Date, (2) your total Purchase Payments minus the sum of partial withdrawals, (3) your Account Value on the Seven-Year Anniversary (adjusted for subsequent payments, withdrawals, and charges), (4) the amount we would pay in the event of a full surrender of your Contract on the Death Benefit Date, or (5) the highest value of your Contract on any Contract Anniversary before the Annuitant's 81st birthday plus any Purchase Payments and adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. For any Contract Year, this "free withdrawal amount" equals 10% of all Purchase Payments made during the last 7 Contract Years (including the current Contract Year), plus all Purchase Payments we have held for at least 7 Contract Years. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty.

————————

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contracts, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

     Sun Life Insurance and Annuity Company of New York
     P. O. Box 9133
     Wellesley Hills, Massachusetts 02481
     Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):		0%

Maximum Withdrawal Charge (as a percentage of purchase payments):		6%*

Number of Complete Contract Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	6%
2-3	5%
4-5	4%
6	3%
7 or more	0%

Maximum Transfer Fee (currently $0):		$15**

Premium Taxes (as a percentage of Certificate Value or total purchase payments):		0% - 3.5%***

*
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***
The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Deductions for Premium Taxes.")

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 30*

Variable Account Annual Expenses (as a percentage of average daily net Variable Account assets)

Mortality and Expense Risks Charge:	1.25%
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses:	1.40%

*
The Annual Account Fee is waived on Contracts greater than $75,000 in value on your Contract Anniversary and on Contracts invested fully in the Fixed Account during the entire Contract Year. (See "Account Fee.")

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver of expense reimbursement*	0.59%	1.53%

*
The expenses shown are for the year ended December 31, 2006. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based of a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $30,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$ 858	$1,316	$1,832	$3,346

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$ 306	$ 936	$1,591	$3,346

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included as Appendix C to this Prospectus.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the ''Variable Account'') offer the Contract on an individual basis in connection with retirement plans. We issue an individual Contract to each Owner.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as ''you''. For the purpose of determining benefits under the Contract, we establish an Account for each Owner, which we will refer to as ''your'' Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

Your Contract also provides a death benefit if the Annuitant dies during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as ''Qualified Contracts,'' and all others as ''Non-Qualified Contracts.'' A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.
COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Service Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.

We are ultimately controlled by Sun Life Financial Inc. (''Sun Life Financial''). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts which are offered by the Company and other affiliated and affiliated offerors. These other products may have features, benefits and charges which are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the MFS/Sun Life Series Trust. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Funds are series of the MFS®/ Sun Life Series Trust (the ''Series Fund''), an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate Massachusetts Financial Services Company (''MFS'') serves as the investment adviser to the Series Fund.

The Series Fund is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in the Funds, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of 26 of the Funds. Additional portfolios may be added to the Series Fund, which may or may not be available for investment by the Variable Account.

The Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS serves as investment adviser to the Funds, to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and Sun Life Assurance Company of Canada (U.S.) in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Fund prospectus(es). You should read the Fund prospectus(es) carefully before investing. The Statement of Additional Information of the Funds is available by calling (800) 752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of those assets of the Company that are allocated to a non-unitized separate account established in conformance with New York law. Amounts you allocate to Guarantee Periods become part of the Fixed Account. Any obligation of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

Assets in the Fixed Account are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by the laws of the State of New York. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period for a particular duration, allocations or transfers into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See ''Cash Withdrawals, Withdrawal Charge and Market Value Adjustment.''

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Application, we issue the Contract to you, as the Owner.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $5,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see ''Contract Charges - Premium Taxes''). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract (''Variable Account Value'') and the Fixed Account portion of your Contract (''Fixed Account Value''). These 2 components are calculated separately, as described below under ''Variable Account Value'' and ''Fixed Account Value.''

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a ''Business Day.'' The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor - which we call the Net Investment Factor- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the next available Guarantee Period.

     Early Withdrawals

If you withdraw, transfer or annuitize an allocation from a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Contract Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

●	at least 30 days must elapse between transfers to or from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time, as discussed under "Short-Term Trading," or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of the risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

     Funds' Shareholder Trading Policies

In addition to the restrictions that we impose (as described under "Permitted Transfers" and "Short-Term Trading"), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund's shares. These policies (the "Funds' Shareholder Trading Policies") are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds' Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds' request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund's Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund's Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under "Permitted Transfers" and under " Short-Term Trading." Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund's requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (''Eligible Employees'') and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see ''Withdrawals, Withdrawal Charge and Market Value Adjustment.''

Other Programs

You may participate in any of the following Optional Programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contracts, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Variable Account investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes-such as equity funds, fixed income funds, and money market funds-depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program.Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty, as well as charges applicable on withdrawal. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

     Secured Futures Program

Under the Secured Futures program, we divide your Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT
Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Contract Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by the Funds or to determine the value of the net assets of the Funds, because an emergency exists; and

●	when an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations-Tax-Sheltered Annuities.")

When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payments, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.
Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

     Free Withdrawal Amount

In each Contract Year, you may withdraw a portion of your Account Value, which we will call the "free withdrawal amount," before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year (the "Annual Withdrawal Allowance"), plus (2) the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in a Contract Year is cumulative; that is, it is carried forward and available for use in future years.

For convenience, we refer to Purchase Payments made during the last 7 Contract Years (including the current Contract Year) as "New Payments," and all Purchase Payments made before the last 7 Contract Years as "Old Payments."

For example, assume you wish to make a withdrawal from your Contract in Contract Year 10. You made an initial Purchase Payment of $10,000 in Contract Year 1, you made one additional Purchase Payment of $8,000 in Contract Year 8, and you have made no previous withdrawals. Your Account Value in Contract Year 10 is $35,000. The free withdrawal amount for Contract Year 10 is $19,400, calculated as follows:

●	$800, which is the Annual Withdrawal Allowance for Contract Year 10 (10% of the $8,000 Purchase Payment made in Contract Year 8, the only New Payment); plus

●
$8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Contract Years 1 through 7 and $800 for each of Contract Years 8 and 9 that are carried forward and available for use in Contract Year 10; plus

●	$10,000, which is the amount of all Old Payments that you have not previously withdrawn.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Contract Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Contract Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Contract Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Contract Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Contract Year 10, $2,400 of that amount will be withdrawn from the remainder of the Contract Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the year in which you made the Payment, but not the year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the first Contract Year will be charged 6% if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have a 5% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 5%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been in your Account. The declining Withdrawal Charge scale is as follows:

Number of Contract Years Payment Has Been in Your Account	Withdrawal Charge
0-1	6%
2-3	5%
4-5	4%
6	3%
7 or more	0%

For example, again using the same facts as in the example above, the percentage applicable to the withdrawals in Contract Year 10 of Purchase Payments made in Contract Year 8 would be 5%, because the number of Contract Years the Purchase Payments have been held in your Account would be 2.

For additional examples of how we calculate withdrawal charges, see Appendix C.

     Types of Withdrawals Not Subject to Withdrawal Charge

We do not impose a withdrawal charge on withdrawals from the Accounts of (a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity and distributions made on the death of the Owner are considered withdrawals, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Contract Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) ÷ (1 + J)](N/12) - 1

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

N	is the number of complete months remaining in your Guarantee Period.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.
CONTRACT CHARGES
Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge you the Account Fee if:

●	your Account Value has been allocated only to the Fixed Account during the applicable Contract Year; or

●	your Account Value is more than $75,000 on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% of your average daily Variable Account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Annuitant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract's Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders and any optional living benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Premium Taxes

In New York, there currently is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of such premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund's prospectus and related Statement of Additional Information.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Annuitant, we will pay the death benefit in one sum to you or, if you were the Annuitant, to your estate. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect. If your Contract names more than one Annuitant, we will pay the death benefit after the death of the last surviving of the Annuitants.

If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse. See "Other Contract Provisions-Death of Owner."

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Annuitant and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary's election of payment method, or if you were the Annuitant and the Beneficiary is your spouse, the Beneficiary's election to continue the Contract. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

The amount of the death benefit is determined as of the Death Benefit Date.

The death benefit will be the greatest of the following amounts:

(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	Your total Purchase Payments minus the sum of partial withdrawals;

(3)
Your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

(4)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(5)
Your highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

If the death benefit we pay is amount (2), (3), (4) or (5) above, your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Fund investment option available under the Contracts (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase-Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contract Provisions - Death of Owner.")

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:

●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under "Annuity Options," and you cannot change the Annuity Option(s) selected. (Also, a Beneficiary receiving payments after the Annuitant's death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under "Annuity Options.") You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee."

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday ("maximum Annuity Commencement Date") or, if there is a Co-Annuitant, the 90th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us,with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both, except that Annuity Option E is available only for a Fixed Annuity. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for payment to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

     Annuity Option E - Fixed Payments

We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times (over a period of at least 5 years) as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract), compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year. If the Annuitant dies before all payments have been made, the Beneficiary may elect to receive the remaining payments or the unpaid balance in one lump sum. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain. If there is more than one Annuitant living on the Annuity Commencement Date because you have named a Co-Annuitant, we will provide Annuity Option C with a 50% survivor benefit and the Co-Annuitant as the designated second person.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment-which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment-will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Contract Year. Any such exchanges may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the "Funds' Shareholder Trading Policies"). The applicability of the Funds' Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this prospectus under "Funds' Shareholder Trading Policies." For the reasons discussed there, you should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

To make an exchange, the Annuitant sends us, at our Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units from one Sub-Account to another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts are invested.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually).

The Annuity Payment Rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the 1983 Individual Annuitant Mortality Table.
.
Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.
Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

OTHER CONTRACT PROVISIONS

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Death of Owner

If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, the death benefit amount (as determined under "Amount of Death Benefit" in this Prospectus using the date we receive Due Proof of your Death as the Death Benefit Date), must be distributed to your "designated beneficiary," within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse.

If you were the Annuitant as well as the Owner, your surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse. If your spouse does not make that election, the death benefit provisions of the Contract will apply, subject to the condition that any annuity option elected complies with the special distribution requirements described above. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control.

If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

If the Owner is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

If your Contract is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions. During the Income Phase, the Payee (that is the Annuitant or Beneficiary entitled to receive benefits) is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights to persons who may have such rights under plans, other than rights afforded under the Investment Company Act of 1940, or any duty to inquire as to the instructions received by Owners or others, or the authority of any such persons, to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.

In addition, within 5 business days after each Account Quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last Account Quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.
Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may, subject to the prior approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See ''Change in Operation of Variable Account''); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address as shown on the cover of this Prospectus within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it.

If you are establishing an Individual Retirement Account (''IRA''), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a ''ten day free-look,'' notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a "full surrender"), the taxable portion will equal the amount you receive less the "investment in the contract" (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract.  Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Owner's or Annuitant's death, i.e., the investment in the contract must still be determined by reference to the Owner's investment in the Contract. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withholds.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plan as a general rule.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation Account Value as of December 31, 1988) may be made only when the Owner attains age 59½, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.10% of Purchase Payments, and 1.00% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as "override" compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliate associated with such reinsurance arrangements could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading ''Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.'' During 2004, 2005, and 2006, approximately $2,470, $2,788, and $848, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.
AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. - 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois - 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2006 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the ''Exchange Act'') is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Insurance and Annuity Company of New York, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, its parent and its affiliates, are regulated under insurance holding company legislation in New York and certain other states. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in New York, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2006 are also included in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 21, 2007, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for
Regatta Gold-NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or OWNER ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the ''Accumulation Period'' in the Contract.

*ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as ''Annuitants.'' If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

*ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

*ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who is the ''designated beneficiary'' for purposes of Section 72(s) of the Internal Revenue Code.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

COMPANY ("WE," "US," "SUN LIFE (N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT DATE: The date on which we issue your Contract. This is called the ''Issue Date'' in the Contract.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Contract Anniversary is the first day immediately after the end of a Contract Year. Each Contract Year after the first is the 12 calendar month period that begins on your Contract Anniversary. If, for example, the Contract Date is in March, the first Contract Year will be determined from the Contract Date but will end on the last day of March in the following year; your Contract Anniversary is April 1 and all Contract Years after the first will be measured from April 1.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.
EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term ''Owner,'' as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SEVEN-YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Contract Anniversaries.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* You specify these items on the Application, and may change them, as we described in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

	Contract Year	Hypothetical Account Value	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	1	$41,000	$ 4,000	$37,000	6.00%	$2,220
(b)	3	$52,000	$12,000	$40,000	5.00%	$2,000
(c)	7	$80,000	$28,000	$40,000	3.00%	$1,200
(d)	9	$98,000	$68,000	$0	0.00%	$0

(a)
The free withdrawal amount in any Contract Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last 7 Contract Years (''New Payments'')); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last 7 Contract Years (''Old Payments'') not previously withdrawn. In Contract Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Contract Year 1 and is subject to the withdrawal charge.

(b)
In Contract Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Contract Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Contract Year 1.

(c)
In Contract Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Contract Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Contract Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Contract Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d)
In Contract Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Contract Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Contract Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Contract Years 1 through 7 are carried forward and available for use in Contract Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Contract Year, and there are a series of three partial withdrawals made during the fifth Contract Year of $9,000, $12,000, and $15,000.

	Hypothetical Account Value	Partial Withdrawal Amount	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	$64,000	$ 9,000	$20,000	$ 0	4.00%	-
(b)	$56,000	$12,000	$11,000	$ 1,000	4.00%	$ 40
(c)	$40,000	$15,000	-	$15,000	4.00%	$ 600

(a)
In the fifth Contract Year, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of Contract Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b)
Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c)
The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

Part 2 - Fixed Account - Examples of the Market Value Adjustment (''MVA'')

The MVA Factor is:

[(1 + I) ÷ (1 + J)](N/12) - 1

These examples assume the following:

(1)	The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
(2)	The date of surrender is two years from the Expiration Date (N = 24).
(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.
(4)	The interest earned in the current Contract Year is $674.16.
(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examplesin Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08.

The MVA factor =	=	[(1 + I) ÷ (1 + J)](N/12) - 1
	=	[(1 + .06) ÷ (1 + .08)](24/12) - 1
	=	(.9812) - 1
	=	.963 - 1
	=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674) x (-.037) = $415.73

- 415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - 674.16) x (- .037) = - $49.06. - $49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05.

The MVA factor	=	[(1 + I) ÷ (1 + J)](N/12) - 1
	=	[(1 + .06) ÷ (1 + .05)](24/12) - 1
	=	(1.010 ^ 2) - 1
	=	1.019 - 1
	=	.019

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C -
CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information.

Accumulation		Accumulation	Number of
Unit Value		Unit Value	Accumulation
Sub-Account	Beginning of Period	End of Period	Units End of Period	Year

MFS®/ Sun Life Bond Series	$ 13.9590	$14.4822	140,433	2006
	13.9100	13.9590	163,530	2005
	13.2754	13.9100	187,738	2004
	12.2687	13.2754	214,106	2003
	11.3517	12.2687	189,891	2002
	10.6791	11.3517	104,737	2001
	9.820	10.6791	14,630	2000
	10.0000	9.8200	2,344	1999

MFS®/ Sun Life Capital Appreciation Series	13.4231	14.0816	618,493	2006
	13.4868	13.4231	833,253	2005
	12.3185	13.4868	822,155	2004
	9.7046	12.3185	981,020	2003
	14.5540	9.7046	1,124,286	2002
	19.7625	14.5540	1,365,984	2001
	22.6198	19.7625	1,492,787	2000
	17.2946	22.6198	1,596,747	1999
	13.6249	17.2946	1,387,198	1998
	11.2208	13.6249	933,956	1997

MFS®/ Sun Life Capital Opportunities Series	13.2996	14.9945	147,248	2006
	13.2677	13.2996	184,033	2005
	11.9276	13.2677	254,151	2004
	9.4264	11.9276	298,752	2003
	13.7322	9.4264	349,823	2002
	18.5566	13.7322	506,229	2001
	19.7776	18.5566	530,934	2000
	13.5854	19.7776	423,782	1999
	10.8511	13.5854	245,193	1998
	10.0000	10.8511	61,777	1997

MFS®/ Sun Life Emerging Growth Series	15.1231	16.1111	473,820	2006
	14.0503	15.1231	610,175	2005
	12.5815	14.0503	773,079	2004
	9.7019	12.5815	978,305	2003
	14.9457	9.7019	1,179,567	2002
	23.1680	14.9457	1,536,602	2001
	29.0322	23.1680	1,714,685	2000
	16.7445	29.0322	1,674,168	1999
	12.6847	16.7445	1,482,470	1998
	10.5475	12.6847	966,583	1997

MFS®/ Sun Life Emerging Markets Equity Series	16.5879	21.2941	71,766	2006
	12.2981	16.5879	84,998	2005
	9.8055	12.2981	53,476	2004
	6.5154	9.8055	55,646	2003
	6.7371	6.5154	42,761	2002
	6.9035	6.7371	30,074	2001
	9.0591	6.9035	24,973	2000
	6.0241	9.0591	28,793	1999
	8.7203	6.0241	23,240	1998
	10.0000	8.7203	41,861	1997

MFS®/ Sun Life Global Government Series	13.8573	14.3451	21,921	2006
	15.1418	13.8573	31,191	2005
	13.9510	15.1418	42,084	2004
	12.2376	13.9510	52,002	2003
	10.2875	12.2376	78,966	2002
	10.6604	10.2875	69,104	2001
	10.6699	10.6604	76,984	2000
	11.4123	10.6699	89,314	1999
	10.0221	11.4123	90,226	1998
	10.2412	10.0221	73,436	1997

MFS®/ Sun Life Global Growth Series	19.6936	22.7970	159,840	2006
	18.1476	19.6936	191,151	2005
	15.9174	18.1476	246,761	2004
	11.9165	15.9174	278,716	2003
	14.9862	11.9165	313,673	2002
	18.9231	14.9862	448,061	2001
	22.0864	18.9231	489,355	2000
	13.3854	22.0804	509,687	1999
	11.8491	13.3854	402,319	1998
	10.4190	11.8491	324,362	1997

MFS®/ Sun Life Global Total Return Series	19.7207	22.8091	199,821	2006
	19.2709	19.7207	237,423	2005
	16.6854	19.2709	275,475	2004
	13.7581	16.6854	311,788	2003
	13.8673	13.7581	222,222	2002
	14.9900	13.8673	284,489	2001
	14.8545	14.9900	295,796	2000
	13.8923	14.8545	310,409	1999
	11.9033	13.8923	334,013	1998
	10.6202	11.9033	181,210	1997

MFS®/ Sun Life Government Securities Series	15.0138	15.3527	245,066	2006
	14.8808	15.0138	325,948	2005
	14.5427	14.8808	425,067	2004
	14.4361	14.5427	588,466	2003
	13.3313	14.4361	791,208	2002
	12.5815	13.3313	504,489	2001
	11.3761	12.5815	610,154	2000
	11.7627	11.3761	553,951	1999
	10.9695	11.7627	483,528	1998
	10.2283	10.9695	168,798	1997

MFS®/ Sun Life High Yield Series	15.0602	16.3963	284,609	2006
	14.9426	15.0602	363,446	2005
	13.8321	14.9426	518,947	2004
	11.5494	13.8321	638,912	2003
	11.4032	11.5494	666,103	2002
	11.3643	11.4032	803,391	2001
	12.3601	11.3643	848,963	2000
	11.7316	12.3601	988,547	1999
	11.8237	11.7316	869,291	1998
	10.5902	11.8237	482,767	1997

MFS®/ Sun Life International Value Series	21.1517	26.9574	153,740	2006
	14.9426	21.1517	155,225	2005
	13.8321	18.6144	145,666	2004
	11.5494	14.7437	158,833	2003
	12.0613	11.1880	193,097	2002
	14.3192	12.0613	212,897	2001
	14.8716	14.3192	220,666	2000
	12.8587	14.8716	53,996	1999
	9.3612	12.8587	41,872	1998
	10.2062	9.3612	9,227	1997

MFS®/ Sun Life International Growth Series	14.9579	18.5935	111,077	2006
	13.1987	14.9579	113,047	2005
	11.2527	13.1987	125,684	2004
	8.2285	11.2527	127,527	2003
	9.4694	8.2285	149,436	2002
	11.4167	9.4694	142,195	2001
	12.5550	11.4167	121,359	2000
	9.4088	12.5550	246,036	1999
	10.7213	9,4088	272,201	1998
	10.2062	10.7213	188,749	1997

MFS®/ Sun Life Massachusetts Investors Growth Stock Series	8.2787	8.7905	449,020	2006
	8.0426	8.2787	555,446	2005
	7.4405	8.0426	674,359	2004
	6.1146	7.4405	768,535	2003
	8.6184	6.1146	810,817	2002
	11.6369	8.6184	882,693	2001
	12.5684	11.6369	703,237	2000
	10.0000	12.5684	275,481	1999

MFS®/ Sun Life Massachusetts Investors Trust Series	17.0852	19.0915	988,022	2006
	16.0844	17.0852	1,243,013	2005
	14.5644	16.0844	1,560,844	2004
	12.0229	14.5644	1,915,103	2003
	15.4765	12.0229	2,261,390	2002
	18.6244	15.4765	2,834,797	2001
	18.8640	18.6244	2,982,000	2000
	17.8458	18.8640	3,305,098	1999
	14.6125	17.8458	2,936,804	1998
	11.2287	14.6125	1,722,218	1997

MFS®/ Sun Life Money Market Series	11.9717	12.3493	272,599	2006
	11.8175	11.9717	323,265	2005
	11.8852	11.8175	407,329	2004
	11.9762	11.8852	701,948	2003
	11.9911	11.9762	908,218	2002
	11.7167	11.9911	836,653	2001
	11.2115	11.7167	487,950	2000
	10.8609	11.2115	760,178	1999
	10.4857	10.8609	921,204	1998
	10.1193	10.4857	395,655	1997

MFS®/ Sun Life New Discovery Series	14.2734	15.9308	123,585	2006
	13.7565	14.2734	137,800	2005
	12.9781	13.7565	208,136	2004
	9.7270	12.9781	223,352	2003
	14.8233	9.7270	237,152	2002
	15.8421	14.8233	254,495	2001
	16.0007	15.8421	168,713	2000
	10.0000	16.0007	69,746	1999

MFS®/ Sun Life Research Series	16.1060	17.5609	634,292	2006
	15.1201	16.1060	824,261	2005
	13.2370	15.1201	1,015,710	2004
	10.7105	13.2370	1,200,315	2003
	14.5082	10.7105	1,429,972	2002
	18.7162	14.5082	1,906,941	2001
	16.1649	19.7914	2,320,814	1999
	13.2588	16.1649	2,330,245	1998
	11.1263	13.2588	1,478,012	1997

MFS®/ Sun Life Core Equity Series	14.2962	16.0361	126,960	2006
	13.6039	14.2962	174,420	2005
	12.0342	13.6039	204,452	2004
	9.5433	12.0342	215,089	2003
	12.3124	9.5433	245,891	2002
	14.0128	12.3124	266,116	2001
	13.7803	14.0128	289,277	2000
	12.9195	13.7803	283,227	1999
	10.7234	12.9195	222,849	1998
	10.0000	10.7234	59,221	1997

MFS®/ Sun Life Research International Series	15.6089	19.6230	87,102	2006
	13.5781	15.6089	97,912	2005
	11.3603	13.5781	95,205	2004
	8.6056	11.3603	90,141	2003
	9.8579	8.6056	91,617	2002
	12.1549	9.8579	85,319	2001
	13.3890	12.1549	73,754	2000
	10.0000	13.3890	23,159	1999

MFS®/ Sun Life Strategic Growth Series	5.7700	6.0649	40,476	2006
	5.7698	5.7700	45,047	2005
	5.4770	5.7698	65,476	2004
	4.3574	5.4770	75,193	2003
	6.3172	4.3574	64,100	2002
	8.5000	6.3172	91,155	2001
	10.0000	8.5000	11,374	2000

MFS®/ Sun Life Strategic Income Series	13.2500	13.9444	123,374	2006
	13.1860	13.2500	127,158	2005
	12.3757	13.1860	115,341	2004
	11.1163	12.3757	103,289	2003
	10.4868	11.1163	68,782	2002
	10.2897	10.4868	48,448	2001
	10.1388	10.2897	33,990	2000
	10.0000	10.1388	23,978	1999

MFS®/ Sun Life Total Return Series	19.8165	21.9321	1,087,307	2006
	19.5035	19.8165	1,311,912	2005
	17.7421	19.5035	1,542,954	2004
	15.3567	17.7421	1,820,743	2003
	16.5156	15.3567	2,027,424	2002
	16.6629	16.5156	2,017,890	2001
	14.4646	16.6629	1,932,406	2000
	14.2649	14.4646	2,196,447	1999
	12.9446	14.2649	2,154,305	1998
	10.7617	12.9446	1,288,455	1997

MFS®/ Sun Life Utilities Series	25.9861	33.9018	237,890	2006
	22.4641	25.9861	297,473	2005
	17.4725	22.4641	325,917	2004
	13.0025	17.4725	369,512	2003
	17.3147	13.0025	407,721	2002
	23.1986	17.3147	657,092	2001
	21.9857	23.1986	709,257	2000
	16.9849	21.9857	616,993	1999
	14.6470	16.9849	529,135	1998
	11.1898	14.6470	187,310	1997

MFS®/ Sun Life Value Series	14.6101	17.4286	380,214	2006
	13.8973	14.6101	461,543	2005
	12.1988	13.8973	511,260	2004
	9.8707	12.1988	536,812	2003
	11.5813	9.8707	573,551	2002
	12.6949	11.5813	382,352	2001
	9.8814	12.6949	88,109	2000
	10.0000	9.8814	23,813	1999

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
P.O. Box 9133
Wellesley Hills, MA 02481
Telephone:
Toll Free (800) 752-7215

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

PART B

MAY 21, 2007

FUTURITY NY

AND

MFS REGATTA GOLD NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (N.Y.) VARIABLE ACCOUNT C

Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity NY Variable and Fixed Annuity Contract and the MFS Regatta Gold NY Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life of Canada (N.Y.) Variable Account C (the "Variable Account") which is not included in the Prospectus dated May 21, 2007. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 282-7073 for the Futurity Contracts or (800) 447-7569 for the MFS Regatta Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK ("Sun Life (N.Y.)")

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (N.Y.). Sun Life Financial ultimately controls Sun Life (N.Y.) through the following intervening company subsidiaries: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH IBCA CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch IBCA and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003809 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117130 (14.5645672 x 1.00323702).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846391 (12.3456789 x 1.00323702 (the Net Investment Factor) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5845672 x 6.78 ÷ 1,000). The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 x 12.3846391).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.10% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant’s Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Insurance and Annuity Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 27, 2007, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph relating to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, as described in Note 1), and have been so included in their reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account C that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing therein (which report dated April 20, 2007 accompanying the financial statements expresses an unqualified opinion) and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company (N.Y.) are included herein. The consolidated financial statements of Sun Life Insurance and Annuity Company (N.Y.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the years ended December 31,

	2006	2005	2004
Revenues

Premiums and annuity considerations	$38,322	$32,247	$35,006
Net investment income	97,365	94,264	93,870
Net realized investment (losses) gains	(6,081)	(4,086)	9,301
Fee and other income	21,083	13,578	13,562

Total revenues	150,689	136,003	151,739

Benefits and Expenses

Interest credited	56,379	69,641	78,220
Policyowner benefits	29,257	25,663	26,622
Other operating expenses	22,988	23,489	19,305
Amortization of deferred policy acquisition costs	18,422	9,491	5,763

Total benefits and expenses	127,046	128,284	129,910

Income before income tax expense and cumulative effect of change in accounting principle	23,643	7,719	21,829

Income tax expense
Federal	7,410	2,278	7,229
State	-	-	82
Income tax expense	7,410	2,278	7,311

Income before cumulative effect of change in accounting principle, net of tax	16,233	5,441	14,518

Cumulative effect of change in accounting principle, net of tax benefit of $471	-	-	(874)

Net income	$16,233	$5,441	$13,644

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31, 2006	December 31, 2005
ASSETS

Investments:
Available-for-sale fixed maturity securities at fair value (amortized cost of $1,460,077 and $1,684,650 in 2006 and 2005, respectively)	$1,463,043	$1,682,864
Mortgage loans	161,292	144,422
Policy loans	139	188
Other invested assets	65,922	53
Cash and cash equivalents	54,231	54,540

Total investments and cash	1,744,627	1,882,067

Accrued investment income	15,125	18,400
Deferred policy acquisition costs	85,021	80,640
Deferred federal income taxes	-	4,273
Goodwill	37,788	37,788
Receivable for investments sold	1,244	1,471
Reinsurance receivable	5,906	5,886
Other assets	15,146	4,795
Separate account assets	796,827	681,218

Total assets	$2,701,684	$2,716,538

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,437,396	$1,642,039
Future contract and policy benefits	54,100	50,549
Deferred federal income taxes	6,953	-
Payable for investments purchased	5,735	12,053
Other liabilities and accrued expenses	90,517	38,676
Separate account liabilities	796,827	681,218

Total liabilities	2,391,528	2,424,535

Commitments and contingencies - Note 19

STOCKHOLDER’S EQUITY

Common stock, $350 par value - 6,001 shares authorized;
6,001 shares issued and outstanding	2,100	2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive income (loss)	1,432	(488)
Retained earnings	66,661	50,428

Total stockholder’s equity	310,156	292,003

Total liabilities and stockholder’s equity	$2,701,684	$2,716,538

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the years ended December 31,

	2006	2005	2004

Net income	$16,233	$5,441	$13,644
Other comprehensive income (loss)
Net unrealized holding (losses) gains on available-for-sale
securities, net of tax and policyholder amounts (1)	(4,375)	(10,760)	1,383
Reclassification adjustments of realized investment losses (gains)
into net income, net of tax (2)	6,295	(4,211)	(11,646)
Other comprehensive income (loss)	1,920	(14,971)	(10,263)

Comprehensive income (loss)	$18,153	$(9,530)	$3,381

(1)	Net of tax (benefit) expense of $(2.4) million, $(5.8) million and $0.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.
(2)	Net of tax benefit (expense) of $3.4 million, $(2.3) million and $(6.3) million for the years ended December 31, 2006, 2005 and 2004, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the years ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity

Balance at December 31, 2003	$2,100	$239,963	$24,746	$31,343	$298,152

Net income	-	-	-	13,644	13,644
Other comprehensive loss	-	-	(10,263)	-	(10,263)

Balance at December 31, 2004	2,100	239,963	14,483	44,987	301,533

Net income	-	-	-	5,441	5,441
Other comprehensive loss	-	-	(14,971)	-	(14,971)

Balance at December 31, 2005	2,100	239,963	(488)	50,428	292,003

Net income	-	-	-	16,233	16,233
Other comprehensive income	-	-	1,920	-	1,920

Balance at December 31, 2006	$2,100	$239,963	$1,432	$66,661	$310,156

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,

	2006	2005	2004
Cash Flows From Operating Activities
Net income	$16,233	$5,441	$13,644
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
Net amortization of premiums on investments	3,956	7,224	11,239
Amortization of deferred policy acquisition costs	18,422	9,491	5,763
Net realized investment losses (gains)	6,081	4,086	(9,301)
Interest credited to contractholder deposit funds	56,379	69,641	78,220
Deferred federal income taxes	10,193	(947)	7,185
Cumulative effect of change in accounting principle, net
of tax	-	-	874
Changes in assets and liabilities:
Deferred policy acquisition cost additions	(23,909)	(9,646)	(15,086)
Accrued investment income	3,275	844	826
Future contract and policy benefits	3,106	736	132
Other, net	(24,875)	29,604	6,549

Net cash provided by operating activities	68,861	116,474	100,045

Cash Flows From Investing Activities
Sales, maturities and repayments of:
Available-for-sale fixed maturities	757,662	673,665	1,531,260
Equity securities		-	766
Mortgage loans	29,415	7,584	19,960
Purchases of:
Available-for-sale fixed maturities	(549,218)	(568,813)	(1,596,830)
Equity securities	-	-	(623)
Mortgage loans	(46,285)	(15,445)	(48,624)
Other invested assets	(65,858)	-	-
Net change in payable/receivable of investments purchased
and sold	-	-	(4,507)
Net change in policy loans	49	(35)	121
Net change in other investing activities	65,845	-	-

Net cash provided by (used in) investing activities	191,610	96,956	(98,477)

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
(in thousands)
For the years ended December 31,

	2006	2005	2004

Cash Flows From Financing Activities
Additions to contractholder deposit funds	$121,837	$53,495	$147,241
Withdrawals from contractholder deposit funds	(382,617)	(255,647)	(171,504)
Other, net	-	-	1,621

Net cash used in financing activities	(260,780)	(202,152)	(22,642)

(Decrease) increase in cash and cash equivalents	(309)	11,278	(21,074)

Cash and cash equivalents, beginning of year	54,540	43,262	64,336

Cash and cash equivalents, end of year	$54,231	$54,540	$43,262

Supplemental Information
Income taxes refunded	$-	$274	$525

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

Sun Life Insurance and Annuity Company of New York ("the Company") engages in the sale of fixed and variable annuity contracts, individual life and group life insurance, group stop loss and group disability insurance in the state of New York. These contracts are sold by insurance agents, some of whom are registered representatives of national and regional stock brokerage firms, and brokers.

The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S"). The Company is also an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

As of December 31, 2004, SLC - U.S. Ops Holdings was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company incorporated in 1865 and a direct wholly-owned subsidiary of SLF. On January 4, 2005, a reorganization was completed under which most of SLOC’s asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. The Company is now an indirect subsidiary of Sun Life Financial Corp., and continues to be an indirect subsidiary of SLF.

In 2006, the Company established SLNY Private Placement Investment Company I, LLC, a non-insurer investment limited liability corporation.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates are those used in determining fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments. Actual results could differ from those estimates.

Financial Instruments

In the normal course of business, the Company may enter into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments, and short term bank participations. All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Investments

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on the Company’s intent as either held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported as a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities, repayment and liquidity characteristics. The Company does not engage in trading activities. All of the Company’s fixed maturity securities are classified as available-for-sale. Included with available-for-sale fixed maturities are mortgage backed securities in To Be Announced ("TBA") form. The Company records these purchases on the trade date and the corresponding payable is recorded as an outstanding liability in the payable for investments purchased until the settlement date of the transaction. All security transactions are recorded on a trade-date basis.

The Company’s accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company will be unable to recover all amounts due under the contractual obligations of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or on the loan’s observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower’s ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance. The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, inclusive of changes in the provision for estimated losses on mortgage loans, a realized investment loss is recorded.

Income on investments is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower’s financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity, universal life and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses. This amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

DAC is also adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive income. DAC was (decreased) increased by $(0.5) million and $0.8 million at December 31, 2006 and 2005, respectively, relating to this adjustment.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

Policy liabilities and accruals

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits ("GMDB"). Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions that were set at the time that loss recognition testing resulted in additional reserves. Loss recognition testing is done periodically to make sure that these assumptions remain adequate. Reserves for guaranteed minimum death benefits are calculated according to the methodology of American Institute of Certified Public Accountants (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value. These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate. In particular, for the Company’s group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period. These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders. The liabilities are not reduced by surrender charges.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered earned revenue when due. Premiums related to group disability insurance and group stop loss are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy. For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses. Management believes intercompany expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

Income Taxes

For the year ended December 31, 2006, the Company will file a stand-alone federal income tax return, as it did for years 2005 and 2004. Taxes are computed under SFAS No. 109, "Accounting for Income Taxes." Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences relate primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not subject to liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the consolidated financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder. The activity of the separate accounts is not reflected in the Company’s consolidated financial statements except for: (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and, (2) the activity related to the GMDB, guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is reflected in the Company’s consolidated financial statements and accompanying notes.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

New and Adopted Accounting Pronouncements

In September 2006, the Securities and Exchange Commission ("SEC") Staff issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB No. 108"), which addresses how the effects of prior year uncorrected financial statement misstatements should be considered in current year financial statements. SAB No. 108 requires registrants to quantify misstatements using both balance sheet and income statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relative quantitative and qualitative factors. The requirements of SAB No. 108 are effective for annual financial statements covering the first fiscal year ending after November 15, 2006. The Company’s adoption of SAB No. 108 during the year ended December 31, 2006 had no impact on the Company’s consolidated financial statements.

In November of 2005, the FASB issued FASB Staff Position ("FSP") 115-1 and 124-1 "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments." This FSP is effective for reporting periods beginning after December 15, 2005. The FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of the impairment loss. The statement also includes accounting guidance for periods subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. Adoption of this FSP did not impact the methodology used by the Company to determine and measure impaired investments. See disclosure in Note 4.

In May of 2005, the FASB issued FASB Statement No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154 changes the requirements for the accounting and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. SFAS No. 154 eliminates the requirement in Accounting Principles Board Opinion No. 20 to include the cumulative effect of a change in accounting in the income statement in the period of change and requires retrospective applications to prior periods’ financial statements of changes in accounting principle, unless it is impracticable to determine either the specific period effects or the cumulative effect of the change. SFAS No. 154 applies to changes required by new accounting pronouncements only when the pronouncement does not include specific transition guidance. The adoption of SFAS No. 154 did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2004, the Company adopted SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
o	Reporting and measuring the Company’s interest in its separate accounts as investments.

See Footnote 13 for additional information regarding the impact of adoption of SOP 03-1.

Accounting Standards Not Yet Adopted

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reporting earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of SFAS No. 157, "Fair Value Measurements." The Company is currently evaluating the impact, if any, that SFAS No. 159 may have on the Company’s consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Accounting Standards Not Yet Adopted (continued)

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years. Earlier application is permitted provided that the reporting entity has not yet issued interim or annual financial statements for that fiscal year. The Company is currently evaluating the impact, if any, that SFAS No. 157 may have on the Company’s consolidated financial statements.

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently assessing the impact, if any, of FIN 48 on its consolidated financial statements.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets" ("SFAS No. 156"), an amendment to SFAS No. 140. SFAS No. 156 requires all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss and assess the rights for impairment or the need for an increased obligation. The option to subsequently measure servicing rights at fair value will allow entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133. SFAS No. 156 is effective for fiscal years beginning after September 15, 2006. Earlier application is permitted provided that the reporting entity has not yet issued interim or annual financial statements for that fiscal year. The adoption of this statement will not have a material impact on the Company’s financial position or results of operations.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments" ("SFAS No. 155"), an amendment to SFAS No. 133 and SFAS No. 140. Among other things, SFAS No. 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS No. 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS No. 155 is effective for all financial instruments acquired, issued, or subject to a remeasurement (new basis) event occurring after the beginning of an entity’s first fiscal year beginning after September 15, 2006. At initial application of SFAS No. 155, the fair value election provided for in paragraph 4(c) may be applied for hybrid financial instruments that were bifurcated under paragraph 12 of SFAS No. 133 prior to the initial application of SFAS No. 155.

In January 2007, the FASB provided a scope exception under SFAS No. 155 for securitized interests that only contain an embedded derivative that is tied to the prepayment risk of the underlying prepayable financial assets, and for which the investor does not control the right to accelerate the settlement. If a securitized interest contains any other embedded derivative (for example, an inverse floater), then it would be subject to the bifurcation tests in SFAS No. 133, as would securities purchased at a significant premium. Following the issuance of the scope exception by the FASB, changes in the market value of the Company’s investment securities would continue to be made through other comprehensive income, a component of stockholders’ equity. The Company does not expect that the January 1, 2007 adoption of SFAS No. 155 will have a material impact on the Company’s financial position, results of operations or cash flows. However, to the extent that certain of the Company’s future investments in securitized financial assets do not meet the scope exception adopted by the FASB, the Company’s future results of operations may exhibit volatility if such investments are required to be bifurcated or marked to market value in their entirety through the income statement, depending on the election made by the Company.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Accounting Standards Not Yet Adopted (continued)

In September of 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an impact the Company’s consolidated financial statements.

2. GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company’s acquisition of Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport Life Insurance Company. KBL was merged into the Company on December 31, 2002. Goodwill is allocated in total to the Wealth Management Segment. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill and indefinite-lived assets are tested for impairment on an annual basis. The Company completed the required impairment tests during the second quarter of 2006 and concluded that these assets were not impaired.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $14.5 million, $16.0 million and $11.5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company had $1.0 million and $17.9 million due to related parties at December 31, 2006 and 2005, respectively, and $5.6 million and $0.6 million due from related parties at December 31, 2006 and 2005, respectively.

During 2006, 2005 and 2004, the Company paid $1.4 million, $1.0 million and $1.0 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc.

During 2006, 2005 and 2004, the Company paid $1.5 million, $2.8 million and $2.5 million, respectively, in commission fees to Independent Financial Marketing Group, Inc., an affiliate.

During 2006, 2005 and 2004, the Company paid $1.3 million, $1.5 million and 1.4 million, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser and affiliate.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

As more fully described in Note 10, the Company participates in a pension plan and other post-retirement benefits plan sponsored by Sun Life U.S.

Management believes intercompany revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of the Company’s fixed maturities were as follows (in 000’s):

	December 31, 2006
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$135,634	$421	$(1,392)	$134,663
Foreign government and agency securities	5,662	174	(20)	5,816
U.S. treasury and agency securities	5,897	88	(4)	5,981
Total Non-Corporate Securities	147,193	683	(1,416)	146,460
Corporate Securities
Basic industry	8,057	152	(59)	8,150
Capital goods	114,508	1,023	(494)	115,037
Communications	142,346	1,619	(1,573)	142,392
Consumer cyclical	119,327	740	(1,447)	118,620
Consumer noncyclical	39,116	291	(308)	39,099
Energy	43,472	472	(248)	43,696
Finance	691,623	4,892	(2,482)	694,033
Technology	7,000	-	(405)	6,595
Transportation	27,481	331	(53)	27,759
Utilities	97,842	2,202	(1,296)	98,748
Other	22,112	344	(2)	22,454
Total Corporate Securities	1,312,884	12,066	(8,367)	1,316,583
Total available-for-sale fixed maturities	$1,460,077	$12,749	$(9,783)	$1,463,043

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (continued)

	December 31, 2005
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$261,006	$1,114	$(2,015)	$260,105
Foreign government and agency securities	6,192	296	(3)	6,485
U.S. treasury and agency securities	55,874	24	(572)	55,326
Total Non-Corporate Securities	323,072	1,434	(2,590)	321,916
Corporate Securities
Basic industry	9,627	226	(129)	9,724
Capital goods	85,693	1,317	(494)	86,516
Communications	144,968	2,416	(3,434)	143,950
Consumer cyclical	175,601	1,549	(8,369)	168,781
Consumer noncyclical	40,352	942	(555)	40,739
Energy	60,174	1,756	(260)	61,670
Finance	615,594	4,611	(2,720)	617,485
Technology	9,380	31	(297)	9,114
Transportation	46,021	664	(691)	45,994
Utilities	143,378	3,876	(1,317)	145,937
Other	30,790	452	(204)	31,038
Total Corporate Securities	1,361,578	17,840	(18,470)	1,360,948
Total available-for-sale fixed maturities	$1,684,650	$19,274	$(21,060)	$1,682,864

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (Continued)

The amortized cost and fair value by maturity periods for fixed maturities are shown below (in 000’s). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2006
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$144,737	$144,408
Due after one year through five years	572,492	574,370
Due after five years through ten years	345,032	345,744
Due after ten years	262,182	263,858
Subtotal	1,324,443	1,328,380
Asset-backed securities	135,634	134,663
Total	$1,460,077	$1,463,043

Gross gains of $3.4 million, $4.6 million and $17.5 million, and gross losses of $10.2 million, $3.2 million and $7.5 million were realized on the sale of fixed maturities for the years ended December 31, 2006, 2005 and 2004, respectively.

Fixed maturities with an amortized cost of approximately $0.5 million and $0.4 million at December 31, 2006 and 2005, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2006, 96.2% of the Company’s fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized statistical rating organizations. In 2006, $1.5 million of the prior years’ impairment losses were recovered through disposition and are included in net realized losses. In 2005, no prior years’ losses were recovered through disposition. In 2004, $0.1 million of the prior years’ impairment losses were recovered through disposition and are included in net realized gains.

The Company discontinued the accrual of income on all of its holdings for issuers in default. The termination of accrual accounting on these holdings reduced previously accrued income by $0.1 million, $0.3 million and $38,000, for the years ended December 31, 2006, 2005 and 2004, respectively. The fair market value of these investments was $4.2 million and $0.2 million at December 31, 2005 and 2004, respectively. As of December 31, 2006, the Company did not have any holdings for issuers that were in default.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2006 are as follows (dollar amounts in 000’s):

	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	12	$ 11,721	$ (66)	47	$ 66,792	$ (1,326)	59	$ 78,513	$ (1,392)
Foreign government and agency securities	-	-	-	1	985	(20)	1	985	(20)
U.S. treasury and agency securities	1	315	(3)	1	747	(1)	2	1,062	(4)
Total Non-Corporate Securities	13	12,036	(69)	49	68,524	(1,347)	62	80,560	(1,416)
Corporate Securities
Basic industry	-	-	-	2	1,960	(59)	2	1,960	(59)
Capital goods	4	16,008	(53)	4	15,147	(442)	8	31,155	(495)
Communications	6	16,214	(114)	16	32,831	(1,459)	22	49,045	(1,573)
Consumer cyclical	9	22,117	(223)	15	57,674	(1,224)	24	79,791	(1,447)
Consumer noncyclical	2	3,157	(76)	3	4,567	(231)	5	7,724	(307)
Energy	4	6,636	(116)	3	3,186	(132)	7	9,822	(248)
Finance	27	82,283	(529)	32	66,138	(1,953)	59	148,421	(2,482)
Technology	-	-	-	1	6,595	(405)	1	6,595	(405)
Transportation	2	3,674	(24)	1	793	(29)	3	4,467	(53)
Utilities	9	11,438	(196)	10	27,897	(1,100)	19	39,335	(1,296)
Other	1	2,020	(2)	-	-	-	1	2,020	(2)
Total Corporate Securities	64	163,547	(1,333)	87	216,788	(7,034)	151	380,335	(8,367)
Total available-for-sale fixed maturities	77	$ 175,583	$ (1,402)	136	$ 285,312	$ (8,381)	213	$ 460,895	$ (9,783)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2005 are as follows (dollar amounts in 000’s):

	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	52	$ 98,302	$ (1,367)	13	$ 28,545	$ (648)	65	$ 126,847	$ (2,015)
Foreign government and agency securities	1	1,002	(3)	-	-	-	1	1,002	(3)
U.S. treasury and agency securities	3	8,933	(52)	3	43,380	(520)	6	52,313	(572)
Total Non-Corporate Securities	56	108,237	(1,422)	16	71,925	(1,168)	72	180,162	(2,590)
Corporate Securities
Basic industry	4	3,353	(111)	1	1,032	(17)	5	4,385	(128)
Capital goods	3	11,914	(289)	3	9,281	(205)	6	21,195	(494)
Communications	16	43,415	(917)	11	27,081	(2,517)	27	70,496	(3,434)
Consumer cyclical	30	71,494	(3,685)	10	44,759	(4,684)	40	116,253	(8,369)
Consumer noncyclical	10	18,724	(555)	-	-	-	10	18,724	(555)
Energy	3	5,663	(108)	4	4,626	(152)	7	10,289	(260)
Finance	40	142,166	(1,346)	13	34,197	(1,374)	53	176,363	(2,720)
Technology	-	-	-	1	6,703	(297)	1	6,703	(297)
Transportation	3	5,596	(108)	3	6,052	(584)	6	11,648	(692)
Utilities	17	48,024	(837)	3	9,902	(480)	20	57,926	(1,317)
Other	-	-	-	2	7,033	(204)	2	7,033	(204)
Total Corporate Securities	126	350,349	(7,956)	51	150,666	(10,514)	177	501,015	(18,470)
Total available-for-sale fixed maturities	182	$ 458,586	$ (9,378)	67	$ 222,591	$ (11,682)	249	$ 681,177	$ (21,060)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company’s process focuses on issuer operating performance and overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on issuer financial ratios, including leverage and coverage measures specific to an industry and relative to any investment covenants. Additionally, the Company’s analysis assesses each issuer’s ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments as well the Company’s ability and intention, if any, to dispose of its position prior to the fair value increasing so as to allow recovery of the Company’s cost. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions. The Credit Committee meets and reviews the results of the Company’s impairment analysis on a quarterly basis.

Mortgage loans

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (Continued)

Mortgage loans

Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loan’s value has been impaired, appropriate losses are recorded. The Company had no restructured mortgage loans at December 31, 2006 and 2005, respectively.

Mortgage loans comprised the following property types and geographic regions (in 000’s):

	December 31,
Property Type:	2006	2005
Office building	$52,777	$51,396
Residential	1,700	1,514
Retail	66,564	56,359
Industrial/warehouse	31,842	29,501
Other	8,645	5,888
Valuation allowance	(236)	(236)

Total	$161,292	$144,422

	December 31,
Geographic region:	2006	2005
Arizona	$5,485	$6,854
California	10,481	11,204
Colorado	5,773	5,914
Delaware	11,279	11,612
Florida	22,592	20,112
Georgia	7,206	5,919
Illinois	1,987	2,052
Indiana	6,114	6,434
Kansas	2,729	-
Maryland	10,345	10,680
Minnesota	550	4,876
Missouri	7,297	2,268
Nevada	1,184	1,212
New Jersey	9,305	2,636
New York	15,256	7,296
North Carolina	3,261	3,486
Ohio	9,806	11,486
Pennsylvania	7,360	14,314
Texas	14,535	8,206
Utah	2,492	2,678
Virginia	3,730	3,898
Other	2,761	1,521
Valuation allowance	(236)	(236)

Total	$161,292	$144,422

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (Continued)

At December 31, 2006, scheduled mortgage loan maturities were as follows (in 000’s):

2007	$-
2008	4,831
2009	263
2010	1,441
2011	25,943
Thereafter	128,814
Total	$161,292

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future. The outstanding funding commitments for these mortgages amounted to $7.8 million and $2.5 million at December 31, 2006 and 2005, respectively.

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment (losses) gains consisted of the following for the years ended December 31 (in 000’s):

	2006	2005	2004

Fixed maturities	$(6,834)	$1,462	$9,916
Mortgage loans	-	-	(155)
Short-term investments	-	(2)	143
Other than temporary declines	(771)	(5,546)	(689)
Sales of previously impaired assets	1,524	-	86
Total	$(6,081)	$(4,086)	$9,301

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000’s):

	2006	2005	2004

Fixed maturities	$88,091	$87,428	$86,999
Mortgage loans	10,017	8,500	7,982
Other (including fair value changes of embedded derivatives)	591	(211)	295
Gross investment income	98,699	95,717	95,276
Less: Investment expenses	1,334	1,453	1,406
Net investment income	$97,365	$94,264	$93,870

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments at December 31 (in 000’s):

	2006		2005
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 54,231	$ 54,231	$ 54,540	$ 54,540
Fixed maturities	1,463,043	1,463,043	1,682,864	1,682,864
Equity securities	17	17	-	-
Mortgages	161,292	162,268	144,422	149,065
Policy loans	139	139	188	188
Separate account assets	796,827	796,827	681,218	681,218

Financial liabilities:
Contractholder deposit funds	1,437,396	1,397,225	1,642,039	1,584,941
Separate account liabilities	796,827	796,827	681,218	681,218

The following methods were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities and equity securities: The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately-placed fixed maturities, fair values are estimated by taking into account prices for publicly-traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair value of equity securities are based on quoted market prices. Equity securities are included within other invested assets within the consolidated balance sheet.

Mortgage: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds: The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value. The fair values of other deposits with future maturity dates are estimated using discounted cash flows. GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are included in contractholder deposit funds. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection. Policyholder assumptions are based on experience studies and industry standards.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

8. REINSURANCE

The Company had an agreement with SLOC whereby SLOC reinsured the mortality risks of the Company’s group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly-renewable term basis. The agreement provided that SLOC would reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by the Company. The treaty was commuted effective December 31, 2004.

The Company had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of the Company’s group long-term disability contracts. The treaty was commuted effective December 31, 2004.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly- renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by the Company. The retention limit was raised to $9,000 per claim per month for claims incurred on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts. Under this agreement, certain stop loss benefits are reinsured on a yearly-renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for medical stop loss contracts ceded by the Company. The retention limit was raised to $1,500,000 for policies sold or renewed on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The effects of reinsurance were as follows (in 000’s):

	For the Years Ended December 31,
	2006	2005	2004

Premiums and annuity considerations
Direct	$40,773	$34,863	$37,251
Ceded - Non-affiliated	2,451	2,616	2,245
Net premiums and annuity considerations	$38,322	$32,247	$35,006

Policyowner benefits
Direct	$31,579	$27,388	$29,412
Ceded - Affiliated	-	-	1,493
Ceded - Non-affiliated	2,322	1,725	1,297
Net policyowner benefits	$29,257	$25,663	$26,622

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company regularly evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

9. SECURITIES LENDING

On May 1, 2006, the Company established a securities lending program which requires the borrower to provide collateral on a daily basis in amounts in excess of 102% of the fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $65.8 million at December 31, 2006. Fee income earned on securities lending transactions was $0.1 million for the year ended December 31, 2006.

10. RETIREMENT PLANS

Pension Plan

The Company participates in a non-contributory defined benefit pension plan ("Pension Plan") that is sponsored by Sun Life U.S., which is directly liable for the related obligations. Benefits under the plan are based on years of service and employees’ average compensation. The Company is allocated a portion of the Pension Plan’s expenses, or allocated a credit if expected return on plan assets exceeds the Pension Plan’s expenses. The allocated (credit) expenses were $(38,000), $211,000 and $25,000 for the years ended December 31, 2006, 2005 and 2004, respectively. Included in the 2005 allocation is a curtailment charge of $205,000 related to changes in the Pension Plan.

401(k) Savings Plan

The Company participates in a savings plan that qualifies under Section 401(k) of the Internal Revenue Code ("the 401(k) Plan") sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible to participate at date of hire. Employer contributions are matched up to a specified amount of the employee’s contributions to the 401(k) Plan. The Company’s portion of this employer contribution was $45,000, $16,000 and $19,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age-plus-service condition. Life insurance benefits are generally set at a fixed amount. The Company is allocated a portion of these post-retirement benefit plan expenses. The allocated expenses were $13,000, $8,000 and $13,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

11. FEDERAL INCOME TAXES

In June 2006, the FASB issued FIN 48. FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently assessing the impact, if any, of FIN 48 on its consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

11. FEDERAL INCOME TAXES (continued)

The Company files a stand-alone federal income tax return. A summary of the components of federal income tax expense (benefit) in the statements of income for the years ended December 31, is as follows (in 000’s):

	2006	2005	2004
Federal income tax expense (benefit):
Current	$(2,783)	$3,225	$124
Deferred	10,193	(947)	7,105

Total	$7,410	$2,278	$7,229

Federal income taxes attributable to operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate of 35%. The Company’s effective rate differed from the statutory federal income tax rate as follows (in 000’s):

	2006	2005	2004

Federal income tax expense at statutory rate	$8,275	$2,702	$7,640
Prior year items, including settlements	(340)	(424)	(411)
Separate account dividend received deduction	(525)	-	-

Federal income tax expense	$7,410	$2,278	$7,229

Net deferred income tax (liabilities) assets represent the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s deferred tax assets and liabilities as of December 31 were as follows (in 000’s):

	2006	2005

Deferred tax assets:
Actuarial liabilities	$4,555	$24,480
Net operating loss	7,954	-
Investments, net	762	1,138

Total deferred tax assets	13,271	25,618

Deferred tax liabilities:
Deferred policy acquisition costs	(18,836)	(18,669)
Other	(1,388)	(2,676)

Total deferred tax liabilities	(20,224)	(21,345)

Net deferred tax (liabilities) assets	$(6,953)	$4,273

The Company had no net income tax payments for the year ended December 31, 2006. The Company received income tax refunds of approximately $0.3 million and $0.5 million for the years ended December 31, 2005 and 2004, respectively. At December 31, 2006, the Company had $8.0 million of tax benefit on operating loss carryforwards that begin to expire in 2017.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

11. FEDERAL INCOME TAXES (continued)

The Company’s federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. In August of 2006, the Company was issued an Revenue Agent’s Report for the tax years 2001 through 2002. The IRS is currently conducting a federal income tax audit of the Company for the tax years 2003 and 2004. In the Company’s opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company’s consolidated financial statements. However, the amounts of these tax liabilities are estimates and could be revised in the future.

Beginning in 2007, the Company is eligible to participate in a consolidated federal income tax return with Sun Life U.S. and other affiliates.

12. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, included within future contract and policy benefits, related to the Company’s stop loss, group life and group disability insurance products is summarized below (in 000’s):

	2006	2005

Balance at January 1	$33,141	$32,571
Less reinsurance recoverable	(5,886)	(6,381)
Net balance at January 1	27,255	26,190
Incurred related to:
Current year	26,644	23,881
Prior years	(1,294)	(3,143)
Total incurred	25,350	20,738
Paid losses related to:
Current year	(14,881)	(13,860)
Prior years	(6,941)	(5,813)
Total paid	(21,822)	(19,673)

Balance at December 31	36,689	33,141
Less reinsurance recoverable	(5,906)	(5,886)
Net balance at December 31	$30,783	$27,255

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are made.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1,294 and $3,143 in 2006 and 2005, respectively. The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

13. LIABILITIES FOR CONTRACT GUARANTEES

On January 1, 2004, the Company adopted the AICPA’s SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts.
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.
o	Reporting and measuring the Company’s interest in its separate accounts as investments.

Upon adoption of SOP 03-1 in 2004, the cumulative effect, reported after tax and net of related effects on DAC, decreased net income and stockholder’s equity by $0.9 million. The reduction in net income was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $0.9 million, pretax, and a decrease in DAC of $0.5 million, pretax.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2006 (in 000’s):

Benefit Type	Account balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$895,458	$31,752	63.8
Minimum Accumulation or Withdrawal	$232,257	$6	60.2

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2005 (in 000’s):

Benefit Type	Account balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$824,936	$52,188	63.6
Minimum Accumulation or Withdrawal	$111,592	$22	58.7

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

13. LIABILITIES FOR CONTRACT GUARANTEES (continued)

The following roll-forward summarizes the reserve for the GMDB for the years ended December 31, (in 000’s):

	2006	2005
Balance at January 1	$681	$533
Benefit Ratio Change / Assumption Changes	84	520
Incurred guaranteed benefits	840	499
Paid guaranteed benefits	(972)	(910)
Interest	48	39

Balance at December 31	$681	$681

Because the Company has not issued products that contain a guaranteed minimum income benefit ("GMIB"), there is no requirement for a GMIB reserve as of December 31, 2006 or December 31, 2005.

The liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.
Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection. Policyholder assumptions are based on experience studies. The GMAB’s or GMWB’s constituted an asset (a liability) in the amount of $0.4 million and $(0.1) million at December 31, 2006 and December 31, 2005, respectively.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC. Previously some bonuses were deferred and amortized while others were expensed.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

14. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31, were as follow (in 000’s):

	2006	2005

Balance at January 1	$80,640	$66,690
Acquisition costs deferred	24,163	10,072
Amortized to expense during year	(18,422)	(9,491)
Adjustment related to change in unrealized
investment (gains) losses during year	(1,360)	13,369
Balance at December 31	$85,021	$80,640

15. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities. Each segment is defined consistent with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets, including allocated capital, by line of business. Allocation of operating expenses are made using both standard rates and actual expenses incurred. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards. The changes impact the amount of capital and income on capital that is allocated to Individual Protection, Group Protection and Wealth Management from the Corporate Segment.

Wealth Management

The Wealth Management Segment markets, sells and administers fixed and variable annuity products.

Group Protection

The Group Protection Segment markets, sells and administers group life, stop loss, long-term disability and short-term disability insurance products. These products are sold to employers that provide group benefits for their employees.

Individual Protection

The Individual Protection Segment markets, sells and administers universal life insurance, variable universal life insurance and conversions from the Company’s group life product.

Corporate

The Corporate Segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

15. SEGMENT INFORMATION (continued)

The following amounts pertained to the various business segments (in 000’s):

Year ended December 31, 2006

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$97,296	$39,833	$8,226	$5,334	$150,689
Total Expenditures	86,956	35,356	7,662	(2,928)	127,046
Pretax Income (Loss)	10,340	4,477	564	8,262	23,643

Net Income (Loss)	$7,803	$2,910	$366	$5,154	$16,233

Total Assets	$2,357,623	$80,969	$123,752	$139,340	$2,701,684

Year ended December 31, 2005

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$101,854	$32,604	$1,366	$179	$136,003
Total Expenditures	94,084	32,333	1,899	(32)	128,284
Pretax Income (Loss)	7,770	271	(533)	211	7,719

Net Income (Loss)	$5,475	$176	$(347)	$137	$5,441

Total Assets	$2,649,575	$55,319	$10,575	$1,069	$2,716,538

Year ended December 31, 2004

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$116,274	$34,908	$836	$(279)	$151,739
Total Expenditures	96,973	31,605	1,386	(54)	129,910
Pretax Income (Loss)	19,301	3,303	(550)	(225)	21,829

Net Income (Loss)	$11,766	$2,147	$(357)	$88	$13,644

Total Assets	$2,735,845	$53,131	$2,043	$21,283	$2,812,302

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

15. SEGMENT INFORMATION (continued)

As described earlier, effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards. The following provides a summary of the amounts allocated from the Corporate Segment to the other segments related to the allocation of income on capital for the years presented (in 000’s):

Year ended December 31, 2006

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Pretax income (loss)	$4,401	$775	$814	$(5,990)	$-

Year ended December 31, 2005

Pretax income (loss)	$12,379	$362	$-	$(12,741)	$-

Year ended December 31, 2004

Pretax income (loss)	$9,630	$277	$	$(9,907)	$-

16. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the New York State Insurance Department prepared on a statutory accounting basis prescribed or permitted by the State of New York. Statutory net income and capital stock and surplus differ from net income and stockholder’s equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, and income tax expense reflects only taxes paid or currently payable.

The Company’s statutory capital and surplus, and net (loss) income were as follows (in 000’s):

	Unaudited for the Years ended December 31,
	2006	2005	2004

Statutory capital and surplus	$ 132,693	$ 180,009	$ 192,131
Statutory net (loss) income	(51,183)	(11,841)	14,807

17. DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers. New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. No dividends were paid by the Company during 2006, 2005 or 2004.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2006, 2005 and 2004

18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income (loss) as of December 31, were as follows (in 000’s):

	2006	2005	2004

Unrealized gains (losses) on available-for-sale securities	$ 2,976	$ (1,785)	$ 35,255
Policyholder amounts	(989)	823	(12,546)
Tax effect and other	(555)	474	(8,226)

Accumulated other comprehensive income (loss)	$ 1,432	$ (488)	$ 14,483

19. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by the New York state guaranty fund.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flow of the Company.

Indemnities

In the normal course of business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements. The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws. Due to the nature of these indemnification agreements, it is not possible to estimate the Company’s potential liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years. As of December 31, 2006, minimum future lease payments under such leases were as follows (in 000’s):

2007	$ 234
2008	239
2009	243
2010	40
Total	$ 756

Total rental expense for the years ended December 31, 2006, 2005 and 2004 was $0.8 million, $1.0 million and $1.0 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Insurance and Annuity Company of New York and subsidiary (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006.  Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York and subsidiary as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants’ Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 27, 2007

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2006

Assets:
Investment in :	Shares	Cost	Value
Columbia Funds Variable Insurance Trust (VIT)
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	2,864	$34,077	$37,121
Columbia Marsico Growth Portfolio Sub-Account (NNG)	1,798	32,916	34,120
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	1,731	34,035	37,987
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio Sub-Account (F10)	29,873	346,607	345,329
VIP Freedom 2015 Portfolio Sub-Account (F15)	112,870	1,280,146	1,344,283
VIP Freedom 2020 Portfolio Sub-Account (F20)	42,150	478,994	509,174
Franklin Templeton Variable Insurance Products (VIP) Trust
Mutual Shares Securities Fund Sub-Account (FMS)	94,275	1,756,584	1,929,810
Templeton Developing Markets Securities Fund Sub-Account (TDM)	24,523	298,101	338,168
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	60,211	871,113	959,159
Templeton Foreign Securities Fund Sub-Account (FTI)	1,805,713	28,276,423	33,802,942
Franklin Value Securities Fund Sub-Account (FVS)	82,905	1,443,667	1,557,788
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	127,966	2,055,514	2,108,884
Growth & Income Portfolio Sub-Account (LA1)	791,672	21,692,118	23,227,656
Growth Opportunities Portfolio Sub-Account (LA9)	309,439	4,283,533	4,539,464
Mid Cap Value Portfolio Sub-Account (LA2)	239,914	5,132,654	5,225,336
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	48,655	570,763	540,557
Bond Series Sub-Account (BDS)	181,854	2,117,524	2,034,948
Capital Appreciation S Class Sub-Account (MFD)	9,969	176,075	202,570
Capital Appreciation Series Sub-Account (CAS)	730,802	13,849,514	14,981,445
Capital Opportunities S Class Sub-Account (CO1)	6,404	84,834	97,083
Capital Opportunities Series Sub-Account (COS)	144,971	1,830,806	2,207,901
Emerging Growth S Class Sub-Account (MFF)	44,142	700,423	802,950
Emerging Growth Series Sub-Account (EGS)	416,951	7,161,968	7,692,738
Emerging Markets Equity S Class Sub-Account (EM1)	25,880	555,212	629,654
Emerging Markets Equity Series Sub-Account (EME)	64,469	1,300,994	1,580,790
Global Governments S Class Sub-Account (GG1)	2,777	28,669	29,430
Global Governments Series Sub-Account (GGS)	99,666	1,117,666	1,066,429
Global Growth S Class Sub-Account (GG2)	6,111	72,508	95,514
Global Growth Series Sub-Account (GGR)	390,676	4,227,843	6,149,241
Global Total Return S Class Sub-Account (GT2)	19,106	289,299	343,718
Global Total Return Series Sub-Account (GTR)	258,847	3,909,582	4,687,724
Government Securities S Class Sub-Account (MFK)	1,255,338	15,920,340	15,792,156
Government Securities Series Sub-Account (GSS)	445,481	5,880,007	5,635,340
High Yield S Class Sub-Account (MFC)	637,376	4,306,589	4,385,147
High Yield Series Sub-Account (HYS)	781,806	5,231,363	5,417,916
International Growth S Class Sub-Account (IG1)	8,152	114,829	145,515
International Growth Series Sub-Account (IGS)	120,315	1,453,073	2,157,251
International Investors Trust S Class Sub-Account (MI1)	13,570	218,362	270,322
International Investors Trust Series Sub-Account (MII)	210,467	2,877,757	4,213,554
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	83,525	738,775	871,164
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	381,627	3,274,225	4,014,716
Massachusetts Investors Trust S Class Sub-Account (MFL)	514,187	15,516,101	17,302,391
Massachusetts Investors Trust Series Sub-Account (MIT)	711,243	20,619,023	24,104,011
Mid Cap Growth S Class Sub-Account (MC1)	67,901	355,766	410,801
Mid Cap Value S Class Sub-Account (MCV)	50,871	552,634	581,456
Money Market S Class Sub-Account (MM1)	9,594,701	9,594,701	9,594,701

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2006 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Money Market Series Sub-Account (MMS)	4,693,672	$4,693,672	$4,693,672
New Discovery S Class Sub-Account (M1A)	525,814	7,434,621	8,423,548
New Discovery Series Sub-Account (NWD)	123,762	1,503,706	2,009,898
Research S Class Sub-Account (RE1)	8,541	139,802	158,872
Research Series Sub-Account (RES)	595,596	10,024,586	11,155,519
Research Growth and Income S Class Sub-Account (RG1)	1,969	27,719	33,570
Research Growth and Income Series Sub-Account (RGS)	119,625	1,494,034	2,049,172
Research International S Class Sub-Account (RI1)	373,243	6,230,485	7,379,017
Research International Series Sub-Account (RIS)	85,717	1,192,494	1,709,195
Strategic Growth S Class Sub-Account (SG1)	114,722	826,942	938,430
Strategic Growth Series Sub-Account (SGS)	36,402	265,209	300,682
Strategic Income S Class Sub-Account (SI1)	19,543	202,429	205,987
Strategic Income Series Sub-Account (SIS)	162,148	1,749,689	1,720,388
Strategic Value S Class Sub-Account (SVS)	9,785	97,233	103,723
Total Return S Class Sub-Account (MFJ)	3,591,057	67,057,203	71,318,399
Total Return Series Sub-Account (TRS)	1,664,763	28,953,747	33,328,564
Utilities S Class Sub-Account (MFE)	76,736	1,442,586	1,771,838
Utilities Series Sub-Account (UTS)	449,089	5,949,417	10,441,329
Value S Class Sub-Account (MV1)	105,659	1,539,920	1,964,208
Value Series Sub-Account (MVS)	354,508	4,685,980	6,629,301
Oppenheimer Variable Account (VA) Funds
Capital Appreciation Fund Sub-Account (OCA)	47,288	1,697,552	1,943,044
Global Securities Fund Sub-Account (OGG)	64,026	2,105,236	2,336,311
Main Street Fund Sub-Account (OMG)	1,545,974	33,508,424	38,000,053
Main Street Small Cap Fund Sub-Account (OMS)	41,735	708,942	792,129
PIMCO Variable Insurance Trust (VIT)
Emerging Markets Bond Portfolio Sub-Account (PMB)	37,685	512,125	526,080
Low Duration Portfolio Sub-Account (PLD)	3,691,796	37,384,397	37,139,469
Real Return Portfolio Sub-Account (PRR)	197,252	2,487,734	2,353,218
Total Return Portfolio Sub-Account (PTR)	342,292	3,523,888	3,463,992
VIT All Asset Portfolio Sub-Account (PRA)	7,595	89,787	88,639
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	31,026	374,118	350,898
Sun Capital Advisers Trust (SCAT)
All Cap S Class Sub-Account (SSA)	9,412	107,098	119,061
FI Large Cap Growth Fund Sub-Account (LGF)	1,933	18,628	19,289
Investment Grade Bond S Class Sub-Account (IGB)	66,693	645,531	646,258
Real Estate Fund S Class Sub-Account (SRE)	282,133	6,252,207	7,400,362
Real Estate Fund Sub-Account (SC3)	23,888	404,493	587,636
Sun Capital Money Market S Class Sub-Account (CMM)	44,249	44,249	44,249
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	1,045	23,485	27,330
		$428,063,075	$476,209,684
Liability:
Payable to Sponsor			(619,993)
Net Assets			$475,589,691

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2006 - continued

	Applicable to Owners of		Reserve for
Net Assets Applicable to Contract Participants:	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Consolidated Regatta Contracts:
Columbia Funds Variable Insurance Trust (VIT)
NMT	2,805	$37,121	$-	$37,121
NNG	2,995	34,120	-	34,120
NMI	2,635	37,987	-	37,987
Fidelity Variable Insurance Products Funds
F10	31,184	345,329	-	345,329
F15	118,763	1,344,283	-	1,344,283
F20	44,515	509,174	-	509,174
Franklin Templeton Variable Insurance Products Trust
FMS	118,047	1,929,810	-	1,929,810
TDM	23,980	338,168	-	338,168
FTG	48,332	959,159	-	959,159
FTI	1,879,769	33,802,942	-	33,802,942
FVS	83,668	1,557,788	-	1,557,788
Lord Abbett Series Fund, Inc.
LAV	150,701	2,108,884	-	2,108,884
LA1	1,532,748	23,227,656	-	23,227,656
LA9	373,528	4,539,464	-	4,539,464
LA2	310,865	5,225,336	-	5,225,336
MFS/Sun Life Series Trust:
MF7	46,224	540,557	-	540,557
BDS	140,433	2,033,786	-	2,033,786
MFD	18,751	202,570	-	202,570
CAS	909,349	14,870,462	36,051	14,906,513
CO1	6,910	97,083	-	97,083
COS	147,248	2,207,901	-	2,207,901
MFF	60,203	802,950	-	802,950
EGS	473,820	7,633,703	52,037	7,685,740
EM1	38,560	629,654	-	629,654
EME	71,767	1,528,199	52,770	1,580,969
GG1	2,138	29,430	-	29,430
GGS	64,809	1,065,979	-	1,065,979
GG2	5,621	95,514	-	95,514
GGR	249,630	6,047,440	94,729	6,142,169
GT2	20,819	343,718	-	343,718
GTR	199,822	4,557,719	123,532	4,681,251
MFK	1,517,021	15,792,156	-	15,792,156
GSS	348,231	5,561,671	65,949	5,627,620
MFC	339,595	4,385,147	-	4,385,147
HYS	319,944	5,399,290	16,089	5,415,379
IG1	7,161	145,515	-	145,515
IGS	111,077	2,065,275	93,208	2,158,483
MI1	11,832	270,322	-	270,322
MII	153,740	4,144,380	65,192	4,209,572
M1B	70,637	871,164	-	871,164
MIS	449,020	3,947,108	-	4,003,180
MFL	1,209,614	17,302,391	-	17,302,391
MIT	1,155,740	23,595,148	317,889	23,913,037
MC1	30,485	410,801	-	410,801
MCV	34,580	581,456	-	581,456

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2006 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
MM1	947,627	$9,594,701	$-	$9,594,701
MMS	364,429	4,612,682	-	4,647,442
M1A	598,957	8,423,548	-	8,423,548
NWD	123,585	1,968,793	37,760	2,006,553
RE1	10,878	158,872	-	158,872
RES	634,293	11,138,684	17,757	11,156,441
RG1	2,530	33,570	-	33,570
RGS	126,961	2,035,947	14,380	2,050,327
RI1	357,917	7,379,017	-	7,379,017
RIS	87,103	1,709,195	-	1,709,195
SG1	72,958	938,430	-	938,430
SGS	40,477	245,489	-	300,899
SI1	16,089	205,987	-	205,987
SIS	123,374	1,720,388	-	1,720,388
SVS	7,004	103,723	-	103,723
MFJ	5,424,953	71,318,399	-	71,318,399
TRS	1,393,409	32,750,913	-	33,083,819
MFE	76,249	1,771,838	-	1,771,838
UTS	287,598	10,324,359	104,196	10,428,555
MV1	122,386	1,964,208	-	1,964,208
MVS	380,215	6,626,533	-	6,626,533
Oppenheimer Variable Account (VA) Funds
OCA	143,656	1,943,044	-	1,943,044
OGG	147,390	2,336,311	-	2,336,311
OMG	2,671,731	38,000,053	-	38,000,053
OMS	45,827	792,129	-	792,129
PIMCO Variable Insurance Trust (VIT)
PMB	27,761	526,080	-	526,080
PLD	3,653,967	37,139,469	-	37,139,469
PRR	214,328	2,353,218	-	2,353,218
PTR	318,132	3,463,992	-	3,463,992
PRA	8,418	88,639	-	88,639
PCR	35,770	350,898	-	350,898
Sun Capital Advisers Trust (SCAT)
SSA	9,318	119,061	-	119,061
LGF	1,957	19,289	-	19,289
IGB	60,421	646,258	-	646,258
SRE	410,253	7,400,362	-	7,400,362
SC3	22,799	587,636	-	587,636
CMM	4,289	44,249	-	44,249
Wanger Advisors Trust
WTF	2,020	27,330	-	27,330
Net Assets		$474,019,004	$1,570,687	$475,589,691

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006

	NMT	NNG	NMI	F10
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (j)
Income and Expenses:
Dividend income	$69	$-	$109	$5,301
Mortality and expense risk charges	(565)	(539)	(566)	(962)
Distribution and administrative expense charges	(68)	(65)	(68)	(115)
Net investment income (loss)	$(564)	$(604)	$(525)	$4,224

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$249	$60	$205	$3,464
Realized gain distributions	1,237	-	1,154	1,465
Net realized gains (losses)	$1,486	$60	$1,359	$4,929

Net unrealized appreciation (depreciation) on investments:
End of year	$3,044	$1,204	$3,952	$(1,278)
Beginning of year	-	-	-	-
Change in unrealized appreciation (depreciation)	$3,044	$1,204	$3,952	$(1,278)

Realized and unrealized gains (losses)	$4,530	$1,264	$5,311	$3,651
Increase (Decrease) in net assets from operations	$3,966	$660	$4,786	$7,875

	F15	F20	FMS	TDM
	Sub-Account (j)	Sub-Account (j)	Sub-Account	Sub-Account (j)
Income and Expenses:
Dividend income	$13,971	$6,802	$11,227	$1,402
Mortality and expense risk charges	(9,390)	(4,955)	(16,289)	(3,533)
Distribution and administrative expense charges	(1,127)	(595)	(1,955)	(424)
Net investment income (loss)	$3,454	$1,252	$(7,017)	$(2,555)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$478	$866	$22,151	$53,145
Realized gain distributions	9,979	4,535	28,592	-
Net realized gains (losses)	$10,457	$5,401	$50,743	$53,145

Net unrealized appreciation (depreciation) on investments:
End of year	$64,137	$30,180	$173,226	$40,067
Beginning of year	-	-	42,970	-
Change in unrealized appreciation (depreciation)	$64,137	$30,180	$130,256	$40,067

Realized and unrealized gains (losses)	$74,594	$35,581	$180,999	$93,212
Increase (Decrease) in net assets from operations	$78,048	$36,833	$173,982	$90,657

(j) fund available as of October 31, 2005 (commencement of operations), first activity in 2006.

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	FTG	FTI	FVS	LAV
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$5,248	$275,998	$4,954	$11,507
Mortality and expense risk charges	(7,127)	(347,781)	(13,484)	(16,572)
Distribution and administrative expense charges	(855)	(41,734)	(1,618)	(1,989)
Net investment income (loss)	$(2,734)	$(113,517)	$(10,148)	$(7,054)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$5,359	$482,053	$24,535	$47,564
Realized gain distributions	14,622		27,719	50,649
Net realized gains (losses)	$19,981	$482,053	$52,254	$98,213

Net unrealized appreciation (depreciation) on investments:
End of year	$88,046	$5,526,519	$114,121	$53,370
Beginning of year	10,386	1,583,737	45,129	11,044
Change in unrealized appreciation (depreciation)	$77,660	$3,942,782	$68,992	$42,326

Realized and unrealized gains (losses)	$97,641	$4,424,835	$121,246	$140,539
Increase (Decrease) in net assets from operations	$94,907	$4,311,318	$111,098	$133,485

	LA1	LA9	LA2	MF7
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$271,149	$-	$24,579	$33,749
Mortality and expense risk charges	(249,323)	(44,203)	(50,532)	(8,692)
Distribution and administrative expense charges	(29,919)	(5,304)	(6,064)	(1,043)
Net investment income (loss)	$(8,093)	$(49,507)	$(32,017)	$24,014

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$154,149	$55,495	$44,209	$(7,061)
Realized gain distributions	726,597	43,470	382,977	3,329
Net realized gains (losses)	$880,746	$98,965	$427,186	$(3,732)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,535,538	$255,931	$92,682	$(30,206)
Beginning of year	26,770	110,691	63,060	(23,968)
Change in unrealized appreciation (depreciation)	$1,508,768	$145,240	$29,622	$(6,238)

Realized and unrealized gains (losses)	$2,389,514	$244,205	$456,808	$(9,970)
Increase (Decrease) in net assets from operations	$2,381,421	$194,698	$424,791	$14,044

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	BDS	MFD	CAS	CO1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$134,647	$-	$34,839	$138
Mortality and expense risk charges	(27,164)	(2,618)	(207,811)	(1,038)
Distribution and administrative expense charges	(3,260)	(314)	(24,937)	(125)
Net investment income (loss)	$104,223	$(2,932)	$(197,909)	$(1,025)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(49,875)	$8,044	$(907,657)	$301
Realized gain distributions	12,747	-	-	-
Net realized gains (losses)	$(37,128)	$8,044	$(907,657)	$301

Net unrealized appreciation (depreciation) on investments:
End of year	$(82,576)	$26,495	$1,131,931	$12,249
Beginning of year	(94,884)	21,074	(705,997)	1,919
Change in unrealized appreciation (depreciation)	$12,308	$5,421	$1,837,928	$10,330

Realized and unrealized gains (losses)	$(24,820)	$13,465	$930,271	$10,631
Increase (Decrease) in net assets from operations	$79,403	$10,533	$732,362	$9,606

	COS	MFF	EGS	EM1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$11,855	$-	$-	$2,899
Mortality and expense risk charges	(28,433)	(6,459)	(104,518)	(6,660)
Distribution and administrative expense charges	(3,412)	(775)	(12,542)	(799)
Net investment income (loss)	$(19,990)	$(7,234)	$(117,060)	$(4,560)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(9,935)	$17,407	$(1,489,575)	$85,654
Realized gain distributions	-	-	-	45,040
Net realized gains (losses)	$(9,935)	$17,407	$(1,489,575)	$130,694

Net unrealized appreciation (depreciation) on investments:
End of year	$377,095	$102,527	$530,770	$74,442
Beginning of year	73,464	40,504	(1,581,481)	61,707
Change in unrealized appreciation (depreciation)	$303,631	$62,023	$2,112,251	$12,735

Realized and unrealized gains (losses)	$293,696	$79,430	$622,676	$143,429
Increase (Decrease) in net assets from operations	$273,706	$72,196	$505,616	$138,869

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	EME	GG1	GGS	GG2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$16,533	$-	$-	$290
Mortality and expense risk charges	(17,676)	(198)	(13,849)	(1,342)
Distribution and administrative expense charges	(2,121)	(24)	(1,662)	(161)
Net investment income (loss)	$(3,264)	$(222)	$(15,511)	$(1,213)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$189,763	$(763)	$(29,350)	$1,978
Realized gain distributions	224,417	-	10,650	-
Net realized gains (losses)	$414,180	$(763)	$(18,700)	$1,978

Net unrealized appreciation (depreciation) on investments:
End of year	$279,796	$761	$(51,237)	$23,006
Beginning of year	324,949	(907)	(124,317)	11,953
Change in unrealized appreciation (depreciation)	$(45,153)	$1,668	$73,080	$11,053

Realized and unrealized gains (losses)	$369,027	$905	$54,380	$13,031
Increase (Decrease) in net assets from operations	$365,763	$683	$38,869	$11,818

	GGR	GT2	GTR	MFK
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$34,765	$1,958	$41,642	$511,855
Mortality and expense risk charges	(75,909)	(3,962)	(55,415)	(184,953)
Distribution and administrative expense charges	(9,109)	(475)	(6,650)	(22,194)
Net investment income (loss)	$(50,253)	$(2,479)	$(20,423)	$304,708

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$341,269	$11,801	$238,612	$(81,923)
Realized gain distributions		18,931	300,781
Net realized gains (losses)	$341,269	$30,732	$539,393	$(81,923)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,921,398	$54,419	$778,142	$(128,184)
Beginning of year	1,305,513	38,920	623,043	(156,586)
Change in unrealized appreciation (depreciation)	$615,885	$15,499	$155,099	$28,402

Realized and unrealized gains (losses)	$957,154	$46,231	$694,492	$(53,521)
Increase (Decrease) in net assets from operations	$906,901	$43,752	$674,069	$251,187

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	GSS	MFC	HYS	IG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$326,485	$238,715	$485,454	$460
Mortality and expense risk charges	(78,117)	(50,562)	(71,209)	(1,502)
Distribution and administrative expense charges	(9,374)	(6,067)	(8,545)	(180)
Net investment income (loss)	$238,994)	$182,086	$405,700	$(1,222)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(176,568)	$(22,685)	$70,026	$3,305
Realized gain distributions	-	-	-	7,799
Net realized gains (losses)	$(176,568)	$(22,685)	$70,026	$11,104

Net unrealized appreciation (depreciation) on investments:
End of year	$(244,667)	$78,558	$186,553	$30,686
Beginning of year	(307,767)	(41,178)	177,320	17,270
Change in unrealized appreciation (depreciation)	$63,100	$119,736	$9,233	$13,416

Realized and unrealized gains (losses)	$(113,468)	$97,051	$79,259	$24,520
Increase (Decrease) in net assets from operations	$125,526	$279,137	$484,959	$23,298

	IGS	MI1	MII	M1B
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$12,671	$1,637	$44,711	$-
Mortality and expense risk charges	(22,757)	(2,781)	(46,006)	(12,003)
Distribution and administrative expense charges	(2,731)	(334)	(5,521)	(1,440)
Net investment income (loss)	$(12,817)	$(1,478)	$(6,816)	$(13,443)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$126,668	$13,254	$202,048	$18,370
Realized gain distributions	146,565	16,138	381,173	-
Net realized gains (losses)	$273,233	$29,392	$583,221	$18,370

Net unrealized appreciation (depreciation) on investments:
End of year	$704,178	$51,960	$1,335,797	$132,389
Beginning of year	538,186	32,997	991,634	92,293
Change in unrealized appreciation (depreciation)	$165,992	$18,963	$344,163	$40,096

Realized and unrealized gains (losses)	$439,225	$48,355	$927,384	$58,466
Increase (Decrease) in net assets from operations	$426,408	$46,877	$920,568	$45,023

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	MIS	MFL	MIT	MC1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,233	$62,482	$206,528	$-
Mortality and expense risk charges	(52,938)	(173,213)	(305,553)	(6,424)
Distribution and administrative expense charges	(6,353)	(20,786)	(36,666)	(771)
Net investment income (loss)	$(55,058)	$(131,517)	$(135,691)	$(7,195)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(57,933)	$108,469	$(806,574)	$9,635
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(57,933)	$108,469	$(806,574)	$9,635

Net unrealized appreciation (depreciation) on investments:
End of year	$740,491	$1,786,290	$3,484,988	$55,035
Beginning of year	388,077	386,557	(202,938)	53,880
Change in unrealized appreciation (depreciation)	$352,414	$1,399,733	$3,687,926	$1,155

Realized and unrealized gains (losses)	$294,481	$1,508,202	$2,881,352	$10,790
Increase (Decrease) in net assets from operations	$239,423	$1,376,685	$2,745,661	$3,595

	MCV	MM1	MMS	M1A
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$344,094	$243,618	$-
Mortality and expense risk charges	(8,705)	(124,032)	(66,218)	(88,888)
Distribution and administrative expense charges	(1,044)	(14,884)	(7,946)	(10,666)
Net investment income (loss)	$(9,749)	$205,178	$169,454	$(99,554)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$8,808	$-	$-	$259,291
Realized gain distributions	64,554	-	-	-
Net realized gains (losses)	$73,362	$-	$-	$259,291

Net unrealized appreciation (depreciation) on investments:
End of year	$28,822	$-	$-	$988,927
Beginning of year	44,668	-	-	389,179
Change in unrealized appreciation (depreciation)	$(15,846)	$-	$-	$599,748

Realized and unrealized gains (losses)	$57,516	$-	$-	$859,039
Increase (Decrease) in net assets from operations	$47,767	$205,178	$169,454	$759,485
See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	NWD	RE1	RES	RG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$534	$80,822	$253
Mortality and expense risk charges	(23,706)	(2,028)	(149,523)	(553)
Distribution and administrative expense charges	(2,845)	(243)	(17,943)	(66)
Net investment income (loss)	$(26,551)	$(1,737)	$(86,644)	$(366)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$56,044	$18,960	$(1,398,993)	$7,839
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$56,044	$18,960	$(1,398,993)	$7,839

Net unrealized appreciation (depreciation) on investments:
End of year	$506,192	$19,070	$1,130,933	$5,851
Beginning of year	318,703	26,947	(1,366,201)	11,783
Change in unrealized appreciation (depreciation)	$187,489	$(7,877)	$2,497,134	$(5,932)

Realized and unrealized gains (losses)	$243,533	$11,083	$1,098,141	$1,907
Increase (Decrease) in net assets from operations	$216,982	$9,346	$1,011,497	$1,541

	RGS	RI1	RIS	SG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$14,573	$38,149	$19,978	$-
Mortality and expense risk charges	(28,028)	(73,418)	(20,361)	(15,319)
Distribution and administrative expense charges	(3,363)	(8,810)	(2,443)	(1,838)
Net investment income (loss)	$(16,818)	$(44,079)	$(2,826)	$(17,157)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$90,008	$249,520	$217,768	$44,437
Realized gain distributions	-	232,833	105,292	-
Net realized gains (losses)	$90,008	$482,353	$323,060	$44,437

Net unrealized appreciation (depreciation) on investments:
End of year	$555,138	$1,148,532	$516,701	$111,488
Beginning of year	389,824	458,508	475,239	85,613
Change in unrealized appreciation (depreciation)	$165,314	$690,024	$41,462	$25,875

Realized and unrealized gains (losses)	$255,322	$1,172,377	$364,522	$70,312
Increase (Decrease) in net assets from operations	$238,504	$1,128,298	$361,696	$53,155

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	SGS	SI1	SIS	SVS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$8,372	$104,360	$637
Mortality and expense risk charges	(3,279)	(2,310)	(20,658)	(1,668)
Distribution and administrative expense charges	(393)	(277)	(2,479)	(200)
Net investment income (loss)	$(3,672)	$5,785	$81,223	$(1,231)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$12,056	$218	$(1,762)	$(2,350)
Realized gain distributions	-	1,596	19,009	9,817
Net realized gains (losses)	$12,056	$1,814	$17,247	$7,467

Net unrealized appreciation (depreciation) on investments:
End of year	$35,473	$3,558	$(29,301)	$6,490
Beginning of year	27,022	3,500	(17,637)	2,306
Change in unrealized appreciation (depreciation)	$8,451	$58	$(11,664)	$4,184

Realized and unrealized gains (losses)	$20,507	$1,872	$5,583	$11,651
Increase (Decrease) in net assets from operations	$16,835	$7,657	$86,806	$10,420

	MFJ	TRS	MFE	UTS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,682,458	$969,750	$16,602	$299,804
Mortality and expense risk charges	(986,052)	(419,612)	(13,730)	(119,727)
Distribution and administrative expense charges	(118,326)	(50,353)	(1,648)	(14,367)
Net investment income (loss)	$578,080	$499,785	$1,224	$165,710

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$335,526	$276,608	$35,898	$762,270
Realized gain distributions	2,561,604	1,367,592	-	-
Net realized gains (losses)	$2,897,130	$1,644,200	$35,898	$762,270

Net unrealized appreciation (depreciation) on investments:
End of year	$4,261,196	$4,374,817	$329,252	$4,491,912
Beginning of year	1,329,047	3,076,372	84,063	2,808,515
Change in unrealized appreciation (depreciation)	$2,932,149	$1,298,445	$245,189	$1,683,397

Realized and unrealized gains (losses)	$5,829,279	$2,942,645	$281,087	$2,445,667
Increase (Decrease) in net assets from operations	$6,407,359	$3,442,430	$282,311	$2,611,377

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	MV1	MVS	OCA	OGG
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$19,583	$104,047	$2,864	$6,169
Mortality and expense risk charges	(25,410)	(81,690)	(28,044)	(17,847)
Distribution and administrative expense charges	(3,049)	(9,803)	(3,365)	(2,142)
Net investment income (loss)	$(8,876)	$12,554	$(28,545)	$(13,820)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$60,395	$397,763	$50,018	$20,414
Realized gain distributions	56,748	255,037	-	38,202
Net realized gains (losses)	$117,143	$652,800	$50,018	$58,616

Net unrealized appreciation (depreciation) on investments:
End of year	$424,288	$1,943,321	$245,492	$231,075
Beginning of year	242,898	1,462,991	150,677	54,089
Change in unrealized appreciation (depreciation)	$181,390	$480,330	$94,815	$176,986

Realized and unrealized gains (losses)	$298,533	$1,133,130	$144,833	$235,602
Increase (Decrease) in net assets from operations	$289,657	$1,145,684	$116,288	$221,782

	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$192,809	$86	$22,836	$1,118,920
Mortality and expense risk charges	(390,263)	(7,694)	(6,795)	(399,308)
Distribution and administrative expense charges	(46,831)	(923)	(815)	(47,917)
Net investment income (loss)	$(244,285)	$(8,531)	$15,226	$671,695

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$259,322	$21,242	$1,924	$(54,684)
Realized gain distributions	-	10,850	7,412	-
Net realized gains (losses)	$259,322	$32,092	$9,336	$(54,684)

Net unrealized appreciation (depreciation) on investments:
End of year	$4,491,629	$83,187	$13,955	$(244,928)
Beginning of year	1,099,385	37,835	5,419	(261,552)
Change in unrealized appreciation (depreciation)	$3,392,244	$45,352	$8,536	$16,624

Realized and unrealized gains (losses)	$3,651,566	$77,444	$17,872	$(38,060)
Increase (Decrease) in net assets from operations	$3,407,281	$68,913	$33,098	$633,635

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account (j)	Sub-Account (j)
Income and Expenses:
Dividend income	$99,751	$134,936	$2,779	$12,174
Mortality and expense risk charges	(37,713)	(48,175)	(376)	(2,883)
Distribution and administrative expense charges	(4,526)	(5,781)	(45)	(346)
Net investment income (loss)	$57,512	$80,980	$2,358	$8,945

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(60,022)	$(14,563)	$7	$(699)
Realized gain distributions	65,600	19,883	187	1,376
Net realized gains (losses)	$5,578	$5,320	$194	$677

Net unrealized appreciation (depreciation) on investments:
End of year	$(134,516)	$(59,896)	$(1,148)	$(23,220)
Beginning of year	(36,076)	(45,965)	-	-
Change in unrealized appreciation (depreciation)	$(98,440)	$(13,931)	$(1,148)	$(23,220)

Realized and unrealized gains (losses)	$(92,862)	$(8,611)	$(954)	$(22,543)
Increase (Decrease) in net assets from operations	$(35,350)	$72,369	$1,404	$(13,598)

	SSA	LGF	IGB	SRE
	Sub-Account	Sub-Account (i)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,219	$-	$15,871	$67,289
Mortality and expense risk charges	(778)	(53)	(4,566)	(72,296)
Distribution and administrative expense charges	(93)	(6)	(548)	(8,676)
Net investment income (loss)	$348	$(59)	$10,757	$(13,683)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$136	$2	$(743)	$262,921
Realized gain distributions	333	-	3,178	217,309
Net realized gains (losses)	$469	$2	$2,435	$480,230

Net unrealized appreciation (depreciation) on investments:
End of year	$11,963	$661	$727	$1,148,155
Beginning of year	(1,268)		(1,980)	118,266
Change in unrealized appreciation (depreciation)	$13,231	$661	$2,707	$1,029,889

Realized and unrealized gains (losses)	$13,700	$663	$5,142	$1,510,119
Increase (Decrease) in net assets from operations	$14,048	$604	$15,899	$1,496,436

(i) for the period May 1, 2006 (commencement of operations) through December 31, 2006.
(j) fund available as of October 31, 2005 (commencement of operations), first activity in 2006.

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	SC3	CMM	WTF
	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$9,443	$1,700	$94
Mortality and expense risk charges	(9,857)	(605)	(408)
Distribution and administrative expense charges	(1,183)	(73)	(49)
Net investment income (loss)	$(1,597)	$1,022	$(363)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$68,824	$-	$505
Realized gain distributions	25,566	-	786
Net realized gains (losses)	$94,390	$-	$1,291

Net unrealized appreciation (depreciation) on investments:
End of year	$183,143	$-	$3,845
Beginning of year	90,279	-	735
Change in unrealized appreciation (depreciation)	$92,864	$-	$3,110

Realized and unrealized gains (losses)	$187,254	$-	$4,401
Increase (Decrease) in net assets from operations	$185,657	$1,022	$4,038

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

		NMT			NNG				NMI				F10			F15
		Sub-Account			Sub-Account				Sub-Account				Sub-Account			Sub-Account
		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
		December 31,	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,	December 31,
		2006 (x)	2005		2006 (x)		2005		2006 (x)		2005		2006 (x)	2005		2006 (x)	2005
Operations:
Net investment income (loss)		$(564)	$-		$(604)		$-		$(525)		$-		$4,224	$-		$3,454	$-
Net realized gains (losses)		1,486	-		60		-		1,359		-		4,929	-		10,457	-
Net unrealized gains (losses)		3,044	-		1,204		-		3,952		-		(1,278)	-		64,137	-
Increase (Decrease) in net assets from
operations		$3,966	$-		$660		$-		$4,786		$-		$7,875	$-		$78,048	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received		$37,000	$-		$37,000		$-		$37,000		$-		$121,759	$-		$761,300	$-
Net transfers between Sub-Accounts and
Fixed Account		-	-		-		-		-		-		215,794	-		510,488	-
Withdrawals, surrenders, annuitizations and
contract charges		(3,845)	-		(3,540)		-		(3,799)		-		(99)	-		(5,553)	-
Net accumulation activity		$33,155	$-		$33,460	$			$33,201	$			$337,454	$-		$1,266,235	$-

Annuitization Activity:
Annuitizations		$-	$-		$-		$-		$-		$-		$-	$-		$-	$-
Annuity payments and contract charges		-	-		-		-		-		-		-	-		-	-
Net transfers between Sub-Accounts		-	-		-		-		-		-		-	-		-	-
Adjustments to annuity reserves		-	-		-		-		-		-		-	-		-	-
Net annuitization activity		$-	$-		$-		$-		$-		$-		$-	$-		$-	$-
Increase (Decrease) in net assets from contract
owner transactions		$33,155	$-		$33,460		$-		$33,201		$-		$337,454	$-		$1,266,235	$-

Increase (Decrease) in net assets		$37,121	$-		$34,120		$-		$37,987		$-		$345,329	$-		$1,344,283	$-

Net Assets:
Beginning of year	$		$-	$			$-	$			$-	$		$-	$		$-
End of year		$37,121	$-		$34,120		$-		$37,987		$-		$345,329	$-		$1,344,283	$-

Unit Transactions:
Beginning of year		-	-		-		-		-		-		-	-		-	-
Purchased		3,101	-		3,311		-		2,912		-		11,367	-		71,074	-
Transferred between Sub-Accounts and Fixed
Accumulation Account		-	-		-		-		-		-		19,826	-		48,201	-
Withdrawn, Surrendered and Annuitized		(296)	-		(316)		-		(277)		-		(9)	-		(512)	-
End of year		2,805	-		2,995		-		2,635		-		31,184	-		118,763	-

(x) fund open in prior year, first activity in current year.

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	F20		FMS		TDM		FTG		FTI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006 (x)	2005	2006	2005	2006 (x)	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$1,252	$-	$(7,017)	$(3,089)	$(2,555)	$-	$(2,734)	$(467)	$(113,517)	$(68,735)
Net realized gains (losses)	5,401	-	50,743	9,854	53,145	-	19,981	1,084	482,053	201,585
Net unrealized gains (losses)	30,180	-	130,256	29,176	40,067	-	77,660	8,978	3,942,782	894,565
Increase (Decrease) in net assets from
operations	$36,833	$-	$173,982	$35,941	$90,657	$-	$94,907	$9,595	$4,311,318	$1,027,415

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$282,979	$-	$868,081	$257,231	$206,113	$-	$503,933	$119,190	$13,459,852	$7,410,537
Net transfers between Sub-Accounts and
Fixed Account	191,263	-	452,589	86,720	42,367	-	209,735	21,063	1,756,893	884,605
Withdrawals, surrenders, annuitizations and
contract charges	(1,901)	-	(77,379)	(7,683)	(969)	-	(10,073)	(9,641)	(797,092)	(331,911)
Net accumulation activity	$472,341	$-	$1,243,291	$336,268	$247,511	$-	$703,595	$130,612	$14,419,653	$7,963,231

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$472,341	$-	$1,243,291	$336,268	$247,511	$-	$703,595	$130,612	$14,419,653	$7,963,231

Increase (Decrease) in net assets	$509,174	$-	$1,417,273	$372,209	$338,168	$-	$798,502	$140,207	$18,730,971	$8,990,646

Net Assets:
Beginning of year	$-	$-	$512,537	$140,328	$-	$-	$160,657	$20,450	$15,071,971	$6,081,325
End of year	$509,174	$-	$1,929,810	$512,537	$338,168	$-	$959,159	$160,657	$33,802,942	$15,071,971

Unit Transactions:
Beginning of year			36,128	10,733	-	-	9,583	1,307	1,001,875	427,612
Purchased	26,604	-	57,206	19,605	16,428	-	27,808	7,570	824,309	538,335
Transferred between Sub-Accounts and Fixed
Accumulation Account	18,086	-	30,126	6,360	7,627	-	11,492	1,320	108,779	65,064
Withdrawn, Surrendered and Annuitized	(175)	-	(5,413)	(570)	(75)	-	(551)	(614)	(55,194)	(29,136)
End of year	44,515	-	118,047	36,128	23,980	-	48,332	9,583	1,879,769	1,001,875

(x) fund open in prior year, first activity in current year.

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	FVS		LAV		LA1		LA9		LA2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(10,148)	$(3,323)	$(7,054)	$(1,526)	$(8,093)	$(40,875)	$(49,507)	$(19,801)	$(32,017)	$(18,155)
Net realized gains (losses)	52,254	14,958	98,213	1,817	880,746	864,515	98,965	30,575	427,186	214,556
Net unrealized gains (losses)	68,992	11,775	42,326	4,287	1,508,768	(538,393)	145,240	52,756	29,622	(84,001)
Increase (Decrease) in net assets from
operations	$111,098	$23,410	$133,485	$4,578	$2,381,421	$285,247	$194,698	$63,530	$424,791	$112,400

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$803,615	$88,887	$1,289,645	$11,715	$8,348,592	$4,858,635	$2,210,399	$911,917	$2,415,066	$865,491
Net transfers between Sub-Accounts and
Fixed Account	313,003	45,502	1,085,811	20,135	1,529,556	(18,607)	426,392	262,097	468,114	(375,460)
Withdrawals, surrenders, annuitizations and
contract charges	(42,971)	(18,744)	(500,099)	(46,688)	(630,659)	(376,560)	(122,291)	(20,638)	(103,104)	(50,154)
Net accumulation activity	$1,073,647	$115,645	$1,875,357	$(14,838)	$9,247,489	$4,463,468	$2,514,500	$1,153,376	$2,780,076	$439,877

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$1,073,647	$115,645	$1,875,357	$(14,838)	$9,247,489	$4,463,468	$2,514,500	$1,153,376	$2,780,076	$439,877

Increase (Decrease) in net assets	$1,184,745	$139,055	$2,008,842	$(10,260)	$11,628,910	$4,748,715	$2,709,198	$1,216,906	$3,204,867	$552,277

Net Assets:
Beginning of year	$373,043	$233,988	$100,042	$110,302	$11,598,746	$6,850,031	$1,830,266	$613,360	$2,020,469	$1,468,192
End of year	$1,557,788	$373,043	$2,108,884	$100,042	$23,227,656	$11,598,746	$4,539,464	$1,830,266	$5,225,336	$2,020,469

Unit Transactions:
Beginning of year	22,483	15,053	8,046	9,342	879,242	512,793	159,566	55,012	133,865	101,211
Purchased	44,894	5,625	96,893	1,008	592,746	391,263	188,658	83,404	153,074	60,576
Transferred between Sub-Accounts and Fixed
Accumulation Account	18,637	2,963	82,083	1,729	109,804	8,362	36,822	23,901	30,541	(24,036)
Withdrawn, Surrendered and Annuitized	(2,346)	(1,158)	(36,321)	(4,033)	(49,044)	(33,176)	(11,518)	(2,751)	(6,615)	(3,886)
End of year	83,668	22,483	150,701	8,046	1,532,748	879,242	373,528	159,566	310,865	133,865

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MF7		BDS		MFD		CAS		CO1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$24,014	$21,509	$104,223	$116,814	$(2,932)	$(2,163)	$(197,909)	$(148,028)	$(1,025)	$(428)
Net realized gains (losses)	(3,732)	8,016	(37,128)	41,016	8,044	6,950	(907,657)	(2,429,197)	301	12,809
Net unrealized gains (losses)	(6,238)	(30,504)	12,308	(151,317)	5,421	(6,086)	1,837,928	2,725,734	10,330	(11,936)
Increase (Decrease) in net assets from
operations	$14,044	$(979)	$79,403	$6,513	$10,533	$(1,299)	$732,362	$148,509	$9,606	$445

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$255	$24,595	$538	$8,622	$28	$(1)	$28,009	$118,259	$14,999	$27,453
Net transfers between Sub-Accounts and
Fixed Account	14,248	(16,746)	140,939	121,267	1,627	14,507	(558,294)	3,632,146	27,679	(52,200)
Withdrawals, surrenders, annuitizations and
contract charges	(29,374)	(2,985)	(469,756)	(464,374)	(1,664)	(2,309)	(4,425,357)	(3,914,590)	(46)	(11)
Net accumulation activity	$(14,871)	$4,864	$(328,279)	$(334,485)	$(9)	$12,197	$(4,955,642)	$(164,185)	$42,632	$(24,758)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$4,346	$18,592	$-	$-
Annuity payments and contract charges							(6,876)	(4,095)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	(57)	(19)	-	-	(4,961)	(480)	-	-
Net annuitization activity	$-	$-	$(57)	$(19)	$-	$-	$(7,491)	$14,017	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(14,871)	$4,864	$(328,336)	$(334,504)	$(9)	$12,197	$(4,963,133)	$(150,168)	$42,632	$(24,758)

Increase (Decrease) in net assets	$(827)	$3,885	$(248,933)	$(327,991)	$10,524	$10,898	$(4,230,771)	$(1,659)	$52,238	$(24,313)

Net Assets:
Beginning of year	$541,384	$537,499	$2,282,719	$2,610,710	$192,046	$181,148	$19,137,284	$19,138,943	$44,845	$69,158
End of year	$540,557	$541,384	$2,033,786	$2,282,719	$202,570	$192,046	$14,906,513	$19,137,284	$97,083	$44,845

Unit Transactions:
Beginning of year	47,319	46,528	163,530	187,739	18,561	17,339	1,225,268	1,218,785	3,422	6,354
Purchased	21	2,305	33	554			1,707	7,324	1,197	2,118
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,367	(1,264)	10,062	8,700	358	1,444	(38,261)	250,668	2,295	(5,049)
Withdrawn, Surrendered and Annuitized	(2,483)	(250)	(33,192)	(33,463)	(168)	(222)	(279,365)	(251,509)	(4)	(1)
End of year	46,224	47,319	140,433	163,530	18,751	18,561	909,349	1,225,268	6,910	3,422
See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	COS		MFF		EGS		EM1		EME
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(19,990)	$(11,990)	$(7,234)	$(3,091)	$(117,060)	$(134,313)	$(4,560)	$(1,033)	$(3,264)	$(6,469)
Net realized gains (losses)	(9,935)	(287,365)	17,407	3,371	(1,489,575)	(2,670,559)	130,694	7,819	414,180	122,810
Net unrealized gains (losses)	303,631	290,738	62,023	18,774	2,112,251	3,466,946	12,735	24,647	(45,153)	181,524
Increase (Decrease) in net assets from
operations	$273,706	$(8,617)	$72,196	$19,054	$505,616	$662,074	$138,869	$31,433	$365,763	$297,865

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,162	$17,814	$462,750	$94,566	$17,890	$34,415	$191,061	$8	$7,085	$104,506
Net transfers between Sub-Accounts and
Fixed Account	(115,130)	(337,959)	15,801	33,079	(409,858)	(609,331)	233,647	17,129	(137,527)	554,675
Withdrawals, surrenders, annuitizations and
contract charges	(399,395)	(595,416)	(10,780)	(8,478)	(1,703,318)	(1,723,972)	(75,291)	(7)	(104,603)	(193,374)
Net accumulation activity	$(513,363)	$(915,561)	$467,771	$119,167	$(2,095,286)	$(2,298,888)	$349,417	$17,130	$(235,045)	$465,807

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$5,039	$	$-	$-	$-	$-
Annuity payments and contract charges					(9,091)	(8,304)			(2,405)	(1,827)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	-	-	(1,209)	(1,149)	-	-	(470)	(226)
Net annuitization activity	$-	$-	$-	$-	$(5,261)	$(9,453)	$-	$-	$(2,875)	$(2,053)
Increase (Decrease) in net assets from contract
owner transactions	$(513,363)	$(915,561)	$467,771	$119,167	$(2,100,547)	$(2,308,341)	$349,417	$17,130	$(237,920)	$463,754

Increase (Decrease) in net assets	$(239,657)	$(924,178)	$539,967	$138,221	$(1,594,931)	$(1,646,267)	$488,286	$48,563	$127,843	$761,619

Net Assets:
Beginning of year	$2,447,558	$3,371,736	$262,983	$124,762	$9,280,671	$10,926,938	$141,368	$92,805	$1,453,126	$691,507
End of year	$2,207,901	$2,447,558	$802,950	$262,983	$7,685,740	$9,280,671	$629,654	$141,368	$1,580,969	$1,453,126

Unit Transactions:
Beginning of year	184,033	254,152	21,068	10,936	610,176	773,079	6,181	5,451	84,999	53,476
Purchased	97	1,314	38,510	8,076	1,156	2,426	14,996		386	6,720
Transferred between Sub-Accounts and Fixed
Accumulation Account	(8,355)	(25,923)	1,351	2,732	(26,481)	(43,640)	20,664	730	(8,014)	38,883
Withdrawn, Surrendered and Annuitized	(28,527)	(45,510)	(726)	(676)	(111,031)	(121,689)	(3,281)	-	(5,604)	(14,080)
End of year	147,248	184,033	60,203	21,068	473,820	610,176	38,560	6,181	71,767	84,999

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	GG1		GGS		GG2		GGR		GT2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(222)	$522	$(15,511)	$137,714	$(1,213)	$(840)	$(50,253)	$(59,553)	$(2,479)	$7,035
Net realized gains (losses)	(763)	144	(18,700)	17,025	1,978	1,889	341,269	(183,224)	30,732	27,224
Net unrealized gains (losses)	1,668	(1,302)	73,080	(292,977)	11,053	3,936	615,885	756,932	15,499	(27,420)
Increase (Decrease) in net assets from
operations	$683	$(636)	$38,869	$(138,238)	$11,818	$4,985	$906,901	$514,155	$43,752	$6,839

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$(1)	$	$2,962	$21,487	$3,600	$10,800	$20,549	$48,043	$	$
Net transfers between Sub-Accounts and
Fixed Account	22,861	(4,759)	(25,689)	33,536	17,081	6,265	171,135	(94,105)	15,628	12,328
Withdrawals, surrenders, annuitizations and
contract charges	(1)	(4)	(233,788)	(354,533)	(24)	(3,826)	(1,424,751)	(1,273,138)	(13,658)	(13,172)
Net accumulation activity	$22,859	$(4,763)	$(256,515)	$(299,510)	$20,657	$13,239	$(1,233,067)	$(1,319,200)	$1,970	$(844)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$1,368	$8,883	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(7,046)	(5,656)	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	(21)	33	-	-	(1,946)	(1,198)	-	-
Net annuitization activity	$-	$-	$(21)	$33	$-	$-	$(7,624)	$2,029	$	$
Increase (Decrease) in net assets from contract
owner transactions	$22,859	$(4,763)	$(256,536)	$(299,477)	$20,657	$13,239	$(1,240,691)	$(1,317,171)	$1,970	$(844)

Increase (Decrease) in net assets	$23,542	$(5,399)	$(217,667)	$(437,715)	$32,475	$18,224	$(333,790)	$(803,016)	$45,722	$5,995

Net Assets:
Beginning of year	$5,888	$11,287	$1,283,646	$1,721,361	$63,039	$44,815	$6,475,959	$7,278,975	$297,996	$292,001
End of year	$29,430	$5,888	$1,065,979	$1,283,646	$95,514	$63,039	$6,142,169	$6,475,959	$343,718	$297,996

Unit Transactions:
Beginning of year	441	770	81,491	100,431	4,395	3,372	304,648	374,143	20,792	20,779
Purchased			171	1,366	227	770	833	2,349
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,697	(329)	(1,804)	1,968	1,001	527	7,178	(5,946)	914	953
Withdrawn, Surrendered and Annuitized	-	-	(15,049)	(22,274)	(2)	(274)	(63,029)	(65,898)	(887)	(940)
End of year	2,138	441	64,809	81,491	5,621	4,395	249,630	304,648	20,819	20,792

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	GTR		MFK		GSS		MFC		HYS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(20,423)	$149,738	$304,708	$173,262	$238,994	$283,606	$182,086	$113,528	$405,700	$556,552
Net realized gains (losses)	539,393	552,585	(81,923)	(23,203)	(176,568)	(77,768)	(22,685)	179	70,026	(33,766)
Net unrealized gains (losses)	155,099	(584,182)	28,402	(139,278)	63,100	(129,105)	119,736	(103,176)	9,233	(490,459)
Increase (Decrease) in net assets from
operations	$674,069	$118,141	$251,187	$10,781	$125,526	$76,733	$279,137	$10,531	$484,959	$32,327

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$675	$51,916	$5,115,430	$3,265,060	$1,021	$45,584	$1,360,315	$963,928	$57,012	$34,456
Net transfers between Sub-Accounts and
Fixed Account	116,812	290,607	1,740,061	782,763	(181,596)	(594,865)	426,622	210,558	63,453	(806,815)
Withdrawals, surrenders, annuitizations and
contract charges	(896,387)	(1,081,568)	(557,578)	(504,399)	(1,607,735)	(1,480,448)	(148,357)	(152,679)	(1,574,918)	(1,976,848)
Net accumulation activity	$(778,900)	$(739,045)	$6,297,913	$3,543,424	$(1,788,310)	$(2,029,729)	$1,638,580	$1,021,807	$(1,454,453)	$(2,749,207)

Annuitization Activity:
Annuitizations	$3,874	$-	$-	$-	$-	$5,516	$-	$-	$-	$-
Annuity payments and contract charges	(13,449)	(12,605)	-	-	(6,514)	(6,494)	-	-	(1,226)	(1,211)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(2,296)	(1,630)	-	-	(679)	(642)	-	-	(268)	(97)
Net annuitization activity	$(11,871)	$(14,235)	$-	$-	$(7,193)	$(1,620)	$-	$-	$(1,494)	$(1,308)
Increase (Decrease) in net assets from contract
owner transactions	$(790,771)	$(753,280)	$6,297,913	$3,543,424	$(1,795,503)	$(2,031,349)	$1,638,580	$1,021,807	$(1,455,947)	$(2,750,515)

Increase (Decrease) in net assets	$(116,702)	$(635,139)	$6,549,100	$3,554,205	$(1,669,977)	$(1,954,616)	$1,917,717	$1,032,338	$(970,988)	$(2,718,188)

Net Assets:
Beginning of year	$4,797,953	$5,433,092	$9,243,056	$5,688,851	$7,297,597	$9,252,213	$2,467,430	$1,435,092	$6,386,367	$9,104,555
End of year	$4,681,251	$4,797,953	$15,792,156	$9,243,056	$5,627,620	$7,297,597	$4,385,147	$2,467,430	$5,415,379	$6,386,367

Unit Transactions:
Beginning of year	237,423	275,475	899,358	551,828	462,759	593,930	203,374	115,049	410,540	587,434
Purchased	32	2,645	505,623	322,714	68	2,789	114,253	83,403	3,314	2,144
Transferred between Sub-Accounts and Fixed
Accumulation Account	4,816	15,270	170,618	76,949	(11,817)	(39,530)	35,904	18,500	3,498	(53,519)
Withdrawn, Surrendered and Annuitized	(42,449)	(55,967)	(58,578)	(52,133)	(102,779)	(94,430)	(13,936)	(13,578)	(97,408)	(125,519)
End of year	199,822	237,423	1,517,021	899,358	348,231	462,759	339,595	203,374	319,944	410,540

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	IG1		IGS		MI1		MI1		M1B
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(1,222)	$(456)	$(12,817)	$(6,380)	$(1,478)	$(683)	$(6,816)	$(8,132)	$(13,443)	$(10,863)
Net realized gains (losses)	11,104	1,650	273,233	82,929	29,392	18,313	583,221	161,993	18,370	11,993
Net unrealized gains (losses)	13,416	5,934	165,992	138,079	18,963	(4,566)	344,163	251,736	40,096	16,071
Increase (Decrease) in net assets from
operations	$23,298	$7,128	$426,408	$214,628	$46,877	$13,064	$920,568	$405,597	$45,023	$17,201

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$15	$	$325	$5,418	$15	$	$(22)	$450	$49,885	$47,172
Net transfers between Sub-Accounts and
Fixed Account	64,311	(2,764)	317,981	64,938	112,897	(6,258)	287,046	596,507	48,271	(42,671)
Withdrawals, surrenders, annuitizations and
contract charges	(3,924)	(297)	(350,882)	(242,332)	(8,594)	(2,477)	(329,635)	(423,887)	(16,942)	(17,827)
Net accumulation activity	$60,402	$(3,061)	$(32,576)	$(171,976)	$104,318	$(8,735)	$(42,611)	$173,070	$81,214	$(13,326)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$2,444	$-	$-	$-
Annuity payments and contract charges	-	-	(4,654)	(3,875)	-	-	(10,942)	(8,816)	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	(576)	(549)	-	-	(1,796)	(1,020)	-	-
Net annuitization activity	$-	$-	$(5,230)	$(4,424)	$-	$-	$(10,294)	$(9,836)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$60,402	$(3,061)	$(37,806)	$(176,400)	$104,318	$(8,735)	$(52,905)	$163,234	$81,214	$(13,326)

Increase (Decrease) in net assets	$83,700	$4,067	$388,602	$38,228	$151,195	$4,329	$867,663	$568,831	$126,237	$3,875

Net Assets:
Beginning of year	$61,815	$57,748	$1,769,881	$1,731,653	$119,127	$114,798	$3,341,909	$2,773,078	$744,927	$741,052
End of year	$145,515	$61,815	$2,158,483	$1,769,881	$270,322	$119,127	$4,209,572	$3,341,909	$871,164	$744,927

Unit Transactions:
Beginning of year	3,758	3,964	113,047	125,684	6,616	7,212	155,225	145,667	64,029	65,643
Purchased	-	-	10	358	-	-	-	24	4,173	3,949
Transferred between Sub-Accounts and Fixed
Accumulation Account	3,623	(186)	19,560	5,034	5,639	(459)	11,785	31,046	3,888	(3,966)
Withdrawn, Surrendered and Annuitized	(220)	(20)	(21,540)	(18,029)	(423)	(137)	(13,270)	(21,512)	(1,453)	(1,597)
End of year	7,161	3,758	111,077	113,047	11,832	6,616	153,740	155,225	70,637	64,029

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MIS		MFL		MIT		MC1		MCV
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(55,058)	$(42,973)	$(131,517)	$(40,765)	$(135,691)	$(116,277)	$(7,195)	$(7,499)	$(9,749)	$(8,456)
Net realized gains (losses)	(57,933)	(239,329)	108,469	16,481	(806,574)	(1,994,760)	9,635	16,804	73,362	71,433
Net unrealized gains (losses)	352,414	413,182	1,399,733	337,268	3,687,926	3,789,701	1,155	(7,901)	(15,846)	(40,119)
Increase (Decrease) in net assets from
perations	$239,423	$130,880	$1,376,685	$312,984	$2,745,661	$1,678,664	$3,595	$1,404	$47,767	$22,858

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,218	$30,679	$7,755,327	$3,897,969	$160,053	$112,016	$10,797	$3,075	$14,393	$13,870
Net transfers between Sub-Accounts and
Fixed Account	(140,501)	(262,221)	1,531,639	2,527,607	(270,465)	(714,766)	19,408	(42,621)	90,862	(44,281)
Withdrawals, surrenders, annuitizations and
contract charges	(754,365)	(722,856)	(371,245)	(87,348)	(5,532,397)	(5,766,231)	(15,452)	(39,926)	(21,837)	(36,501)
Net accumulation activity	$(885,648)	$(954,398)	$8,915,721	$6,338,228	$(5,642,809)	$(6,368,981)	$14,753	$(79,472)	$83,418	$(66,912)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$1,613	$18,488	$-	$-	$-	$-
Annuity payments and contract charges	(10,610)	(10,337)			(42,163)	(38,736)	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,586)	(1,298)	-	-	(60,356)	(11,239)	-	-	-	-
Net annuitization activity	$(12,196)	$(11,635)	$-	$-	$(100,906)	$(31,487)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(897,844)	$(966,033)	$8,915,721	$6,338,228	$(5,743,715)	$(6,400,468)	$14,753	$(79,472)	$83,418	$(66,912)

Increase (Decrease) in net assets	$(658,421)	$(835,153)	$10,292,406	$6,651,212	$(2,998,054)	$(4,721,804)	$18,348	$(78,068)	$131,185	$(44,054)

Net Assets:
Beginning of year	$4,661,601	$5,496,754	$7,009,985	$358,773	$26,911,091	$31,632,895	$392,453	$470,521	$450,271	$494,325
End of year	$4,003,180	$4,661,601	$17,302,391	$7,009,985	$23,913,037	$26,911,091	$410,801	$392,453	$581,456	$450,271

Unit Transactions:
Beginning of year	555,446	674,360	544,820	31,545	1,453,559	1,820,277	28,801	35,363	28,705	33,452
Purchased	1,097	3,900	580,457	320,431	8,987	5,530	775	227	892	937
Transferred between Sub-Accounts and Fixed
Accumulation Account	(17,121)	(32,832)	116,017	202,044	(16,982)	(47,118)	1,956	(3,848)	6,370	(3,229)
Withdrawn, Surrendered and Annuitized	(90,402)	(89,982)	(31,680)	(9,200)	(289,824)	(325,130)	(1,047)	(2,941)	(1,387)	(2,455)
End of year	449,020	555,446	1,209,614	544,820	1,155,740	1,453,559	30,485	28,801	34,580	28,705

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MM1		MMS		M1A		M10		RE1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$205,178	$37,032	$169,454	$82,244	$(99,554)	$(43,227)	$(26,551)	$(31,803)	$(1,737)	$(1,364)
Net realized gains (losses)					259,291	13,734	56,044	14,379	18,960	669
Net unrealized gains (losses)	-	-	-	(4)	599,748	233,890	187,489	62,731	(7,877)	6,817
Increase (Decrease) in net assets from
operations	$205,178	$37,032	$169,454	$82,240	$759,485	$204,397	$216,982	$45,307	$9,346	$6,122

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,176,178	$2,473,139	$13,077	$850,688	$3,499,300	$1,831,039	$4,323	$18,072	$39,074	$
Net transfers between Sub-Accounts and
Fixed Account	725,988	709,470	2,320,024	1,164,586	495,331	391,318	(1,134)	(584,511)	23,160	21,485
Withdrawals, surrenders, annuitizations and
contract charges	(1,545,547)	(936,152)	(3,491,557)	(3,948,123)	(196,746)	(58,401)	(213,818)	(374,128)	(40,181)	(1,158)
Net accumulation activity	$3,356,619	$2,246,457	$(1,158,456)	$(1,932,849)	$3,797,885	$2,163,956	$(210,629)	$(940,567)	$22,053	$20,327

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$3,903	$-	$-	$-
Annuity payments and contract charges			(23,619)	(23,797)			(1,659)	(1,523)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	(2,640)	(2,071)	-	-	(749)	(515)	-	-
Net annuitization activity	$-	$-	$(26,259)	$(25,868)	$-	$-	$1,495	$(2,038)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$3,356,619	$2,246,457	$(1,184,715)	$(1,958,717)	$3,797,885	$2,163,956	$(209,134)	$(942,605)	$22,053	$20,327

Increase (Decrease) in net assets	$3,561,797	$2,283,489	$(1,015,261)	$(1,876,477)	$4,557,370	$2,368,353	$7,848	$(897,298)	$31,399	$26,449

Net Assets:
Beginning of year	$6,032,904	$3,749,415	$5,662,703	$7,539,180	$3,866,178	$1,497,825	$1,998,705	$2,896,003	$127,473	$101,024
End of year	$9,594,701	$6,032,904	$4,647,442	$5,662,703	$8,423,548	$3,866,178	$2,006,553	$1,998,705	$158,872	$127,473

Unit Transactions:
Beginning of year	612,159	384,369	455,219	611,796	308,542	124,003	137,801	208,136	10,280	8,838
Purchased	420,947	253,894	1,086	33,025	261,590	157,851	287	1,338	2,653
Transferred between Sub-Accounts and Fixed
Accumulation Account	70,768	72,019	142,740	47,914	45,604	33,407	(439)	(43,812)	1,283	1,527
Withdrawn, Surrendered and Annuitized	(156,247)	(98,123)	(234,616)	(237,516)	(16,779)	(6,719)	(14,064)	(27,861)	(3,338)	(85)
End of year	947,627	612,159	364,429	455,219	598,957	308,542	123,585	137,801	10,878	10,280
See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	RES		RG1		RGS		RI1		RIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(86,644)	$(115,367)	$(366)	$(426)	$(16,818)	$(17,876)	$(44,079)	$(23,547)	$(2,826)	$(8,884)
Net realized gains (losses)	(1,398,993)	(1,923,661)	7,839	561	90,008	15,989	482,353	77,756	323,060	61,375
Net unrealized gains (losses)	2,497,134	2,904,988	(5,932)	1,823	165,314	122,500	690,024	263,818	41,462	158,264
Increase (Decrease) in net assets from
operations	$1,011,497	$865,960	$1,541	$1,958	$238,504	$120,613	$1,128,298	$318,027	$361,696	$210,755

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$19,651	$49,930	$	$	$49,012	$18,724	$3,255,064	$1,087,595	$2,083	$2,092
Net transfers between Sub-Accounts and
Fixed Account	(393,775)	(402,080)	21,598	(130)	(34,840)	120,609	830,511	77,027	50,626	266,876
Withdrawals, surrenders, annuitizations and
contract charges	(2,772,840)	(2,604,053)	(30,867)	(1,054)	(708,627)	(557,008)	(658,206)	(37,224)	(233,507)	(244,709)
Net accumulation activity	$(3,146,964)	$(2,956,203)	$(9,269)	$(1,184)	$(694,455)	$(417,675)	$3,427,369	$1,127,398	$(180,798)	$24,259

Annuitization Activity:
Annuitizations	$4,976	$-	$-	$-	$-	$	$-	$-	$-	$-
Annuity payments and contract charges	(1,189)	(936)			(1,063)	(1,011)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(43)	33	-	-	114	23	-	-	-	-
Net annuitization activity	$3,744	$(903)	$-	$-	$(949)	$(988)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(3,143,220)	$(2,957,106)	$(9,269)	$(1,184)	$(695,404)	$(418,663)	$3,427,369	$1,127,398	$(180,798)	$24,259

Increase (Decrease) in net assets	$(2,131,723)	$(2,091,146)	$(7,728)	$774	$(456,900)	$(298,050)	$4,555,667	$1,445,425	$180,898	$235,014

Net Assets:
Beginning of year	$13,288,164	$15,379,310	$41,298	$40,524	$2,507,227	$2,805,277	$2,823,350	$1,377,925	$1,528,297	$1,293,283
End of year	$11,156,441	$13,288,164	$33,570	$41,298	$2,050,327	$2,507,227	$7,379,017	$2,823,350	$1,709,195	$1,528,297

Unit Transactions:
Beginning of year	824,261	1,015,710	3,460	3,559	174,420	204,453	171,687	93,242	97,912	95,205
Purchased	1,216	3,177			3,399	1,402	172,483	75,297	124	157
Transferred between Sub-Accounts and Fixed
Accumulation Account	(24,213)	(26,461)	1,753	(11)	(2,739)	8,756	46,738	5,625	2,276	19,464
Withdrawn, Surrendered and Annuitized	(166,971)	(168,165)	(2,683)	(88)	(48,119)	(40,191)	(32,991)	(2,477)	(13,209)	(16,914)
End of year	634,293	824,261	2,530	3,460	126,961	174,420	357,917	171,687	87,103	97,912

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SG1		SGS		SI1		SIS		SVS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(17,157)	$(18,442)	$(3,672)	$(3,088)	$5,785	$7,491	$81,223	$93,995	$(1,231)	$(1,102)
Net realized gains (losses)	44,437	21,208	12,056	12,749	1,814	1,760	17,247	35,098	7,467	13,297
Net unrealized gains (losses)	25,875	(7,730)	8,451	(10,819)	58	(9,232)	(11,664)	(121,531)	4,184	(16,104)
Increase (Decrease) in net assets from
operations	$53,155	$(4,964)	$16,835	$(1,158)	$7,657	$19	$86,806	$7,562	$10,420	$(3,909)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$19,849	$48,355	$450	$14,194	$-	$-	$-	$7,242	$-	$7,789
Net transfers between Sub-Accounts and
Fixed Account	(153,943)	(19,243)	24,666	(49,586)	87,882	18,989	122,697	338,596	(22,638)	(26,653)
Withdrawals, surrenders, annuitizations and
contract charges	(55,778)	(84,155)	(52,923)	(80,892)	(39,869)	(2,484)	(173,964)	(189,447)	(1,601)	(525)
Net accumulation activity	$(189,872)	$(55,043)	$(27,807)	$(116,284)	$48,013	$16,505	$(51,267)	$156,391	$(24,239)	$(19,389)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(2,804)	(2,788)	-	-	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	(626)	(669)	-	-	-	-	-	-
Net annuitization activity	$-	$-	$(3,430)	$(3,457)	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(189,872)	$(55,043)	$(31,237)	$(119,741)	$48,013	$16,505	$(51,267)	$156,391	$(24,239)	$(19,389)

Increase (Decrease) in net assets	$(136,717)	$(60,007)	$(14,402)	$(120,899)	$55,670	$16,524	$35,539	$163,953	$(13,819)	$(23,298)

Net Assets:
Beginning of year	$1,075,147	$1,135,154	$315,301	$436,200	$150,317	$133,793	$1,684,849	$1,520,896	$117,542	$140,840
End of year	$938,430	$1,075,147	$300,899	$315,301	$205,987	$150,317	$1,720,388	$1,684,849	$103,723	$117,542

Unit Transactions:
Beginning of year	86,895	91,082	45,047	65,477	12,321	10,974	127,158	115,341	8,755	10,727
Purchased	1,606	4,027	73	2,551	-	-	-	548	-	559
Transferred between Sub-Accounts and Fixed
Accumulation Account	(11,177)	(1,188)	4,189	(8,760)	7,003	1,553	9,165	25,706	(1,628)	(2,485)
Withdrawn, Surrendered and Annuitized	(4,366)	(7,026)	(8,832)	(14,221)	(3,235)	(206)	(12,949)	(14,437)	(123)	(46)
End of year	72,958	86,895	40,477	45,047	16,089	12,321	123,374	127,158	7,004	8,755

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MFJ		TRS		MFE		UTS		MV1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$578,080	$202,015	$499,785	$523,665	$1,224	$(3,584)	$165,710	$(38,359)	$(8,876)	$(8,279)
Net realized gains (losses)	2,897,130	1,170,909	1,644,200	1,671,406	35,898	12,141	762,270	(10,686)	117,143	30,278
Net unrealized gains (losses)	2,932,149	(707,509)	1,298,445	(1,572,025)	245,189	39,370	1,683,397	1,470,707	181,390	39,257
Increase (Decrease) in net assets from
operations	$6,407,359	$665,415	$3,442,430	$623,046	$282,311	$47,927	$2,611,377	$1,421,662	$289,657	$61,256

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$11,092,712	$26,583,112	$101,612	$151,308	$668,145	$66,521	$49,109	$44,941	$262,282	$103,227
Net transfers between Sub-Accounts and
Fixed Account	(1,188,552)	3,063,046	(55,760)	613,753	442,142	151,075	91,197	1,063,746	123,119	35,902
Withdrawals, surrenders, annuitizations and
contract charges	(3,017,616)	(2,164,759)	(6,941,875)	(7,693,068)	(42,336)	(55,309)	(2,174,942)	(1,954,143)	(147,096)	(64,917)
Net accumulation activity	$6,886,544	$27,481,399	$(6,896,023)	$(6,928,007)	$1,067,951	$162,287	$(2,034,636)	$(845,456)	$238,305	$74,212

Annuitization Activity:
Annuitizations	$-	$-	$5,604	$8,343	$-	$-	$5,885	$-	$-	$-
Annuity payments and contract charges	-	-	(143,336)	(204,532)	-	-	(11,955)	(10,515)	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	(31,804)	(41,122)	-	-	(3,771)	(1,949)	-	-
Net annuitization activity	$-	$-	$(169,536)	$(237,311)	$-	$-	$(9,841)	$(12,464)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$6,886,544	$27,481,399	$(7,065,559)	$(7,165,318)	$1,067,951	$162,287	$(2,044,477)	$(857,920)	$238,305	$74,212

Increase (Decrease) in net assets	$13,293,903	$28,146,814	$(3,623,129)	$(6,542,272)	$1,350,262	$210,214	$566,900	$563,742	$527,962	$135,468

Net Assets:
Beginning of year	$58,024,496	$29,877,682	$36,706,948	$43,249,220	$421,576	$211,362	$9,861,655	$9,297,913	$1,436,246	$1,300,778
End of year	$71,318,399	$58,024,496	$33,083,819	$36,706,948	$1,771,838	$421,576	$10,428,555	$9,861,655	$1,964,208	$1,436,246

Unit Transactions:
Beginning of year	4,829,607	2,463,547	1,702,854	2,026,951	23,573	13,683	356,174	388,146	106,028	100,522
Purchased	931,445	2,295,650	4,891	6,501	33,129	3,954	1,850	1,408	18,411	7,463
Transferred between Sub-Accounts and Fixed
Accumulation Account	(103,890)	261,397	(3,946)	27,997	21,640	9,202	899	41,812	8,465	2,798
Withdrawn, Surrendered and Annuitized	(232,209)	(190,987)	(310,390)	(358,595)	(2,093)	(3,266)	(71,325)	(75,192)	(10,518)	(4,755)
End of year	5,424,953	4,829,607	1,393,409	1,702,854	76,249	23,573	287,598	356,174	122,386	106,028

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MVS		OCA		OGG		OMG		OMS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$12,554	$503	$(28,545)	$(16,821)	$(13,820)	$(3,034)	$(244,285)	$(99,749)	$(8,531)	$(4,095)
Net realized gains (losses)	652,800	327,230	50,018	27,035	58,616	4,101	259,322	49,865	32,092	7,539
Net unrealized gains (losses)	480,330	28,750	94,815	40,674	176,986	38,364	3,392,244	700,257	45,352	22,290
Increase (Decrease) in net assets from
operations	$1,145,684	$356,483	$116,288	$50,888	$221,782	$39,431	$3,407,281	$650,373	$68,913	$25,734

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,427	$18,546	$370,404	$280,156	$1,235,082	$303,617	$15,443,686	$8,670,855	$325,919	$133,684
Net transfers between Sub-Accounts and
Fixed Account	(239,439)	499,079	(8,534)	(14,161)	461,141	8,309	3,059,489	1,800,438	129,460	42,914
Withdrawals, surrenders, annuitizations and
contract charges	(1,024,829)	(1,235,915)	(88,137)	(100,847)	(46,922)	(11,443)	(895,640)	(313,089)	(43,805)	(6,359)
Net accumulation activity	$(1,261,841)	$(718,290)	$273,733	$165,148	$1,649,301	$300,483	$17,607,535	$10,158,204	$411,574	$170,239

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(480)	(141)	-	-	-	-	-	-	-	-
Net annuitization activity	$(480)	$(141)	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(1,262,321)	$(718,431)	$273,733	$165,148	$1,649,301	$300,483	$17,607,535	$10,158,204	$411,574	$170,239

Increase (Decrease) in net assets	$(116,637)	$(361,948)	$390,021	$216,036	$1,871,083	$339,914	$21,014,816	$10,808,577	$480,487	$195,973

Net Assets:
Beginning of year	$6,743,170	$7,105,118	$1,553,023	$1,336,987	$465,228	$125,314	$16,985,237	$6,176,660	$311,642	$115,669
End of year	$6,626,533	$6,743,170	$1,943,044	$1,553,023	$2,336,311	$465,228	$38,000,053	$16,985,237	$792,129	$311,642

Unit Transactions:
Beginning of year	461,544	511,261	119,613	105,606	34,077	10,232	1,349,644	504,529	18,961	8,062
Purchased	160	1,304	30,006	22,879	85,066	24,069	1,165,979	728,607	20,537	8,494
Transferred between Sub-Accounts and Fixed
Accumulation Account	(16,408)	35,926	613	(827)	31,454	675	232,915	150,349	8,997	2,823
Withdrawn, Surrendered and Annuitized	(65,081)	(86,947)	(6,576)	(8,045)	(3,207)	(899)	(76,807)	(33,841)	(2,668)	(418)
End of year	380,215	461,544	143,656	119,613	147,390	34,077	2,671,731	1,349,644	45,827	18,961

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	PMB				PLD				PRR				PTR				PRA
	Sub-Account				Sub-Account				Sub-Account				Sub-Account				Sub-Account
		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,
		2006		2005		2006		2005		2006		2005		2006		2005		2006 (x)	2005
Operations:
Net investment income (loss)		$15,226		$4,381		$671,695		$147,193		$57,512		$21,431		$80,980		$32,429		$2,358	$-
Net realized gains (losses)		9,336		4,348		(54,684)		33,019		5,578		26,455		5,320		39,028		194
Net unrealized gains (losses)		8,536		5,308		16,624		(250,194)		(98,440)		(46,248)		(13,931)		(59,857)		(1,148)	-
Increase (Decrease) in net assets from
operations		$33,098		$14,037		$633,635		$(69,982)		$(35,350)		$1,638		$72,369		$11,600		$1,404	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received		$222,909		$154,917		$14,473,459		$8,412,763		$877,863		$1,623,121		$1,096,950		$728,092		$85,248	$-
Net transfers between Sub-Accounts and
Fixed Account		87,510		51,945		5,690,870		2,104,477		(164,583)		474,057		623,634		286,922		2,040	-
Withdrawals, surrenders, annuitizations and
contract charges		(67,399)		(3,607)		(1,340,812)		(841,171)		(546,254)		(837,567)		(662,065)		(244,738)		(53)	-
Net accumulation activity		$243,020		$203,255		$18,823,517		$9,676,069		$167,026		$1,259,611		$1,058,519		$770,276		$87,235	$-

Annuitization Activity:
Annuitizations		$-		$-		$-		$-		$-		$-		$-		$-		$-	$-
Annuity payments and contract charges		-		-		-		-		-		-		-		-		-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves		-		-		-		-		-		-		-		-		-	-
Net annuitization activity	$		$		$		$		$		$		$		$		$		$-
Increase (Decrease) in net assets from contract
owner transactions		$243,020		$203,255		$18,823,517		$9,676,069		$167,026		$1,259,611		$1,058,519		$770,276		$87,235	$-

Increase (Decrease) in net assets		$276,118		$217,292		$19,457,152		$9,606,087		$131,676		$1,261,249		$1,130,888		$781,876		$88,639	$-

Net Assets:
Beginning of year		$249,962		$32,670		$17,682,317		$8,076,230		$2,221,542		$960,293		$2,333,104		$1,551,228	$		$-
End of year		$526,080		$249,962		$37,139,469		$17,682,317		$2,353,218		$2,221,542		$3,463,992		$2,333,104		$88,639	$-

Unit Transactions:
Beginning of year		13,934		2,016		1,778,199		807,314		201,615		86,845		217,983		144,404		-	-
Purchased		12,497		9,129		1,455,912		853,709		78,427		151,801		103,189		69,311		8,230	-
Transferred between Sub-Accounts and Fixed
Accumulation Account		4,866		2,998		565,569		211,242		(15,955)		43,410		59,104		27,604		193	-
Withdrawn, Surrendered and Annuitized		(3,536)		(209)		(145,713)		(94,066)		(49,759)		(80,441)		(62,144)		(23,336)		(5)	-
End of year		27,761		13,934		3,653,967		1,778,199		214,328		201,615		318,132		217,983		8,.418	-

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	PCR		SSA		LGF		IGB		SRE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006 (x)	2005	2006	2005	2006 (i)	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$8,945	$-	$348	$(26)	$(59)	$-	$10,757	$1,600	$(13,683)	$(4,803)
Net realized gains (losses)	677	-	469	1,399	2		2,435	822	480,230	210,352
Net unrealized gains (losses)	(23,220)	-	13,231	(1,268)	661		2,707	(2,121)	1,029,889	(10,704)
Increase (Decrease) in net assets from
operations	$(13,598)	$-	$14,048	$105	$604	$-	$15,899	$301	$1,496,436	$194,845

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$251,369	$-	$94,347	$540	$5,440	$-	$298,483	$92,500	$3,346,451	$1,500,529
Net transfers between Sub-Accounts and
Fixed Account	115,886	-	452	9,808	13,255		254,994	3,680	(112,572)	288,542
Withdrawals, surrenders, annuitizations and
contract charges	(2,759)	-	(239)		(10)		(23,915)	(5,509)	(171,984)	(34,226)
Net accumulation activity	$364,496	$-	$94,560	$10,348	$18,685	$-	$529,562	$90,671	$3,061,895	$1,754,845

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$364,496	$-	$94,560	$10,348	$18,685	$-	$529,562	$90,671	$3,061,895	$1,754,845

Increase (Decrease) in net assets	$350,898	$-	$108,608	$10,453	$19,289	$-	$545,461	$90,972	$4,558,331	$1,949,690

Net Assets:
Beginning of year	$-	$-	$10,453	$-	$-	$-	$100,797	$9,825	$2,842,031	$892,341
End of year	$350,898	$-	$119,061	$10,453	$19,289	$-	$646,258	$100,797	$7,400,362	$2,842,031

Unit Transactions:
Beginning of year	-	-	966	-	-	-	9,809	950	214,281	71,956
Purchased	24,644	-	8,315	51	558	-	28,672	9,032	213,812	122,784
Transferred between Sub-Accounts and Fixed
Accumulation Account	11,403	-	57	915	1,400	-	24,235	356	(5,815)	23,463
Withdrawn, Surrendered and Annuitized	(277)	-	(20)	-	(1)	-	(2,295)	(529)	(12,025)	(3,922)
End of year	35,770	-	9,318	966	1,957	-	60,421	9,809	410,253	214,281
(i) for period October 31, 2005 (commencement of operations) through December 31, 2005.
(x) fund open in prior year, first activity in current year.

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SC3		CMM		WTF
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005 (e)	2006	2005
Operations:
Net investment income (loss)	$(1,597)	$(1,909)	$1,022	$42)	$(363)	$(70)
Net realized gains (losses)	94,390	83,845			1,291	173
Net unrealized gains (losses)	92,864	(37,746)	-	-	3,110	735
Increase (Decrease) in net assets from
operations	$185,657	$44,190	$1,022	$42	$4,038	$838

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$8,877	$6,579	$22,913	$16,420	$5,743	$12,482
Net transfers between Sub-Accounts and
Fixed Account	(175,236)	(51,179)	3,175	2,441	5	4,563
Withdrawals, surrenders, annuitizations and
contract charges	(21,196)	(47,265)	(1,758)	(6)	(327)	(12)
Net accumulation activity	$(187,555)	$(91,865)	$24,330	$18,855	$5,421	$17,033

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(187,555)	$(91,865)	$24,330	$18,855	$5,421	$17,033

Increase (Decrease) in net assets	$(1,898)	$(47,675)	$25,352	$18,897	$9,459	$17,871

Net Assets:
Beginning of year	$589,534	$637,209	$18,897	$-	$17,871	$-
End of year	$587,636	$589,534	$44,249	$18,897	$27,330	$17,871

Unit Transactions:
Beginning of year	31,220	36,312	1,879		1,554
Purchased	406	400	2,269	1,636	484	1,137
Transferred between Sub-Accounts and Fixed
Accumulation Account	(7,878)	(2,790)	313	244	8	418
Withdrawn, Surrendered and Annuitized	(949)	(2,702)	(172)	(1)	(26)	(1)
End of year	22,799	31,220	4,289	1,879	2,020	1,554

(e) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to Financial Statements.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the ("Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta NY contracts, Regatta Gold NY contracts, Regatta Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Access NY contracts, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Regatta NY contracts, Regatta Gold NY contracts, and Regatta Extra NY contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Access NY contracts, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts, the funds include Columbia Funds Variable Insurance Trust (VIT), Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products (VIP) Trust, Lord Abbett Series Fund, Inc., the "Series Trust", Oppenheimer Variable Account (VA) Funds, PIMCO Variable Insurance Trust (VIT), Sun Capital Advisers Trust, and Wanger Advisor Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes -an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or exposed to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management of the Sub-Accounts is currently evaluating the impact of applying the various provisions of FIN 48.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes -an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or exposed to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management of the Sub-Accounts is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Sub-Accounts is currently evaluating the impact the adoption of FAS 157 will have on the Sub-Account’s financial statement disclosures.

(3) Contract Charges and Related Party Transactions

Charges for mortality and expense risks, the optional death benefit rider, and the Secured Returns Optional Living Benefit are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period for the risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5

Regatta NY contracts	1.25%
Regatta Gold NY contracts	1.25%
Regatta Extra NY contracts	1.30%	1.45%
Sun Life Financial Masters Flex NY contracts	1.30%	1.50%	1.70%	1.90%
Sun Life Financial Masters Extra NY contracts	1.40%	1.60%	1.80%	2.00%
Sun Life Financial Masters Access NY contracts	1.35%	1.55%	1.75%
Sun Life Financial Masters Choice NY contracts	1.05%	1.25%	1.30%	1.45%	1.65%
Sun Life Financial Masters Reward NY contracts	1.40%	1.60%	1.80%	2.00%
Sun Life Financial Masters Select NY contracts	1.05%	1.25%	1.30%	1.45%	1.65%

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract’s accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Sub-Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Sub-Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

A specific quarterly charge, equal to 0.125% of Account Value, is deducted on the last day of the Account Quarter if one of the following optional living benefit riders has been elected: Secured Returns 2, Secured Returns for Life, or Secured Returns for Life Plus. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the Issue Date.) These three optional living benefit riders are available on Sun Life Financial Masters Choice NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Reward NY contracts, Sun Life Financial Masters Select NY contracts.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers LLC is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.56% and 1.00% to 1.35% of the Funds’ net assets, respectively.

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY and Sun Life Financial Masters Choice NY; and for 7% for Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Sun Life Financial Masters Extra NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts and an effective annual rate of 0.20% of the net assets attributable to Sun Life Financial Masters Flex NY and Sun Life Financial Masters Access NY contracts.

For the year ended December 31, 2006, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

	Contract Charges		Surrender Charges
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio	$		$
Columbia Marsico Growth Portfolio
Columbia Marsico International Opportunities Portfolio
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio
VIP Freedom 2015 Portfolio
VIP Freedom 2020 Portfolio		60
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund		136		2,742
Templeton Developing Markets Securities Fund		3
Templeton Growth Securities Fund Class 2		57		207
Templeton Foreign Securities Fund		3,009		15,379
Franklin Value Securities Fund		182		1,575
Lord Abbett Series Fund, Inc.
All Value Portfolio		66		1,123
Growth & Income Portfolio		3,022		6,175
Growth Opportunities Portfolio		1,927		4,720
Mid Cap Value Portfolio		1,198		2,399
MFS/Sun Life Series Trust:
Bond S Class		141
Bond Series		724		331
Capital Appreciation S Class		50
Capital Appreciation Series		10,927		5,487
Capital Opportunities S Class		14
Capital Opportunities Series		1,477		76
Emerging Growth S Class		57		159
Emerging Growth Series		5,518		35
Emerging Markets Equity S Class		35		3,866
Emerging Markets Equity Series		321
Global Governments S Class
Global Governments Series		763		434
Global Growth S Class		25
Global Growth Series		2,564		3,569
Global Total Return S Class		48
Global Total Return Series		1,870		390
Government Securities S Class		2,997		9,571
Government Securities Series		3,274		3,574
High Yield S Class		2,000		2,673
High Yield Series		2,465		2,825

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued:
International Growth S Class	$52	$
International Growth Series	565		3
International Investors Trust S Class	17
International Investors Trust Series	1,167
Massachusetts Investors Growth Stock S Class	267		522
Massachusetts Investors Growth Stock Series	1,950		887
Massachusetts Investors Trust S Class	2,208		6,956
Massachusetts Investors Trust Series	10,637		7,067
Mid Cap Growth S Class	270		269
Mid Cap Value S Class	266		359
Money Market S Class	2,247		5,291
Money Market Series	3,487		10,648
New Discovery S Class	2,414		4,999
New Discovery Series	788		27
Research S Class	12		1,801
Research Series	6,716
Research Growth and Income S Class	3
Research Growth and Income Series	737		621
Research International S Class	1,130		3,635
Research International Series	501		913
Strategic Growth S Class	425		885
Strategic Growth Series	205		24
Strategic Income S Class	60		370
Strategic Income Series	383		1,147
Strategic Value S Class	44
Total Return S Class	14,967		81,640
Total Return Series	12,393		16,626
Utilities S Class	224
Utilities Series	2,952		8,719
Value S Class	372		1,965
Value Series	1,578		849
Oppenheimer Variable Account Funds
Capital Appreciation Fund	447		3,198
Global Securities Fund	94		1,132
Main Street Fund	2,700		19,684
Main Street Small Cap Fund	55		2,196
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	38
Low Duration Portfolio	2,626		21,344
Real Return Portfolio	857		920
Total Return Portfolio	825		5,712
VIT All Asset Portfolio
VIT Commodity Real Return Strategy Portfolio

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
Sun Capital Advisers Trust
All Cap S Class	90
FI Large Cap Growth Fund	10
Investment Grade Bond S Class	127
Real Estate Fund S Class	2,073	5,361
Real Estate Fund	414	559
Sun Capital Money Market S Class	18
Wanger Advisors Trust
Wanger Select	12

(4) Reserve for Variable Annuities

Reserve for variable annuities represents actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta NY contracts and 3% for Regatta Gold NY contracts with an annuity commencement date prior to January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta NY contracts and 3% for Regatta Gold NY and Regatta Extra NY contracts with an annuity commencement date on or after January 1, 2000. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2006:

	Purchases	Sales
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio	$38,306	$4,478
Columbia Marsico Growth Portfolio	37,000	4,144
Columbia Marsico International Opportunities Portfolio	38,263	4,433
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio	526,655	183,512
VIP Freedom 2015 Portfolio	1,294,937	15,269
VIP Freedom 2020 Portfolio	522,255	44,127
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund	1,463,935	199,069
Templeton Developing Markets Securities Fund	752,591	507,635
Templeton Growth Securities Fund Class 2	783,000	67,517
Templeton Foreign Securities Fund	16,228,074	1,921,938
Franklin Value Securities Fund	1,200,032	108,814
Lord Abbett Series Fund, Inc.
All Value Portfolio	2,471,530	552,578
Growth & Income Portfolio	11,285,463	1,319,470
Growth Opportunities Portfolio	2,824,654	316,191
Mid Cap Value Portfolio	3,412,694	281,658
MFS/Sun Life Series Trust:
Bond S Class	106,291	93,819
Bond Series	371,627	582,936

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued:
Capital Appreciation S Class	$51,901	$54,842
Capital Appreciation Series	184,074	5,340,155
Capital Opportunities S Class	44,725	3,118
Capital Opportunities Series	49,073	582,426
Emerging Growth S Class	546,803	86,266
Emerging Growth Series	44,243	2,260,642
Emerging Markets Equity S Class	1,002,651	612,754
Emerging Markets Equity Series	565,919	582,215
Global Governments S Class	28,885	6,248
Global Governments Series	28,481	289,857
Global Growth S Class	25,777	6,333
Global Growth Series	276,030	1,565,027
Global Total Return S Class	72,469	54,047
Global Total Return Series	546,413	1,054,530
Government Securities S Class	8,028,777	1,426,156
Government Securities Series	539,316	2,095,147
High Yield S Class	2,268,365	447,699
High Yield Series	680,882	1,730,862
International Growth S Class	75,610	8,631
International Growth Series	510,887	414,369
International Investors Trust S Class	145,646	26,668
International Investors Trust Series	900,945	577,697
Massachusetts Investors Growth Stock S Class	178,823	111,052
Massachusetts Investors Growth Stock Series	108,867	1,060,183
Massachusetts Investors Trust S Class	9,688,138	903,934
Massachusetts Investors Trust Series	527,324	6,346,374
Mid Cap Growth S Class	61,924	54,366
Mid Cap Value S Class	216,277	78,054
Money Market S Class	8,724,908	5,163,111
Money Market Series	3,316,912	4,329,537
New Discovery S Class	5,261,752	1,563,421
New Discovery Series	149,338	384,274
Research S Class	105,975	85,659
Research Series	136,978	3,366,799
Research Growth and Income S Class	21,904	31,539
Research Growth and Income Series	144,013	856,348
Research International S Class	4,722,840	1,106,717
Research International Series	479,238	557,570
Strategic Growth S Class	80,038	287,067
Strategic Growth Series	60,010	94,293
Strategic Income S Class	101,941	46,547
Strategic Income Series	365,755	316,790
Strategic Value S Class	10,525	26,178
Total Return S Class	18,753,749	8,727,521
Total Return Series	3,122,402	8,288,780

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued:
Utilities S Class	$1,206,101	$136,926
Utilities Series	872,234	2,747,229
Value S Class	536,018	249,841
Value Series	588,686	1,582,936
Oppenheimer Variable Account Funds
Capital Appreciation Fund	948,143	702,955
Global Securities Fund	1,805,522	131,839
Main Street Fund	18,969,696	1,606,446
Main Street Small Cap Fund	507,500	93,607
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	341,598	75,940
Low Duration Portfolio	21,883,629	2,388,417
Real Return Portfolio	1,592,170	1,302,032
Total Return Portfolio	2,078,027	918,645
VIT All Asset Portfolio	90,387	607
VIT Commodity Real Return Strategy Portfolio	388,551	13,734
Sun Capital Advisers Trust
All Cap S Class	98,410	3,169
FI Large Cap Growth Fund	18,688	62
Investment Grade Bond S Class	572,010	28,513
Real Estate Fund S Class	4,311,814	1,046,293
Real Estate Fund	55,895	219,481
Sun Capital Money Market S Class	29,379	4,027
Wanger Advisors Trust
Wanger Select	9,162	3,318

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratios', excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

NMT
	December 31, 2006 (x)	2,805			$13.2356	$37,121	0.20%			1.85%			17.53%
NNG
	December 31, 2006 (x)	2,995			11.3903	34,120				1.85			4.14
NMI
	December 31, 2006 (x)	2,635			14.4220	37,987	0.32			1.85			20.95
F10
	December 31, 2006 (x)	31,184	11.0629	to	11.0891	345,329	4.86	1.85	to	2.05	7.34	to	7.56
F15
	December 31, 2006 (x)	118,763	11.2915	to	11.3650	1,344,283	1.97	1.35	to	1.90	8.74	to	9.35
F20
	December 31, 2006 (x)	44,515	11.3706	to	11.4991	509,174	2.14	1.35	to	2.30	9.14	to	10.20
FMS
	December 31, 2006	118,047	13.3546	to	17.2983	1,929,810	1.07	1.35	to	2.10	15.90	to	16.79
	December 31, 2005	36,128	11.4756	to	14.8645	512,537	0.94	1.35	to	2.10	8.24	to	9.07
	December 31, 2004	10,733	12.0029	to	13.6772	140,328	0.78	1.35	to	2.10	10.26	to	11.11
	December 31, 2003 (c)	3,938	11.7224	to	12.3538	48,049		1.65	to	2.10	17.22	to	23.02
TDM
	December 31, 2006 (x)	23,980	14.0766	to	14.1682	338,168	0.56	1.35	to	1.90	25.66	to	26.36
FTG
	December 31, 2006	48,332	13.6548	to	20.3990	959,159	1.11	1.35	to	2.05	19.32	to	20.17
	December 31, 2005	9,583	16.6698	to	16.8638	160,657	1.29	1.55	to	1.90	6.80	to	7.18
	December 31, 2004 (g)	1,307	15.6261	to	15.6980	20,450	0.47	1.65	to	1.85	13.87	to	14.11
FTI
	December 31, 2006	1,879,769	13.8036	to	19.5344	33,802,942	1.19	1.35	to	2.30	18.66	to	19.81
	December 31, 2005	1,001,875	11.5856	to	16.3623	15,071,971	1.05	1.35	to	2.30	7.64	to	8.69
	December 31, 2004	427,612	12.5328	to	15.1080	6,081,325	0.84	1.35	to	2.30	15.80	to	16.92
	December 31, 2003 (d)	41,808	10.7884	to	12.9673	535,856	0.10	1.35	to	2.30	7.88	to	29.97
FVS
	December 31, 2006	83,668	13.1634	to	20.0930	1,557,788	0.57	1.35	to	2.10	14.53	to	15.41
	December 31, 2005	22,483	14.4076	to	17.4724	373,043	0.75	1.35	to	2.10	6.49	to	7.30
	December 31, 2004	15,053	13.4815	to	16.3410	233,988	0.17	1.35	to	2.10	21.14	to	22.07
	December 31, 2003 (c)	1,159	12.5895	to	13.4342	15,062	0.15	1.65	to	2.10	25.89	to	29.88
LAV
	December 31, 2006	150,701	12.6227	to	14.1549	2,108,884	1.04	1.35	to	2.05	12.30	to	13.10
	December 31, 2005	8,046	12.3723	to	12.5157	100,042	0.31	1.35	to	1.90	4.93	to	5.51
	December 31, 2004 (g)	9,342	11.7915	to	11.8363	110,302	1.13	1.55	to	1.90	13.51	to	13.91
LA1
	December 31, 2006	1,532,748	12.2289	to	16.7486	23,227,656	1.65	1.35	to	2.30	14.58	to	15.69
	December 31, 2005	879,242	10.6290	to	14.5279	11,598,746	1.26	1.35	to	2.30	0.88	to	1.86
	December 31, 2004	512,793	12.0678	to	14.3137	6,850,031	1.58	1.35	to	2.30	10.06	to	11.13
	December 31, 2003 (c)	74,789	10.9299	to	12.9263	940,155	2.54	1.65	to	2.30	9.30	to	28.79
LA9
	December 31, 2006	373,528	11.8271	to	12.3122	4,539,464		1.35	to	2.30	5.42	to	6.44
	December 31, 2005	159,566	11.1508	to	11.5672	1,830,266		1.35	to	2.30	2.22	to	3.21
	December 31, 2004 (g)	55,012	11.0919	to	11.2069	613,360		1.35	to	2.30	8.67	to	9.73
LA2
	December 31, 2006	310,865	12.6555	to	17.9544	5,225,336	0.73	1.35	to	2.25	9.71	to	10.72
	December 31, 2005	133,865	11.4941	to	16.2736	2,020,469	0.54	1.35	to	2.25	5.79	to	6.76
	December 31, 2004	101,211	13.3052	to	15.2966	1,468,192	0.66	1.35	to	2.30	21.18	to	22.36
	December 31, 2003 (d)	581	12.1352	to	12.5454	7,199	1.43	1.70	to	1.90	21.35	to	22.64

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.
(d) for the period July 1, 2003 (commencement of operations) through December 31, 2003.
(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.
(x) fund opened in prior year, first activity in current year.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

MF7
	December 31, 2006	46,224	$10.7620	to	$12.4442	$540,557	6.24%	1.35%	to	2.10%	2.67%	to	3.46%
	December 31, 2005	47,319	10.4763	to	12.0404	541,384	5.82	1.35	to	2.10	(0.54)	to	0.22
	December 31, 2004	46,528	10.5273	to	12.0256	537,499	5.96	1.35	to	2.10	3.68	to	4.48
	December 31, 2003	27,268	10.1485	to	11.5220	303,064	3.43	1.45	to	2.10	1.48	to	7.84
	December 31, 2002 (a)	11,203	10.6700	to	10.6840	119,572		1.45	to	1.60	6.70	to	6.84
BDS
	December 31, 2006	140,433			14.4822	2,033,786	6.15			1.40			3.75
	December 31, 2005	163,530			13.9590	2,282,719	6.18			1.40			0.35
	December 31, 2004	187,739			13.9100	2,610,710	6.30	1.35	to	2.10			4.78
	December 31, 2003	214,107			13.2754	2,841,670	4.84			1.40			8.21
	December 31, 2002	189,891			12.2687	2,346,071	3.47			1.40			8.08
MFD
	December 31, 2006	18,751	10.7230	to	13.4621	202,570		1.45	to	1.90	4.04	to	4.52
	December 31, 2005	18,561	10.2749	to	12.9125	192,046	0.39	1.45	to	1.90	(1.27)	to	(0.82)
	December 31, 2004	17,339	10.3757	to	13.0524	181,148		1.45	to	1.90	8.67	to	9.17
	December 31, 2003	19,323	9.5185	to	11.9862	185,103		1.45	to	1.90	12.92	to	26.49
	December 31, 2002 (a)	6,547	7.5366	to	7.5465	49,368		1.45	to	1.60	(24.63)	to	(24.53)
CAS
	December 31, 2006	909,349	14.0817	to	21.1825	14,906,513	0.21			1.40		4.91
	December 31, 2005	1,225,268	13.4231	to	20.1918	19,137,284	0.64			1.40		(0.47)
	December 31, 2004	1,218,785	13.4868	to	20.2878	19,138,943	0.06	1.60	to	1.95		9.48
	December 31, 2003	2,308,546	12.3185	to	18.5303	21,200,026				1.40		26.93
	December 31, 2002	1,718,560	9.7046	to	14.5983	19,590,383	0.18			1.40		(33.32)
CO1
	December 31, 2006	6,910	11.8112	to	15.4023	97,083	0.21	1.35	to	2.05	11.68	to	12.48
	December 31, 2005	3,422	10.5893	to	13.7698	44,845	1.03	1.35	to	1.90	(0.61)	to	(0.05)
	December 31, 2004	6,354	10.5595	to	12.8882	69,158	0.29	1.45	to	1.85	10.44	to	10.89
	December 31, 2003	4,850	9.5373	to	9.5644	46,280	0.14	1.45	to	1.60	25.96	to	26.15
	December 31, 2002 (a)	5,419	7.5719	to	7.5819	41,040	0.05	1.45	to	1.60	(24.28)	to	(24.18)
COS
	December 31, 2006	147,248			14.9945	2,207,901	0.51			1.40		12.74
	December 31, 2005	184,033			13.2996	2,447,558	0.98			1.40		0.24
	December 31, 2004	254,152			13.2677	3,371,736	0.49			1.40		11.24
	December 31, 2003	298,753			11.9276	3,563,173	0.35			1.40		26.53
	December 31, 2002	349,823			9.4264	3,297,434	0.09			1.40		(31.36)
MFF
	December 31, 2006	60,203	12.0046	to	15.4885	802,950		1.35	to	1.90	5.66	to	6.25
	December 31, 2005	21,068	11.3274	to	14.6297	262,983		1.35	to	1.90	6.84	to	7.43
	December 31, 2004	10,936	10.5705	to	13.6659	124,762		1.45	to	1.90	10.81	to	11.32
	December 31, 2003	8,001	9.5100	to	12.3073	82,229		1.45	to	1.85	15.47	to	29.24
	December 31, 2002 (a)	3,308	7.3697	to	7.3794	24,395		1.45	to	1.60	(26.30)	to	(26.21)
EGS
	December 31, 2006	473,820			16.1111	7,685,740				1.40		6.53
	December 31, 2005	610,176			15.1231	9,280,671				1.40		7.64
	December 31, 2004	773,079			14.0503	10,926,938				1.40		11.67
	December 31, 2003	978,305			12.5815	12,374,317				1.40		29.68
	December 31, 2002	1,179,567			9.7019	11,550,959				1.40		(35.09)
EM1
	December 31, 2006	38,560	14.3089	to	29.3743	629,654	0.61	1.35	to	2.05	27.24	to	28.15
	December 31, 2005	6,181	22.8109	to	22.9454	141,368	0.52	1.45	to	1.60	34.27	to	34.47
	December 31, 2004	5,451	16.9889	to	17.0632	92,805	0.91	1.45	to	1.60	24.85	to	25.04
	December 31, 2003	4,623	13.6074	to	13.6461	62,962	0.47	1.45	to	1.60	49.70	to	49.92
	December 31, 2002 (a)	3,271	9.0901	to	9.1020	29,730		1.45	to	1.60	(9.10)	to	(8.98)
EME
	December 31, 2006	71,767			21.2942	1,580,969	1.15			1.40		28.37
	December 31, 2005	84,999			16.5879	1,453,126	0.67			1.40		34.88
	December 31, 2004	53,476			12.2981	691,507	1.01			1.40		25.42
	December 31, 2003	55,648			9.8055	545,836	0.44			1.40		50.50
	December 31, 2002	42,762			6.5154	278,736	0.99			1.40		(3.29)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31						For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

GG1
	December 31, 2006	2,138	$13.7580	to	$13.8601	$29,430%		1.45%	to	1.60%	3.03%	to	3.19%
	December 31, 2005	441			13.3529	5,888	9.56			1.60		(8.97)
	December 31, 2004	770			14.6689	11,287	9.70			1.60		8.04
	December 31, 2003 (c)	329			13.5776	4,462				1.60		13.46
GGS
	December 31, 2006	64,809	14.3451	to	17.5226	1,065,979			1.40			3.52
	December 31, 2005	81,491	13.8573	to	16.9267	1,283,646	10.46		1.40			(8.48)
	December 31, 2004	100,431	15.1418	to	18.4956	1,721,361	12.70		1.40			8.54
	December 31, 2003	228,740	13.9510	to	17.0411	1,950,149	5.23		1.40			14.00
	December 31, 2002	155,972	12.2376	to	14.9481	2,121,418			1.40			18.96
GG2
	December 31, 2006	5,621	15.8817	to	18.4253	95,514	0.33	1.45	to	1.85	14.85	to	15.31
	December 31, 2005	4,395	13.7937	to	16.0191	63,039	0.23	1.45	to	1.85	7.71	to	8.15
	December 31, 2004	3,372	12.7739	to	14.8498	44,815	0.31	1.45	to	1.85	13.27	to	13.73
	December 31, 2003	1,142	11.2486	to	13.0899	13,101	0.30	1.60	to	1.70	24.40	to	32.97
	December 31, 2002 (a)	1,059			8.4597	8,956				1.60		(15.40)
GGR
	December 31, 2006	249,630	22.7970	to	26.7693	6,142,169	0.56		1.40			15.76
	December 31, 2005	304,648	19.6936	to	23.1251	6,475,959	0.48		1.40			8.52
	December 31, 2004	374,143	18.1476	to	21.3097	7,278,975	0.48		1.40			14.01
	December 31, 2003	424,744	15.9174	to	18.6909	7,217,536	0.49		1.40			33.57
	December 31, 2002	506,440	11.9165	to	13.9928	6,488,943	0.29		1.40			(20.48)
GT2
	December 31, 2006	20,819	16.4169	to	16.5387	343,718	0.65	1.45	to	1.60	15.04	to	15.22
	December 31, 2005	20,792	14.2701	to	14.3542	297,996	3.80	1.45	to	1.60	1.89	to	2.04
	December 31, 2004	20,779	14.0056	to	14.0668	292,001	2.38	1.45	to	1.60	15.00	to	15.18
	December 31, 2003	19,492	12.1786	to	12.2132	237,958	2.28	1.45	to	1.60	20.57	to	20.76
	December 31, 2002 (a)	15,432	10.1005		10.1138	156,077			1.45			1.14
GTR
	December 31, 2006	199,822			22.8092	4,681,251	0.93		1.40			15.66
	December 31, 2005	237,423			19.7207	4,797,953	4.38		1.40			2.33
	December 31, 2004	275,475			19.2709	5,433,092	2.58		1.40			15.50
	December 31, 2003	311,789			16.6854	5,234,115	2.21		1.40			21.28
	December 31, 2002	222,222			13.7581	3,085,612	1.99		1.40			(0.79)
MFK
	December 31, 2006	1,517,021	10.0430	to	11.1680	15,792,156	4.26	1.35	to	2.30	1.10	to	2.08
	December 31, 2005	899,358	9.9338	to	10.9515	9,243,056	4.10	1.35	to	2.30	(0.33)	to	0.63
	December 31, 2004	551,828	9.9670	to	10.8936	5,688,851	4.60	1.35	to	2.30	1.16	to	2.15
	December 31, 2003	216,545	9.8525	to	10.6753	2,212,594	1.78	1.45	to	2.30	(1.48)	to	0.66
	December 31, 2002 (a)	31,653	10.6196	to	10.6336	336,275	2.07	1.45	to	1.60	6.20	to	6.34
GSS
	December 31, 2006	348,231	15.3527	to	17.4413	5,627,620	5.17		1.40			2.26
	December 31, 2005	462,759	15.0138	to	17.0563	7,297,597	4.83		1.40			0.89
	December 31, 2004	593,930	14.8808	to	16.9051	9,252,213	5.79		1.40			2.32
	December 31, 2003	1,289,650	14.5427	to	16.5211	12,166,611	4.55		1.40			0.74
	December 31, 2002	1,064,704	14.4361	to	16.3999	16,023,249	4.33		1.40			8.29
MFC
	December 31, 2006	339,595	10.9162	to	14.7423	4,385,147	7.18	1.35	to	2.30	7.52	to	8.56
	December 31, 2005	203,374	10.1115	to	13.6278	2,467,430	7.69	1.35	to	2.30	(0.40)	to	0.56
	December 31, 2004	115,049	11.1322	to	13.5996	1,435,092	6.12	1.35	to	2.30	6.85	to	7.89
	December 31, 2003	39,343	10.3852	to	12.6501	466,350	3.45	1.45	to	2.30	3.85	to	19.45
	December 31, 2002 (a)	4,918	10.1246	to	10.1379	49,809	15.55	1.45	to	1.60	1.25	to	1.38

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.
(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

HYS
	December 31, 2006	319,944	$16.3964	to	$20.7375	$5,415,379	8.43%		1.40%			8.87%
	December 31, 2005	410,540	15.0602	to	19.0475	6,386,367	8.70		1.40			0.79
	December 31, 2004	587,434	14.9426	to	18.8988	9,104,555	8.07		1.40			8.03
	December 31, 2003	930,566	13.8321	to	17.4943	10,639,033	9.07		1.40			19.76
	December 31, 2002	800,400	11.5494	to	14.6072	9,711,508	10.18		1.40			1.28
IG1
	December 31, 2006	7,161	20.2653	to	20.4157	145,515	0.42	1.45	to	1.60	23.75	to	23.94
	December 31, 2005	3,758	16.3762	to	16.4727	61,815	0.70	1.45	to	1.60	12.80	to	12.97
	December 31, 2004	3,964	14.5186	to	14.5820	57,748	0.37	1.45	to	1.60	16.68	to	16.86
	December 31, 2003	4,503	12.4432	to	12.4785	56,145	0.64	1.45	to	1.60	36.14	to	36.35
	December 31, 2002 (a)	2,033	9.1398	to	9.1518	18,596		1.45	to	1.60	(8.60)	to	(8.48)
IGS
	December 31, 2006	111,077		18.5935		2,158,483	0.69		1.40			24.31
	December 31, 2005	113,047		14.9579		1,769,881	0.99		1.40			13.33
	December 31, 2004	125,684		13.1987		1,731,653	0.57		1.40			17.29
	December 31, 2003	127,529		11.2527		1,443,243	0.74		1.40			36.75
	December 31, 2002	149,436		8.2285		1,236,050	0.53		1.40			(13.10)
MI1
	December 31, 2006	11,832	22.8449	to	23.0144	270,322	0.85	1.45	to	1.60	26.90	to	27.09
	December 31, 2005	6,616		18.0029		119,127	0.99	1.60	to	1.60		13.10
	December 31, 2004	7,212		15.9177		114,798	0.68		1.60			25.69
	December 31, 2003	5,663		12.6638		71,708	0.78		1.60			31.07
	December 31, 2002	5,003		9.6620		48,342			1.60			(3.88)
MII
	December 31, 2006	153,740		26.9574		4,209,572	1.20		1.40			27.45
	December 31, 2005	155,225		21.1517		3,341,909	1.12		1.40			13.63
	December 31, 2004	145,667		18.6144		2,773,078	0.78		1.40			26.25
	December 31, 2003	158,835		14.7437		2,368,837	1.08		1.40			31.78
	December 31, 2002 (a)	193,097		11.1880		2,185,230	0.82		1.40			(7.24)
M1B
	December 31, 2006	70,637	10.8673	to	13.0852	871,164		1.35	to	2.10	5.16	to	5.97
	December 31, 2005	64,029	10.2812	to	12.3920	744,927	0.29	1.35	to	2.10	1.97	to	2.75
	December 31, 2004	65,643	10.0311	to	12.1028	741,052		1.35	to	2.10	7.05	to	7.88
	December 31, 2003	34,831	9.3224	to	11.2591	344,319		1.45	to	2.10	11.02	to	21.07
	December 31, 2002 (a)	17,191	7.7120	to	7.7222	132,655	0.12	1.45	to	1.60	(22.78)	to	(22.77)
MIS
	December 31, 2006	449,020		8.7906		4,003,180	0.10		1.40			6.18
	December 31, 2005	555,446		8.2787		4,661,601	0.53		1.40			2.94
	December 31, 2004	674,360		8.0426		5,496,754	0.07		1.60			8.09
	December 31, 2003	768,535		7.4405		5,795,930			1.40			21.68
	December 31, 2002	810,817		6.1146		5,047,465	0.15		1.40			(29.05)
MFL
	December 31, 2006	1,209,614	12.2878	to	14.9001	17,302,391	0.54	1.35	to	2.30	10.45	to	11.52
	December 31, 2005	544,820	11.0803	to	13.4086	7,009,985	0.70	1.35	to	2.30	4.96	to	5.97
	December 31, 2004	31,545	10.7944	to	12.6977	358,773	0.75	1.35	to	1.90	9.61	to	10.23
	December 31, 2003	24,551	9.8178	to	11.5607	245,283	0.91	1.45	to	1.90	13.94	to	20.68
	December 31, 2002 (a)	11,990	8.1481	to	8.1588	97,728		1.45	to	1.60	(18.52)	to	(18.41)
MIT
	December 31, 2006	1,155,740	19.0915	to	28.2180	23,913,037	0.84		1.40			11.74
	December 31, 2005	1,453,559	17.0852	to	25.2526	26,911,091	0.98		1.40			6.22
	December 31, 2004	1,820,277	16.0844	to	23.7734	31,632,895	1.06		1.40			10.44
	December 31, 2003	2,266,305	14.5644	to	21.5267	35,815,638	1.15		1.40			21.14
	December 31, 2002	2,710,773	12.0229	to	17.7703	35,510,594	1.04		1.40			(22.32)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

MC1
	December 31, 2006	30,485	$9.6444	to	$15.2590	$410,801%		1.35%	to	2.10%	0.05%	to	0.82%
	December 31, 2005	28,801	9.5902	to	15.1887	392,453		1.35	to	2.30	0.42	to	1.39
	December 31, 2004	35,363	9.4823	to	15.0330	470,521		1.35	to	2.30	11.65	to	12.74
	December 31, 2003	22,053	8.4323	to	13.3820	261,590		1.45	to	2.30	5.11	to	35.34
	December 31, 2002 (a)	4,031	6.2399	to	6.2481	25,158		1.45	to	1.60	(37.60)	to	(37.52)
MCV
	December 31, 2006	34,580	14.0824	to	18.0015	581,456		1.35	to	2.10	8.69	to	9.52
	December 31, 2005	28,705	12.8913	to	16.4956	450,271		1.35	to	2.30	4.94	to	5.96
	December 31, 2004	33,452	12.1975	to	15.6236	494,325		1.35	to	2.30	18.94	to	20.10
	December 31, 2003	22,736	10.1817	to	13.0549	284,020	0.01	1.45	to	2.30	9.89	to	29.99
	December 31, 2002 (b)	488	7.8444		7.8524	3,829			1.60			(21.56)
MM1
	December 31, 2006	947,627	9.8887	to	10.4025	9,594,701	4.26	1.35	to	2.30	1.94	to	2.93
	December 31, 2005	612,159	9.6807	to	10.1065	6,032,904	2.53	1.35	to	2.30	0.11	to	1.08
	December 31, 2004	384,369	9.6501	to	9.9033	3,749,415		1.35	to	2.30	(1.75)	to	(0.79)
	December 31, 2003	107,975	9.8014	to	9.9746	1,067,194	0.28	1.60	to	2.30	(1.73)	to	(0.25)
	December 31, 2002 (a)	197		9.9468		1,961	1.33		1.60			(0.53)
MMS
	December 31, 2006	364,429	12.3493	to	13.5512	4,647,442	4.56		1.40			3.15
	December 31, 2005	455,219	11.9717	to	13.1369	5,662,703	2.66		1.40			1.31
	December 31, 2004	611,796	11.8175	to	12.9676	7,539,180	0.79		1.40			(0.57)
	December 31, 2003	1,206,753	11.8852	to	13.0420	11,860,929	0.65		1.40			(0.76)
	December 31, 2002	1,431,492	11.9762	to	13.1419	18,161,198	1.24		1.40			(0.12)
M1A
	December 31, 2006	598,957	11.7184	to	15.4984	8,423,548		1.35	to	2.30	10.31	to	11.38
	December 31, 2005	308,542	10.5482	to	13.9648	3,866,178		1.35	to	2.30	2.55	to	3.54
	December 31, 2004	124,003	10.2130	to	13.5348	1,497,825		1.35	to	2.30	4.74	to	5.77
	December 31, 2003	19,393	9.6809	to	12.8427	193,197		1.45	to	1.90	23.66	to	33.06
	December 31, 2002 (a)	18,776	7.2869	to	7.2965	136,905		1.45	to	1.60	(27.13)	to	(27.04)
NWD
	December 31, 2006	123,585		15.9308		2,006,553			1.40			11.61
	December 31, 2005	137,801		14.2734		1,998,705			1.40			3.76
	December 31, 2004	208,136		13.7565		2,896,003			1.40			6.00
	December 31, 2003	223,353		12.9781		2,931,081			1.40			33.42
	December 31, 2002	237,152		9.7270		2,332,257			1.40			(34.38)
RE1
	December 31, 2006	10,878	12.7699	to	15.4435	158,872	0.39	1.55	to	1.90	8.23	to	8.61
	December 31, 2005	10,280	11.7631	to	14.1480	127,473	0.35	1.45	to	1.90	5.32	to	6.15
	December 31, 2004	8,838	11.0982	to	13.3891	101,024		1.45	to	1.90	13.34	to	13.86
	December 31, 2003	6,547	9.7622	to	9.7880	63,947	0.33	1.45	to	1.60	23.01	to	23.20
	December 31, 2002 (a)	1,276	7.9359	to	7.9464	10,124	1.36		1.60			(20.64)
RES
	December 31, 2006	634,293		17.5609		11,156,441	0.67		1.40			9.03
	December 31, 2005	824,261		16.1060		13,288,164	0.57		1.40			6.52
	December 31, 2004	1,015,710		15.1201		15,379,310	0.93		1.40			14.23
	December 31, 2003	1,200,316		13.2370		15,908,316	0.85		1.40			23.59
	December 31, 2002	1,429,972		10.7105		15,332,331	0.42		1.40			(26.18)
RG1
	December 31, 2006	2,530		13.2717		33,570	0.64		1.60			11.63
	December 31, 2005	3,460	11.8893	to	11.9594	41,298	0.44	1.45	to	1.60	4.69	to	4.85
	December 31, 2004	3,559	11.3565	to	11.4062	40,524	0.47	1.45	to	1.60	12.46	to	12.63
	December 31, 2003	3,456	10.0987	to	10.1274	34,963	0.58	1.45	to	1.60	25.46	to	25.65
	December 31, 2002 (a)	3,173	8.0495	to	8.0601	25,565		1.45	to	1.60	(19.50)	to	(19.40)
RGS
	December 31, 2006	126,961		16.0362		2,050,327	0.64		1.40			12.17
	December 31, 2005	174,420		14.2962		2,507,227	0.70		1.40			5.09
	December 31, 2004	204,453		13.6039		2,805,277	0.67		1.40			13.04
	December 31, 2003	215,089		12.0342		2,610,268	0.81		1.40			26.10
	December 31, 2002	245,892		9.5433		2,364,543	0.69		1.40			(22.49)
(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.
(b) for the period May 1, 2002 (commencement of operations) through August 2, 2002.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

RI1
	December 31, 2006	357,917	$15.3754	to	$22.2552	$7,379,017	0.78%	1.35%	to	2.25%	24.40%	to	25.54%
	December 31, 2005	171,687	12.2908	to	17.7904	2,823,350	0.53	1.35	to	2.25	13.59	to	14.63
	December 31, 2004	93,242	13.0284	to	15.5751	1,377,925	0.32	1.35	to	2.25	18.23	to	19.32
	December 31, 2003	20,234	12.0499	to	13.0994	255,695	0.21	1.45	to	2.10	26.13	to	31.47
	December 31, 2002 (a)	3,371	9.1793	to	9.1914	30,944			1.40		(8.21)	to	(8.09)
RIS
	December 31, 2006	87,103		19.6230		1,709,195	1.21		1.40			25.72
	December 31, 2005	97,912		15.6089		1,528,297	0.77		1.40			14.96
	December 31, 2004	95,205		13.5781		1,293,283	0.48		1.40			19.52
	December 31, 2003	90,142		11.3603		1,024,519	0.63		1.40			32.01
	December 31, 2002	91,617		8.6056		788,787	0.25		1.40			(12.70)
SG1
	December 31, 2006	72,958	10.5757	to	13.3719	938,430		1.35	to	2.30	3.93	to	4.94
	December 31, 2005	86,895	10.1034	to	12.7877	1,075,147	0.12	1.35	to	2.30	(1.15)	to	(0.19)
	December 31, 2004	91,082	10.1483	to	12.8576	1,135,154		1.35	to	2.30	4.12	to	5.14
	December 31, 2003	57,154	9.6768	to	12.2726	684,286		1.60	to	2.30	5.92	to	25.02
	December 31, 2002 (a)	501		7.7404		3,882			1.60			(22.60)
SGS
	December 31, 2006	40,477		6.0650		300,899			1.40			5.11
	December 31, 2005	45,047		5.7700		315,301	0.43		1.40
	December 31, 2004	65,477		5.7697		436,200			1.40			5.35
	December 31, 2003	75,194		5.4770		412,092			1.40			25.77
	December 31, 2002	64,100		4.3547		279,343			1.40			(31.07)
SI1
	December 31, 2006	16,089	11.4054	to	12.9828	205,987	5.31	1.45	to	2.10	4.22	to	4.91
	December 31, 2005	12,321	10.9434	to	12.3750	150,317	6.76	1.45	to	2.10	(0.52)	to	0.14
	December 31, 2004	10,974	11.0007	to	12.3579	133,793	4.34	1.45	to	2.10	5.56	to	6.26
	December 31, 2003	11,880	10.4214	to	11.6298	137,129	3.74	1.45	to	2.10	4.21	to	10.85
	December 31, 2002 (a)	7,443	10.4780	to	10.4918	78,016		1.45	to	1.60	4.78	to	4.92
SIS
	December 31, 2006	123,374		13.9445		1,720,388	6.26		1.40			5.24
	December 31, 2005	127,158		13.2500		1,684,849	7.04		1.40			0.49
	December 31, 2004	115,341		13.1860		1,520,896	4.65		1.40			6.55
	December 31, 2003	103,290		12.3757		1,278,288	4.36		1.40			11.33
	December 31, 2002	68,782		11.1163		764,611	4.41		1.40			6.00
SVS
	December 31, 2006	7,004	12.4844	to	16.1127	103,723	0.58	1.45	to	1.90	11.77	to	12.28
	December 31, 2005	8,755	11.1193	to	14.3873	117,542	0.81	1.45	to	1.90	(2.60)	to	(2.16)
	December 31, 2004	10,727	11.3182	to	14.7416	140,840	0.26	1.45	to	1.90	15.53	to	16.06
	December 31, 2003 (c)	2,637	9.7920	to	12.7343	27,977		1.45	to	1.90	17.75	to	25.17
MFJ
	December 31, 2006	5,424,953	11.4617	to	14.1725	71,318,399	2.57	1.35	to	2.30	9.34	to	10.40
	December 31, 2005	4,829,607	10.4399	to	12.8828	58,024,496	2.20	1.35	to	2.30	0.45	to	1.43
	December 31, 2004	2,463,547	11.4940	to	12.7465	29,877,682	1.94	1.35	to	2.30	8.58	to	9.64
	December 31, 2003	420,181	10.5516	to	11.6673	4,718,337	1.98	1.35	to	2.30	5.52	to	15.14
	December 31, 2002 (a)	106,131	9.4345	to	9.4469	1,002,290	0.69	1.45	to	1.60	(5.66)	to	(5.53)
TRS
	December 31, 2006	1,393,409	21.9322	to	29.0896	33,083,819	2.86		1.40			10.68
	December 31, 2005	1,702,854	19.8165	to	26.2834	36,706,948	2.71		1.40			1.60
	December 31, 2004	2,026,951	19.5035	to	25.8684	43,249,220	2.55		1.40			9.93
	December 31, 2003	3,136,523	17.7421	to	23.5321	46,500,860	3.43		1.40			15.53
	December 31, 2002	2,734,379	15.3567	to	20.3682	46,320,941	3.17		1.40			(7.02)
MFE
	December 31, 2006	76,249	16.1374	to	27.8488	1,771,838	1.81	1.35	to	1.90	29.46	to	30.18
	December 31, 2005	23,573	12.4397	to	21.4676	421,576	0.69	1.35	to	1.90	14.76	to	15.46
	December 31, 2004	13,683	14.7396	to	18.6691	211,362	1.61	1.60	to	1.90	27.54	to	27.93
	December 31, 2003	8,106	12.0079	to	14.6081	97,904		1.65	to	1.90	20.08	to	33.85
	December 31, 2002 (a)	566		8.6075		4,873	8.53		1.60			(13.92)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.
(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
UTS
	December 31, 2006	287,598	$33.9018	to	$45.4603	$10,428,555	3.09%		1.40%			30.46%
	December 31, 2005	356,174	25.9861	to	34.8457	9,861,655	0.99		1.40			15.68
	December 31, 2004	388,146	22.4641	to	30.1230	9,297,913	1.99		1.40			28.57
	December 31, 2003	443,600	17.4725	to	23.4295	8,283,068	3.17		1.40			34.38
	December 31, 2002	478,770	13.0025	to	17.4356	6,618,318	3.82		1.40			(24.90)
MV1
	December 31, 2006	122,386	12.9834	to	16.9891	1,964,208	1.19	1.35	to	2.10	18.13	to	19.04
	December 31, 2005	106,028	10.9459	to	14.3229	1,436,246	1.14	1.35	to	2.10	4.12	to	4.91
	December 31, 2004	100,522	12.2231	to	13.7009	1,300,778	1.11	1.35	to	2.10	12.76	to	13.62
	December 31, 2003	49,505	10.7850	to	12.1013	555,117	1.31	1.45	to	2.10	19.27	to	23.27
	December 31, 2002 (a)	25,856	8.7622	to	8.7737	226,673	0.64	1.45	to	1.60	(12.38)	to	(12.26)
MVS
	December 31, 2006	380,215		17.4286		6,626,533	1.57		1.40			19.29
	December 31, 2005	461,544		14.6101		6,743,170	1.40		1.40			5.13
	December 31, 2004	511,261		13.8973		7,105,118	1.31		1.40			13.92
	December 31, 2003	536,813		12.1988		6,548,504	1.63		1.40			23.59
	December 31, 2002	573,552		9.8707		5,694,570	0.77		1.40			(14.77)
OCA
	December 31, 2006	143,656	11.2386	to	14.3557	1,943,044	0.17	1.35	to	2.30	5.21	to	6.23
	December 31, 2005	119,613	10.6384	to	13.5615	1,553,023	0.68	1.35	to	2.30	2.46	to	3.45
	December 31, 2004	105,606	11.2637	to	13.1557	1,336,987	0.19	1.35	to	2.30	4.16	to	5.17
	December 31, 2003 (c)	52,771	10.7535	to	12.5533	648,175		1.35	to	2.30	7.53	to	28.47
OGG
	December 31, 2006	147,390	14.0614	to	16.0296	2,336,311	0.50	1.35	to	2.05	14.96	to	15.78
	December 31, 2005	34,077	12.2124	to	13.8445	465,228	0.48	1.35	to	1.90	11.90	to	12.52
	December 31, 2004 (g)	10,232	12.2305	to	12.3035	125,314	0.50	1.35	to	1.90	16.61	to	17.27
OMG
	December 31, 2006	2,671,731	12.1272	to	14.9576	38,000,053	0.74	1.35	to	2.30	12.13	to	13.21
	December 31, 2005	1,349,644	10.7716	to	13.2587	16,985,237	0.83	1.35	to	2.30	3.32	to	4.32
	December 31, 2004	504,529	11.4234	to	12.7551	6,176,660	0.13	1.35	to	2.30	6.63	to	7.67
	December 31, 2003 (c)	5,592	11.7085	to	11.8889	66,347		1.65	to	1.90	17.08	to	24.29
OMS
	December 31, 2006	45,827	13.1673	to	19.7857	792,129	0.02	1.35	to	2.10	12.26	to	13.11
	December 31, 2005	18,961	13.5865	to	17.5539	311,642	-	1.35	to	2.10	7.42	to	8.24
	December 31, 2004	8,062	12.6034	to	16.2753	115,669	-	1.35	to	2.10	16.67	to	17.57
	December 31, 2003 (f)	898	13.1022	to	13.1405	11,791	-	1.65	to	2.10	31.02	to	31.41
PMB
	December 31, 2006	27,761	12.1326	to	19.6898	526,080	5.39	1.35	to	1.90	7.21	to	7.80
	December 31, 2005	13,934	17.2965	to	18.2643	249,962	5.39	1.35	to	1.90	8.68	to	9.29
	December 31, 2004 (g)	2,016	15.9144	to	16.6352	32,670	3.71	1.55	to	1.90	9.99	to	10.38
PLD
	December 31, 2006	3,653,967	9.9799	to	10.2799	37,139,469	4.25	1.35	to	2.30	1.59	to	2.58
	December 31, 2005	1,778,199	9.8235	to	10.0216	17,682,317	2.92	1.35	to	2.30	(1.30)	to	(0.35)
	December 31, 2004 (g)	807,314	9.9532	to	10.0564	8,076,230	1.35	1.35	to	2.30	(0.50)	to	0.47
PRR
	December 31, 2006	214,328	10.1193	to	11.9027	2,353,218	4.23	1.35	to	2.05	(1.34)	to	(0.64)
	December 31, 2005	201,615	10.2208	to	12.0220	2,221,542	2.88	1.35	to	2.05	0.01	to	0.72
	December 31, 2004	86,845	10.7964	to	11.9780	960,293	-	1.35	to	2.05	6.68	to	7.44
	December 31, 2003 (c)	7,757	10.0967	to	11.1879	83,631	0.70	1.35	to	1.90	0.97	to	7.00
PTR
	December 31, 2006	318,132	10.3769	to	11.4062	3,463,992	4.45	1.35	to	2.30	1.47	to	2.45
	December 31, 2005	217,983	10.1738	to	11.1726	2,333,104	3.46	1.35	to	2.30	0.10	to	1.13
	December 31, 2004	144,404	10.2161	to	11.0931	1,551,228	1.91	1.35	to	2.30	2.47	to	3.47
	December 31, 2003 (c)	72,474	9.9695	to	10.7591	756,512	2.29	1.65	to	2.30	(0.30)	to	3.26
PRA
	December 31, 2006 (x)	8,418	10.4937	to	10.5558	88,639	7.06	1.35	to	1.85	2.73	to	3.25

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.
(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.
(f) for the period October 1, 2003 (commencement of operations) through December 31, 2003.
(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.
(x) fund opened in prior year, first activity in current year.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

PCR
	December 31, 2006 (x)	35,770	$9.7845	to	$9.8483	$350,898	6.37%	1.35%	to	1.90%	(4.94)%	to	(4.40)%
SSA
	December 31, 2006	9,318	12.5498	to	12.8953	119,061	2.20	1.35	to	1.70	17.75	to	18.16
	December 31, 2005 (x)	966	10.6584	to	10.9132	10,453		1.35	to	1.70	(2.65)	to	(2.31)
	December 31, 2004 (g)
LGF
	December 31, 2006 (i)	1,957	9.8538	to	9.8571	19,289		1.85	to	1.90	(1.46)	to	(1.43)
IGB
	December 31, 2006	60,421	10.3528	to	10.7963	646,258	5.23	1.35	to	1.90	3.15	to	3.73
	December 31, 2005	9,809	10.0366	to	10.4083	100,797	4.53	1.35	to	1.90	(0.19)	to	0.36
	December 31, 2004 (g)	950	10.3370	to	10.3514	9,825	3.80	1.55	to	1.70	3.37	to	3.51
SRE
	December 31, 2006	410,253	16.1358	to	18.3844	7,400,362	1.38	1.35	to	2.30	35.47	to	36.78
	December 31, 2005	214,281	11.8388	to	13.4410	2,842,031	1.44	1.35	to	2.30	6.86	to	7.89
	December 31, 2004 (g)	71,956	12.3482	to	12.4577	892,341		1.35	to	2.30	23.48	to	24.58
SC3
	December 31, 2006	22,799	20.9766	to	27.3850	587,636	1.58	1.35	to	2.30	35.78	to	37.09
	December 31, 2005	31,220	15.3628	to	20.0460	589,534	1.53	1.35	to	2.30	7.16	to	8.19
	December 31, 2004	36,312	14.2570	to	18.5935	637,209	1.72	1.35	to	2.30	30.25	to	31.52
	December 31, 2003 (c)	24,813	10.8848	to	14.1883	332,092		1.35	to	2.30	8.85	to	33.64
CMM
	December 31, 2006	4,289	10.2888	to	10.3821	44,249	6.76	1.35	to	1.85	2.41	to	2.93
	December 31, 2005 (e)	1,879	10.0463	to	10.0862	18,897	1.54	1.35	to	1.85	0.46	to	0.86
WTF
	December 31, 2006	2,020	13.5121	to	13.6344	27,330	0.24	1.35	to	1.85	17.49	to	18.09
	December 31, 2005 (e)	1,554	11.5003	to	11.5458	17,871		1.35	to	1.85	15.00	to	15.46

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.
(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.
(i) for the period May 1, 2006 (commencement of operations) through December 31, 2006.
(x) fund opened in prior year, first activity in current year.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts of Sun Life (N.Y.) Variable Account C and the Board Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of Columbia Funds VIT Marsico 21st Century Portfolio Sub-Account, Columbia Funds VIT Marsico Growth Portfolio Sub-Account, Columbia Funds VIT Marsico International Opportunities Portfolio Sub-Account, Fidelity VIP Freedom 2010 Portfolio Sub-Account, Fidelity VIP Freedom 2015 Portfolio Sub-Account, Fidelity VIP Freedom 2020 Portfolio Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund Sub-Account, Franklin Templeton VIP Developing Markets Securities Fund Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Fund Sub-Account, Franklin Templeton VIP Value Securities Fund Sub-Account, Lord Abbett Series All Value Portfolio Sub-Account, Lord Abbett Series Growth & Income Portfolio Sub-Account, Lord Abbett Series Growth Opportunities Portfolio Sub-Account, Lord Abbett Series Mid-Cap Value Portfolio Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Governments S Class Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account , MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer VA Capital Appreciation Fund Sub-Account, Oppenheimer VA Global Securities Fund Sub-Account, Oppenheimer VA Main Street Fund Sub-Account, Oppenheimer VA Main Street Small Cap Fund Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, PIMCO VIT All Asset Portfolio Sub-Account, PIMCO VIT Commodity Real Return Strategy Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital FI Large Cap Growth Fund Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, Sun Capital Real Estate Fund Sub-Account, Sun Capital Money Market S Class Sub-Account, and Wanger Select Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the åSub-Accountsæ), as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

April 20, 2007
Boston, Massachusetts

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2006

Assets:
Investment in:	Shares	Cost	Value
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund Sub-Account (AI1)	13,177	$303,020	$345,494
V.I. Growth Fund Sub-Account (AI2)
V.I. Core Equity Fund Sub-Account (AI3)	4,268	88,683	116,164
V.I. International Growth Fund Sub-Account (AI4)	29,198	557,381	859,283
V.I. Premier Equity Fund Sub-Account (AI5)
V.I. Dynamics Fund Sub-Account (IV1)	179	2,197	3,064
V.I. Small Company Growth Fund Sub-Account (IV2)	2,065	27,114	38,208
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle VFT Overseas Variable Series Sub-Account (SGI)	34,974	930,961	958,983
The Alger American Fund
Growth Portfolio Sub-Account (AL1)	1,190	42,859	49,043
Income and Growth Portfolio Sub-Account (AL2)	8,987	91,607	99,670
Small Capitalization Portfolio Sub-Account (AL3)	1,274	20,527	36,207
Alliance Variable Products (VP) Series Fund, Inc.
Large Cap Growth Portfolio Sub-Account (AN1)	436	7,797	11,498
Global Technology Portfolio Sub-Account (AN2)	107	1,523	1,810
Growth and Income Portfolio Sub-Account (AN3)	3,735	77,322	100,587
International Growth Portfolio Sub-Account (AN4)	964	23,214	29,113
Small Cap Growth Portfolio Sub-Account (AN5)	868	11,690	11,596
Fidelity Variable Insurance Products (VIP) Funds
VIP Contrafund Portfolio Sub-Account (FL1)	5,377	158,076	167,273
VIP Overseas Portfolio Sub-Account (FL2)	1,451	27,894	34,454
VIP Growth Portfolio Sub-Account (FL3)	11,701	352,875	414,436
Franklin Templeton Variable Insurance Products (VIP) Trust
Growth Securities Fund Class 2 Sub-Account (FTG)	2,004	28,154	31,919
Templeton Foreign Securities Fund Sub-Account (FTI)	1,308	22,108	24,483
Goldman Sachs Variable Insurance Trust (VIT)
VIT Structured Small Cap Equity Fund Sub-Account (GS2)	20,559	274,397	296,878
VIT Structured US Equity Fund Sub-Account (GS3)	9,206	102,592	135,051
VIT Growth and Income Fund Sub-Account (GS4)	25,426	294,982	353,677
VIT International Equity Fund Sub-Account (GS5)	33,154	325,715	480,406
J.P. Morgan Series Trust II
US Large Cap Core Equity Portfolio Sub-Account (JP1)	2,909	36,811	45,672
International Opportunities Portfolio Sub-Account (JP2)	9,414	98,396	138,762
Small Company Portfolio Sub-Account (JP3)	8,112	110,821	144,551
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio Sub-Account (LA1)	86,460	2,101,687	2,536,748
Mid Cap Value Portfolio Sub-Account (LA2)	22,640	431,061	493,108
International Portfolio Sub-Account (LA3)	2,465	28,716	29,310
MFS/Sun Life Series Trust
Capital Appreciation Series Sub-Account (CAS)	3,296	62,918	67,578
Emerging Growth Series Sub-Account (EGS)	28,633	383,364	528,282
Government Securities Series Sub-Account (GSS)	66,293	849,628	838,607
High Yield Series Sub-Account (HYS)	162,091	1,100,472	1,123,293
New Discovery S Class Sub-Account (M1A)	30,099	399,068	482,179
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	3,582	30,212	37,361
High Yield S Class Sub-Account (MFC)	21,590	145,379	148,542
Capital Appreciation S Class Sub-Account (MFD)	1,033	16,917	20,998
Utilities S Class Sub-Account (MFE)	5,551	85,930	128,171
Emerging Growth S Class Sub-Account (MFF)	1,035	15,010	18,825
Total Return S Class Sub-Account (MFJ)	141,643	2,600,801	2,813,039
Government Securities S Class Sub-Account (MFK)	42,589	568,296	535,764
Massachusetts Investors Trust S Class Sub-Account (MFL)	1,763	41,310	59,331
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	17,661	150,036	185,797
Massachusetts Investors Trust Series Sub-Account (MIT)	8,434	198,159	285,818
New Discovery Series Sub-Account (NWD)	34,385	425,411	558,411
Total Return Series Sub-Account (TRS)	263,651	4,521,132	5,278,290
Utilities Series Sub-Account (UTS)	18,290	268,599	425,232

See notes to financial statements.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2006 - continued

OCC Accumulation Trust	Shares	Cost	Value
Equity Portfolio Sub-Account (OP1)	275	$7,869	$11,396
Mid Cap Value Portfolio Sub-Account (OP2)	5,853	81,872	91,187
Small Cap Portfolio Sub-Account (OP3)	2,540	74,863	93,317
Managed Portfolio Sub-Account (OP4)	32	780	1,341
PIMCO Variable Insurance Trust (VIT)
High Yield Portfolio Sub-Account (PHY)	70,447	574,211	587,524
Emerging Markets Bond Portfolio Sub-Account (PMB)	34,994	466,349	488,522
Real Return Portfolio Sub-Account (PRR)
Total Return Portfolio Sub-Account (PTR)	59,243	613,412	599,535
Rydex Variable Trust
OTC Fund Sub-Account (RX2)	212	2,773	3,257
Sun Capital Advisers Trust (SCAT)
Sun Capital Money Market Fund Sub-Account (SC1)	1,006,220	1,006,220	1,006,220
Sun Capital Investment Grade Bond Fund Sub-Account (SC2)	113,574	1,120,224	1,092,578
Sun Capital Real Estate Fund Sub-Account (SC3)	93,413	1,448,386	2,297,954
SC Blue Chip Mid Cap Fund Sub-Account (SC5)	64,223	1,056,482	1,222,814
SC Davis Venture Value Fund Sub-Account (SC7)	858	7,897	11,301
SC Oppenheimer Main Street Small Cap Fund Sub-Account (SCB)	78,900	1,070,579	1,185,076
SC All Cap Fund Sub-Account (SCM)	839	9,322	10,378
		$25,984,061	$30,225,366
Liability:
Payable to Sponsor			(7)
Net Assets			$30,225,359

Net Assets Applicable to Participants:	Applicable to Participants of		Reserve for
	Deferred Variable Annuity Contracts		Variable
Futurity Contracts:	Units	Value	Annuities	Total
AIM Variable Insurance Fund, Inc.
AI1	45,428	$345,494	$	$345,494
AI2
AI3	12,940	116,164		116,164
AI4	73,932	859,283		859,283
AI5
IV1	219	3,064		3,064
IV2	2,890	38,208		38,208
Arnhold and S. Bleichroeder Advisers, Inc.
SGI	31,235	955,951	3,031	958,982
The Alger American Fund
AL1	6,533	49,043		49,043
AL2	12,106	99,670		99,670
AL3	4,171	36,207		36,207
Alliance Variable Products (VP) Series Fund, Inc.
AN1	1,038	11,498		11,498
AN2	177	1,810		1,810
AN3	7,264	100,587		100,587
AN4	1,182	29,113		29,113
AN5	843	11,596		11,596
Fidelity Variable Insurance Products (VIP) Funds
FL1	10,123	167,273		167,273
FL2	1,928	34,454		34,454
FL3	38,753	413,046	1,389	414,435
Franklin Templeton Variable Insurance Products (VIP) Trust
FTG	1,574	31,919		31,919
FTI	1,186	24,483		24,483
Goldman Sachs Variable Insurance Trust (VIT)
GS2	17,908	296,878		296,878
GS3	13,154	135,051		135,051

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2006 - continued

Net Assets Applicable to Participants:	Applicable to Participants of			Reserve for
	Deferred Variable Annuity Contracts			Variable
Futurity Contracts:	Units	Value		Annuities	Total
Goldman Sachs Variable Insurance Trust - continued
GS4	26,874	$353,677	$		$353,677
GS5	44,749	480,406			480,406
J.P. Morgan Series Trust II
JP1	5,021	45,672			45,672
JP2	12,181	138,762			138,762
JP3	11,197	144,551			144,551
Lord Abbett Series Fund, Inc.
LA1	176,165	2,535,339		1,408	2,536,747
LA2	30,547	492,054		1,054	493,108
LA3	1,291	29,310			29,310
MFS/Sun Life Series Trust
CAS	10,977	67,578			67,578
EGS	92,468	528,282			528,282
GSS	63,113	838,607			838,607
HYS	84,574	1,123,293			1,123,293
M1A	40,908	480,611		1,568	482,179
M1B	3,426	37,361			37,361
MFC	10,502	148,542			148,542
MFD	1,942	20,998			20,998
MFE	5,789	128,171			128,171
MFF	1,565	18,825			18,825
MFJ	212,142	2,813,039			2,813,039
MFK	48,092	535,764			535,764
MFL	4,647	59,331			59,331
MIS	27,168	185,797			185,797
MIT	27,941	285,818			285,818
NWD	58,187	558,411			558,411
TRS	351,577	5,278,290			5,278,290
UTS	28,666	425,232			425,232
OCC Accumulation Trust
OP1	853	11,396			11,396
OP2	4,385	91,187			91,187
OP3	4,235	93,317			93,317
OP4	117	1,341			1,341
PIMCO Variable Insurance Trust (VIT)
PHY	37,644	585,572		1,951	587,523
PMB	24,961	486,930		1,591	488,521
PRR
PTR	53,254	597,775		1,760	599,535
Rydex Variable Trust
RX2	298	3,257			3,257
Sun Capital Advisers Trust (SCAT)
SC1	94,414	1,006,220			1,006,220
SC2	79,386	1,092,578			1,092,578
SC3	73,292	2,296,886		1,067	2,297,953
SC5	72,569	1,221,588		1,225	1,222,813
SC7	737	11,301			11,301
SCB	82,342	1,183,497		1,579	1,185,076
SCM	674	10,378			10,378
Total Net Assets		$30,207,736		$17,623	$30,225,359

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006

	AI1	AI2		AI3	AI4
	Sub-Account	Sub-Account		Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$197	$		$621	$8,222
Mortality and expense risk charges	(3,838)		(764)	(1,327)	(8,429)
Distribution expense charges	(461)		(92)	(159)	(1,011)
Net investment income (loss)	$(4,102)		$(856)	$(865)	$(1,218)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,628		$52,636	$2,489	$63,696
Realized gain distributions
Net realized gains (losses)	$7,628		$52,636	$2,489	$63,696

Net unrealized appreciation (depreciation) on investments:
End of year	$42,474	$		$27,481	$301,902
Beginning of year	40,142		39,727	14,280	198,323
Change in unrealized appreciation (depreciation)	$2,332		$(39,727)	$13,201	$103,579

Realized and unrealized gains (losses)	$9,960		$12,909	$15,690	$167,275
Increase (Decrease) in net assets from operations	$5,858		$12,053	$14,825	$166,057

	AI5		IV1	IV2	SGI
	Sub-Account		Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$125	$		$	$60,875
Mortality and expense risk charges	(52)		(36)	(500)	(12,399)
Distribution expense charges	(6)		(4)	(60)	(1,488)
Net investment income (loss)	$67		$(40)	$(560)	$46,988

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,049		$15	$369	$82,648
Realized gain distributions					207,113
Net realized gains (losses)	$2,049		$15	$369	$289,761

Net unrealized appreciation (depreciation) on investments:
End of year	$		$867	$11,094	$28,022
Beginning of year	1,546		615	6,669	188,691
Change in unrealized appreciation (depreciation)	$(1,546)		$252	$4,425	$(160,669)

Realized and unrealized gains (losses)	$503		$267	$4,794	$129,092
Increase (Decrease) in net assets from operations	$570		$227	$4,234	$176,080

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

		AL1	AL2		AL3		AN1
		Sub-Account	Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income		$58	$1,197	$		$
Mortality and expense risk charges		(584)	(1,164)		(417)		(147)
Distribution expense charges		(70)	(140)		(50)		(18)
Net investment income (loss)		$(596)	$(107)		$(467)		$(165)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$(4)	$(156)		$265		$14
Realized gain distributions
Net realized gains (losses)		$(4)	$(156)		$265		$14

Net unrealized appreciation (depreciation) on investments:
End of year		$6,184	$8,063		$15,680		$3,701
Beginning of year		3,818	598		9,830		3,760
Change in unrealized appreciation (depreciation)		$2,366	$7,465		$5,850		$(59)

Realized and unrealized gains (losses)		$2,362	$7,309		$6,115		$(45)
Increase (Decrease) in net assets from operations		$1,766	$7,202		$5,648		$(210)

		AN2	AN3		AN4		AN5
		Sub-Account	Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$		$1,056		$131	$
Mortality and expense risk charges		(25)	(1,268)		(273)		(170)
Distribution expense charges		(3)	(152)		(33)		(20)
Net investment income (loss)		$(28)	$(364)		$(175)		$(190)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$(9)	$3,203		$249		$(472)
Realized gain distributions			4,743		108
Net realized gains (losses)		$(9)	$7,946		$357		$(472)

Net unrealized appreciation (depreciation) on investments:
End of year		$287	$23,265		$5,899		$(94)
Beginning of year		152	17,557		1,757		43
Change in unrealized appreciation (depreciation)		$135	$5,708		$4,142		$(137)

Realized and unrealized gains (losses)		$126	$13,654		$4,499		$(609)
Increase (Decrease) in net assets from operations		$98	$13,290		$4,324		$(799)

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	FL1	FL2	FL3	FTG
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,311	$102	$566	$90
Mortality and expense risk charges	(1,471)	(294)	(5,328)	(195)
Distribution expense charges	(177)	(35)	(639)	(23)
Net investment income (loss)	$(337)	$(227)	$(5,401)	$(128)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$4,567	$849	$10,974	$229
Realized gain distributions	12,790	89		255
Net realized gains (losses)	$17,357	$938	$10,974	$484

Net unrealized appreciation (depreciation) on investments:
End of year	$9,197	$6,560	$61,561	$3,765
Beginning of year	14,158	3,365	50,377	635
Change in unrealized appreciation (depreciation)	$(4,961)	$3,195	$11,184	$3,130

Realized and unrealized gains (losses)	$12,396	$4,133	$22,158	$3,614
Increase (Decrease) in net assets from operations	$12,059	$3,906	$16,757	$3,486

	FTI	GS2	GS3	GS4
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$47	$1,909	$1,394	$5,457
Mortality and expense risk charges	(160)	(3,336)	(1,717)	(2,806)
Distribution expense charges	(19)	(400)	(206)	(337)
Net investment income (loss)	$(132)	$(1,827)	$(529)	$2,314

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,003	$3,560	$4,703	$3,587
Realized gain distributions		20,838		13,115
Net realized gains (losses)	$1,003	$24,398	$4,703	$16,702

Net unrealized appreciation (depreciation) on investments:
End of year	$2,375	$22,481	$32,459	$58,695
Beginning of year	516	15,641	21,831	34,899
Change in unrealized appreciation (depreciation)	$1,859	$6,840	$10,628	$23,796

Realized and unrealized gains (losses)	$2,862	$31,238	$15,331	$40,498
Increase (Decrease) in net assets from operations	$2,730	$29,411	$14,802	$42,812
See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	GS5	JP1	JP2		JP3
	Sub-Account	Sub-Account	Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$7,285	$280	$1,272	$
Mortality and expense risk charges	(5,538)	(429)	(1,518)		(1,729)
Distribution expense charges	(665)	(52)	(182)		(207)
Net investment income (loss)	$1,082	$(201)	$(428)		$(1,936)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$33,731	$120	$1,689		$2,403
Realized gain distributions					3,912
Net realized gains (losses)	$33,731	$120	$1,689		$6,315

Net unrealized appreciation (depreciation) on investments:
End of year	$154,691	$8,861	$40,366		$33,730
Beginning of year	104,925	3,030	19,477		20,459
Change in unrealized appreciation (depreciation)	$49,766	$5,831	$20,889		$13,271

Realized and unrealized gains (losses)	$83,497	$5,951	$22,578		$19,586
Increase (Decrease) in net assets from operations	$84,579	$5,750	$22,150		$17,650

	LA1	LA2	LA3		CAS
	Sub-Account	Sub-Account	Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$30,086	$2,377	$111		$140
Mortality and expense risk charges	(28,494)	(6,431)	(242)		(890)
Distribution expense charges	(3,419)	(772)	(29)		(107)
Net investment income (loss)	$(1,827)	$(4,826)	$(160)		$(857)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$43,849	$23,000	$82		$4,144
Realized gain distributions	80,623	37,037	3,266
Net realized gains (losses)	$124,472	$60,037	$3,348		$4,144

Net unrealized appreciation (depreciation) on investments:
End of year	$435,061	$62,047	$594		$4,660
Beginning of year	235,184	70,649	109		4,605
Change in unrealized appreciation (depreciation)	$199,877	$(8,602)	$485		$55

Realized and unrealized gains (losses)	$324,349	$51,435	$3,833		$4,199
Increase (Decrease) in net assets from operations	$322,522	$46,609	$3,673		$3,342

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

		EGS	GSS		HYS		M1A
		Sub-Account	Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$		$50,028		$86,733	$
Mortality and expense risk charges		(6,111)	(12,813)		(13,255)		(5,942)
Distribution expense charges		(733)	(1,538)		(1,591)		(713)
Net investment income (loss)		$(6,844)	$35,677		$71,887		$(6,655)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$16,863	$(43,487)		$3,557		$20,629
Realized gain distributions
Net realized gains (losses)		$16,863	$(43,487)		$3,557		$20,629

Net unrealized appreciation (depreciation) on investments:
End of year		$144,918	$(11,021)		$22,821		$83,111
Beginning of year		121,596	(42,845)		7,464		51,949
Change in unrealized appreciation (depreciation)		$23,322	$31,824		$15,357		$31,162

Realized and unrealized gains (losses)		$40,185	$(11,663)		$18,914		$51,791
Increase (Decrease) in net assets from operations		$33,341	$24,014		$90,801		$45,136

		M1B	MFC		MFD		MFE
		Sub-Account	Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$		$10,227	$			$1,949
Mortality and expense risk charges		(487)	(1,854)		(260)		(1,113)
Distribution expense charges		(58)	(222)		(31)		(134)
Net investment income (loss)		$(545)	$8,151		$(291)		$702

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$172	$44		$74		$3,445
Realized gain distributions
Net realized gains (losses)		$172	$44		$74		$3,445

Net unrealized appreciation (depreciation) on investments:
End of year		$7,149	$3,163		$4,081		$42,241
Beginning of year		4,712	437		2,938		21,869
Change in unrealized appreciation (depreciation)		$2,437	$2,726		$1,143		$20,372

Realized and unrealized gains (losses)		$2,609	$2,770		$1,217		$23,817
Increase (Decrease) in net assets from operations		$2,064	$10,921		$926		$24,519

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

		MFF	MFJ		MFK	MFL
		Sub-Account	Sub-Account		Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$		$63,212		$25,912	$355
Mortality and expense risk charges		(185)	(34,902)		(7,265)	(732)
Distribution expense charges		(22)	(4,188)		(872)	(88)
Net investment income (loss)		$(207)	$24,122		$17,775	$(465)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$148	$23,604		$(7,568)	$342
Realized gain distributions			96,243
Net realized gains (losses)		$148	$119,847		$(7,568)	$342

Net unrealized appreciation (depreciation) on investments:
End of year		$3,815	$212,238		$(32,532)	$18,021
Beginning of year		2,403	100,464		(31,916)	11,902
Change in unrealized appreciation (depreciation)		$1,412	$111,774		$(616)	$6,119

Realized and unrealized gains (losses)		$1,560	$231,621		$(8,184)	$6,461
Increase (Decrease) in net assets from operations		$1,353	$255,743		$9,591	$5,996

		MIS	MIT		NWD	TRS
		Sub-Account	Sub-Account		Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$206	$2,393	$		$148,091
Mortality and expense risk charges		(2,607)	(3,529)		(6,740)	(64,255)
Distribution expense charges		(313)	(424)		(809)	(7,711)
Net investment income (loss)		$(2,714)	$(1,560)		$(7,549)	$76,125

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$1,837	$8,045		$40,301	$106,815
Realized gain distributions						208,845
Net realized gains (losses)		$1,837	$8,045		$40,301	$315,660

Net unrealized appreciation (depreciation) on investments:
End of year		$35,761	$87,659		$133,000	$757,158
Beginning of year		22,561	64,111		102,757	631,759
Change in unrealized appreciation (depreciation)		$13,200	$23,548		$30,243	$125,399

Realized and unrealized gains (losses)		$15,037	$31,593		$70,544	$441,059
Increase (Decrease) in net assets from operations		$12,323	$30,033		$62,995	$517,184

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	UTS	OP1		OP2		OP3
	Sub-Account	Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$8,149	$46	$		$
Mortality and expense risk charges	(3,619)	(132)		(1,277)		(1,272)
Distribution expense charges	(434)	(16)		(153)		(153)
Net investment income (loss)	$4,096	$(102)		$(1,430)		$(1,425)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$18,270	$(29)		$3,262		$4,618
Realized gain distributions		597		14,842		5,636
Net realized gains (losses)	$18,270	$568		$18,104		$10,254

Net unrealized appreciation (depreciation) on investments:
End of year	$156,633	$3,527		$9,315		$18,454
Beginning of year	98,475	2,631		14,745		6,808
Change in unrealized appreciation (depreciation)	$58,158	$896		$(5,430)		$11,646

Realized and unrealized gains (losses)	$76,428	$1,464		$12,674		$21,900
Increase (Decrease) in net assets from operations	$80,524	$1,362		$11,244		$20,475

	OP4	PHY		PMB		PRR
	Sub-Account	Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$22	$37,031		$23,905		$163
Mortality and expense risk charges	(18)	(7,503)		(6,232)		(61)
Distribution expense charges	(2)	(900)		(748)		(7)
Net investment income (loss)	$2	$28,628		$16,925		$95

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(95)	$2,654		$2,982		$(467)
Realized gain distributions	133			6,458
Net realized gains (losses)	$38	$2,654		$9,440		$(467)

Net unrealized appreciation (depreciation) on investments:
End of year	$561	$13,313		$22,173	$
Beginning of year	520	6,132		14,926		(167)
Change in unrealized appreciation (depreciation)	$41	$7,181		$7,247		$167

Realized and unrealized gains (losses)	$79	$9,835		$16,687		$(300)
Increase (Decrease) in net assets from operations	$81	$38,463		$33,612		$(205)

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

	PTR		RX2		SC1		SC2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$24,326	$			$49,836		$61,838
Mortality and expense risk charges	(7,699)		(45)		(13,999)		(15,165)
Distribution expense charges	(924)		(5)		(1,680)		(1,820)
Net investment income (loss)	$15,703		$(50)		$34,157		$44,853

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(1,197)		$5	$			$1,265
Realized gain distributions	3,080						13,947
Net realized gains (losses)	$1,883		$5	$			$15,212

Net unrealized appreciation (depreciation) on investments:
End of year	$(13,877)		$484	$			$(27,646)
Beginning of year	(8,787)		315				(14,325)
Change in unrealized appreciation (depreciation)	$(5,090)		$169	$			$(13,321)

Realized and unrealized gains (losses)	$(3,207)		$174	$			$1,891
Increase (Decrease) in net assets from operations	$12,496		$124		$34,157		$46,744

	SC3		SC5		SC7		SCB
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$34,524	$			$77	$
Mortality and expense risk charges	(25,800)		(14,403)		(150)		(12,933)
Distribution expense charges	(3,096)		(1,728)		(18)		(1,552)
Net investment income (loss)	$5,628		$(16,131)		$(91)		$(14,485)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$131,225		$30,267		$65		$44,658
Realized gain distributions	93,464		193,616				40,136
Net realized gains (losses)	$224,689		$223,883		$65		$84,794

Net unrealized appreciation (depreciation) on investments:
End of year	$849,568		$166,332		$3,404		$114,497
Beginning of year	441,431		269,505		2,085		75,463
Change in unrealized appreciation (depreciation)	$408,137		$(103,173)		$1,319		$39,034

Realized and unrealized gains (losses)	$632,826		$120,710		$1,384		$123,828
Increase (Decrease) in net assets from operations	$638,454		$104,579		$1,293		$109,343

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2006 - continued

SCM
Sub-Account
Income and Expenses:
Dividend income	$137
Mortality and expense risk charges	(136)
Distribution expense charges	(16)
Net investment income (loss)	$(15)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$115
Realized gain distributions	30
Net realized gains (losses)	$145

Net unrealized appreciation (depreciation) on investments:
End of year	$1,056
Beginning of year	(469)
Change in unrealized appreciation (depreciation)	$1,525

Realized and unrealized gains (losses)	$1,670
Increase (Decrease) in net assets from operations	$1,655

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

	AI1		AI2				AI3		AI4		AI5
	Sub-Account		Sub-Account				Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
	2006	2005	2006		2005		2006	2005	2006	2005	2006 (#)		2005
Operations:
Net investment income (loss)	$(4,102)	$(2,525)		$(856)		$(2,419)	$(865)	$(202)	$(1,218)	$(4,132)		$67	$(71)
Net realized gains (losses)	7,628	(237)		52,636		(195)	2,489	5,617	63,696	35,338		2,049	(16)
Net unrealized gains (losses)	2,332	16,262		(39,727)		12,765	13,201	(2,678)	103,579	57,371		(1,546)	543
Increase (Decrease) in net assets from
operations	$5,858	$13,500		$12,053		$10,151	$14,825	$2,737	$166,057	$88,577		$570	$456

Participant Transactions:
Accumulation Activity:
Purchase payments received	$360	$1,030		$1	$		$240	$480	$7,904	$2,988		$120	$1
Net transfers between Sub-Accounts and
Fixed Account	179,876	(10,350)		(184,782)		(900)	17,369	(30,092)	121,192	(37,234)		(12,201)
Withdrawals, surrenders, annuitizations and
contract charges	(38,539)	(3,949)		(7,028)		(3,600)	(9,960)	(4,270)	(36,982)	(20,261)		(55)	(13)
Net accumulation activity	$141,697	$(13,269)		$(191,809)		$(4,500)	$7,649	$(33,882)	$92,114	$(54,507)		$(12,136)	$(12)

Annuitization Activity:
Annuitizations	$	$	$		$		$	$	$	$	$		$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$	$	$		$		$	$	$	$	$		$
Increase (Decrease) in net assets from participant transactions	$141,697	$(13,269)		$(191,809)		$(4,500)	$7,649	$(33,882)	$92,114	$(54,507)		$(12,136)	$(12)

Increase (Decrease) in net assets	$147,555	$231		$(179,756)		$5,651	$22,474	$(31,145)	$258,171	$34,070		$(11,566)	$444

Net Assets:
Beginning of year	$197,939	$197,708		$179,756		$174,105	$93,690	$124,835	$601,112	$567,042		$11,566	$11,122
End of year	$345,494	$197,939	$			$179,756	$116,164	$93,690	$859,283	$601,112	$		$11,566

Unit Transactions:
Beginning of year	27,985	30,015		34,001		34,945	12,831	17,757	65,192	72,611		1,143	1,144
Purchased	50	159					32	68	694	376
Transferred between Sub-Accounts and Fixed
Accumulation Account	22,745	(1,586)		(32,645)		(155)	1,337	(4,371)	11,860	(5,405)		(1,143)
Withdrawn, Surrendered and Annuitized	(5,352)	(603)		(1,356)		(789)	(1,260)	(623)	(3,814)	(2,390)			(1)
End of year	45,428	27,985				34,001	12,940	12,831	73,932	65,192			1,143

(#) Fund closed during the year.

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	IV1				IV2			SGI		AL1		AL2
	Sub-Account				Sub-Account			Sub-Account		Sub-Account		Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		December 31,		December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
	2006		2005		2006	2005		2006	2005	2006	2005	2006		2005
Operations:
Net investment income (loss)		$(40)		$(24)	$(560)		$(501)	$46,988	$5,062	$(596)	$(522)		$(107)		$(289)
Net realized gains (losses)		15		1	369		311	289,761	105,420	(4)	(237)		(156)		(92)
Net unrealized gains (losses)		252		165	4,425		1,389	(160,669)	21,252	2,366	5,366		7,465		2,293
Increase (Decrease) in net assets from
operations		$227		$142	$4,234		$1,199	$176,080	$131,734	$1,766	$4,607		$7,202		$1,912

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$1	$		$16,073	$30,302	$(1)	$1	$		$
Net transfers between Sub-Accounts and
Fixed Account		1,275			(149)		(199)	49,496	35,339	(393)
Withdrawals, surrenders, annuitizations and
contract charges		(3)		(3)	(28)		(32)	(74,341)	(38,414)	(527)	(1,793)		(4,629)		(484)
Net accumulation activity		$1,272		$(3)	$(176)		$(231)	$(8,772)	$27,227	$(921)	$(1,792)		$(4,629)		$(484)

Annuitization Activity:
Annuitizations	$		$		$	$		$3,032	$	$	$	$		$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves								(2)
Net annuitization activity	$		$		$	$		$3,030	$	$	$	$		$
Increase (Decrease) in net assets from participant transactions		$1,272		$(3)	$(176)		$(231)	$(5,742)	$27,227	$(921)	$(1,792)		$(4,629)		$(484)

Increase (Decrease) in net assets		$1,499		$139	$4,058		$968	$170,338	$158,961	$845	$2,815		$2,573		$1,428

Net Assets:
Beginning of year		$1,565		$1,426	$34,150		$33,182	$788,644	$629,683	$48,198	$45,383		$97,097		$95,669
End of year		$3,064		$1,565	$38,208		$34,150	$958,982	$788,644	$49,043	$48,198		$99,670		$97,097

Unit Transactions:
Beginning of year		128		128	2,902		2,921	31,748	30,308	6,664	6,941		12,714		12,780
Purchased								605	1,409
Transferred between Sub-Accounts and Fixed
Accumulation Account		91			(10)		(16)	1,541	1,771	(58)
Withdrawn, Surrendered and Annuitized					(2)		(3)	(2,659)	(1,740)	(73)	(277)		(608)		(66)
End of year		219		128	2,890		2,902	31,235	31,748	6,533	6,664		12,106		12,714

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	AL3				AN1			AN2				AN3		AN4
	Sub-Account				Sub-Account			Sub-Account				Sub-Account		Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		December 31,		December 31,	December 31,		December 31,		December 31,		December 31,	December 31,	December 31,		December 31,
	2006		2005		2006	2005		2006		2005		2006	2005	2006		2005
Operations:
Net investment income (loss)		$(467)		$(390)	$(165)		$(171)		$(28)		$(139)	$(364)	$(199)		$(175)		$(121)
Net realized gains (losses)		265		184	14		2,125		(9)		738	7,946	1,864		357		3,531
Net unrealized gains (losses)		5,850		4,256	(59)		(1,078)		135		(1,947)	5,708	876		4,142		(2,095)
Increase (Decrease) in net assets from
operations		$5,648		$4,050	$(210)		$876		$98		$(1,348)	$13,290	$2,541		$4,324		$1,315

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$(1)	$		$		$		$1,360	$1,189	$		$
Net transfers between Sub-Accounts and
Fixed Account							(11,941)				(3,372)	478	6,595		16,441		(2,249)
Withdrawals, surrenders, annuitizations and
contract charges		(390)		(1,521)	(11)		(10)		(5)		(14,240)	(48)	(3,347)		(425)		(3,673)
Net accumulation activity		$(390)		$(1,521)	$(12)		$(11,951)		$(5)		$(17,612)	$1,790	$4,437		$16,016		$(5,922)

Annuitization Activity:
Annuitizations	$		$		$	$		$		$		$	$	$		$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$		$		$	$		$		$		$	$	$		$
Increase (Decrease) in net assets from participant transactions		$(390)		$(1,521)	$(12)		$(11,951)		$(5)		$(17,612)	$1,790	$4,437		$16,016		$(5,922)

Increase (Decrease) in net assets		$5,258		$2,529	$(222)		$(11,075)		$93		$(18,960)	$15,080	$6,978		$20,340		$(4,607)

Net Assets:
Beginning of year		$30,949		$28,420	$11,720		$22,795		$1,717		$20,677	$85,507	$78,529		$8,773		$13,380
End of year		$36,207		$30,949	$11,498		$11,720		$1,810		$1,717	$100,587	$85,507		$29,113		$8,773

Unit Transactions:
Beginning of year		4,219		4,467	1,039		2,283		177		2,172	7,113	6,728		446		805
Purchased												110	103
Transferred between Sub-Accounts and Fixed
Accumulation Account							(1,243)				(379)	45	565		755		(156)
Withdrawn, Surrendered and Annuitized		(48)		(248)	(1)		(1)				(1,616)	(4)	(283)		(19)		(203)
End of year		4,171		4,219	1,038		1,039		177		177	7,264	7,113		1,182		446
See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	AN5 Sub-Account				FL1 Sub-Account			FL2 Sub-Account				FL3 Sub-Account		FTG Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		December 31,		December 31,	December 31,		December 31,		December 31,		December 31,	December 31,	December 31,		December 31,
	2006		2005		2006	2005		2006		2005		2006	2005	2006		2005
Operations:
Net investment income (loss)		$(190)		$(17)	$(337)		$(945)		$(227)		$(76)	$(5,401)	$(4,229)		$(128)		$(7)
Net realized gains (losses)		(472)		2,641	17,357		2,846		938		76	10,974	5,766		484		28
Net unrealized gains (losses)		(137)		(2,851)	(4,961)		7,556		3,195		1,467	11,184	12,175		3,130		383
Increase (Decrease) in net assets from
operations		$(799)		$(227)	$12,059		$9,457		$3,906		$1,467	$16,757	$13,712		$3,486		$404

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$1	$		$		$		$7,652	$14,707	$		$
Net transfers between Sub-Accounts and
Fixed Account		9,496		(3,465)	79,429		37,743		18,098		6,066	76,770	18,269		22,739		4,696
Withdrawals, surrenders, annuitizations and
contract charges		(249)		(39)	(3,549)		(7,961)		(1,442)		(31)	(31,350)	(7,742)		(826)		(98)
Net accumulation activity		$9,247		$(3,504)	$75,881		$29,782		$16,656		$6,035	$53,072	$25,234		$21,913		$4,598

Annuitization Activity:
Annuitizations	$		$		$	$		$		$		$1,389	$	$		$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves												(1)
Net annuitization activity	$		$		$	$		$		$		$1,388	$	$		$
Increase (Decrease) in net assets from participant transactions		$9,247		$(3,504)	$75,881		$29,782		$16,656		$6,035	$54,460	$25,234		$21,913		$4,598

Increase (Decrease) in net assets		$8,448		$(3,731)	$87,940		$39,239		$20,562		$7,502	$71,217	$38,946		$25,399		$5,002

Net Assets:
Beginning of year		$3,148		$6,879	$79,333		$40,094		$13,892		$6,390	$343,218	$304,272		$6,520		$1,518
End of year		$11,596		$3,148	$167,273		$79,333		$34,454		$13,892	$414,435	$343,218		$31,919		$6,520

Unit Transactions:
Beginning of year		249		561	5,271		3,060		903		488	33,806	31,124		387		98
Purchased												739	1,558
Transferred between Sub-Accounts and Fixed
Accumulation Account		613		(309)	5,075		2,794		1,114		417	7,227	1,930		1,231		295
Withdrawn, Surrendered and Annuitized		(19)		(3)	(223)		(583)		(89)		(2)	(3,019)	(806)		(44)		(6)
End of year		843		249	10,123		5,271		1,928		903	38,753	33,806		1,574		387

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	FT1				GS2		GS3		GS4				GS52
	Sub-Account				Sub-Account		Sub-Account		Sub-Account				Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,		December 31,		December 31,	December 31,
	2006		2005		2006	2005	2006	2005	2006		2005		2006	2005
Operations:
Net investment income (loss)		$(132)		$(13)	$(1,827)	$(2,989)	$(529)	$(651)		$2,314		$520	$1,082	$(3,762)
Net realized gains (losses)		1,003		121	24,398	42,184	4,703	332		16,702		1,561	33,731	11,538
Net unrealized gains (losses)		1,859		496	6,840	(26,838)	10,628	7,327		23,796		2,542	49,766	36,709
Increase (Decrease) in net assets from
operations		$2,730		$604	$29,411	$12,357	$14,802	$7,008		$42,812		$4,623	$84,579	$44,485

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$400	$15,713	$1,500	$201	$		$		$17,637	$3,069
Net transfers between Sub-Accounts and
Fixed Account		13,262		6,800	41,346	(824)	9,839	20,130		119,237		(452)	1	31,909
Withdrawals, surrenders, annuitizations and
contract charges		(453)		(3,279)	(10,315)	(64,268)	(18,443)	(3,497)		(840)		(2,288)	(21,916)	(11,908)
Net accumulation activity		$12,809		$3,521	$31,431	$(49,379)	$(7,104)	$16,834		$118,397		$(2,740)	$(4,278)	$23,070

Annuitization Activity:
Annuitizations	$		$		$	$	$	$	$		$		$	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$		$		$	$	$	$	$		$		$	$
Increase (Decrease) in net assets from participant transactions		$12,809		$3,521	$31,431	$(49,379)	$(7,104)	$16,834		$118,397		$(2,740)	$(4,278)	$23,070

Increase (Decrease) in net assets		$15,539		$4,125	$60,842	$(37,022)	$7,698	$23,842		$161,209		$1,883	$80,301	$67,555

Net Assets:
Beginning of year		$8,944		$4,819	$236,036	$273,058	$127,353	$103,511		$192,468		$190,585	$400,105	$332,550
End of year		$24,483		$8,944	$296,878	$236,036	$135,051	$127,353		$353,677		$192,468	$480,406	$400,105

Unit Transactions:
Beginning of year		520		304	15,765	19,077	13,811	11,786		17,688		17,952	44,881	41,831
Purchased					24	1,021	156						1,856	381
Transferred between Sub-Accounts and Fixed
Accumulation Account		688		416	2,762	(55)	1,031	2,443		9,260		(43)	251	4,156
Withdrawn, Surrendered and Annuitized		(22)		(200)	(643)	(4,278)	(1,844)	(418)		(74)		(221)	(2,239)	(1,487)
End of year		1,186		520	17,908	15,765	13,154	13,811		26,874		17,688	44,749	44,881

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	JP1			JP2		JP3			LA1		LA2
	Sub-Account			Sub-Account		Sub-Account			Sub-Account		Sub-Account
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,
	2006		2005	2006	2005	2006		2005	2006	2005	2006	2005
Operations:
Net investment income (loss)		$(201)	$(11)	$(428)	$(445)		$(1,936)	$(2,454)	$(1,827)	$(8,296)	$(4,826)	$(4,240)
Net realized gains (losses)		120	345)	1,689	1,119		6,315	42,842	124,472	155,542	60,037	32,929
Net unrealized gains (losses)		5,831	(393)	20,889	8,294		13,271	(38,740)	199,877	(110,074)	(8,602)	(2,388)
Increase (Decrease) in net assets from
operations		$5,750	$(59)	$22,150	$8,968		$17,650	$1,648	$322,522	$37,172	$46,609	$26,301

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$119	$1,125	$2,301	$		$983	$22,905	$62,613	$9,510	$19,943
Net transfers between Sub-Accounts and
Fixed Account		21,236		18,840	28,898		2,171	(74,697)	287,172	190,281	50,647	52,609
Withdrawals, surrenders, annuitizations and
contract charges		(164)	(3,046)	(1,127)	(1,359)		(7,123)	(8,038)	(124,750)	(155,756)	(32,070)	(11,421)
Net accumulation activity		$21,072	$(2,927)	$18,838	$29,840		$(4,952)	$(81,752)	$185,327	$97,138	$28,087	$61,131

Annuitization Activity:
Annuitizations	$		$	$	$	$		$	$1,409	$	$1,054	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves									(1)		(1)
Net annuitization activity	$		$	$	$	$		$	$1,408	$	$1,053	$
Increase (Decrease) in net assets from participant transactions		$21,072	$(2,927)	$18,838	$29,840		$(4,952)	$(81,752)	$186,735	$97,138	$29,140	$61,131

Increase (Decrease) in net assets		$26,822	$(2,986)	$40,988	$38,808		$12,698	$(80,104)	$509,257	$134,310	$75,749	$87,432

Net Assets:
Beginning of year		$18,850	$21,836	$97,774	$58,966		$131,853	$211,957	$2,027,490	$1,893,180	$417,359	$329,927
End of year		$45,672	$18,850	$138,762	$97,774		$144,551	$131,853	$2,536,747	$2,027,490	$493,108	$417,359

Unit Transactions:
Beginning of year		2,384	2,760	10,328	6,810		11,584	18,992	162,783	154,674	28,645	24,125
Purchased			16	101	94			97	1,731	4,983	637	1,486
Transferred between Sub-Accounts and Fixed
Accumulation Account		2,655		1,856	3,575		178	(6,790)	20,984	15,896	3,423	3,863
Withdrawn, Surrendered and Annuitized		(18)	(392)	(104)	(151)		(565)	(715)	(9,333)	(12,770)	(2,158)	(829)
End of year		5,021	2,384	12,181	10,328		11,197	11,584	176,165	162,783	30,547	28,645

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	LA3				CAS		EGS		GSS		HYS
	Sub-Account				Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006		2005		2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)		$(160)		$(19)	$(857)	$(721)	$(6,844)	$(6,219)	$35,677	$30,716	$71,887	$72,199
Net realized gains (losses)		3,348		3,914	4,144	(500)	16,863	7,826	(43,487)	(9,233)	3,557	4,093
Net unrealized gains (losses)		485		(3,608)	55	830	23,322	32,110	31,824	(12,379)	15,357	(68,804)
Increase (Decrease) in net assets from
operations		$3,673		$287	$3,342	$(391)	$33,341	$33,717	$24,014	$9,104	$90,801	$7,488

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$599	$1,841	$4,622	$2,816	$3,905	$28,398	$8,560	$4,559
Net transfers between Sub-Accounts and
Fixed Account		22,972		(6,029)	(725)		40,808	(10,130)	(180,633)	114,874	38,283	77,100
Withdrawals, surrenders, annuitizations and
contract charges		(736)		(61)	(25,714)	(1,445)	(17,687)	(22,613)	(42,422)	(99,790)	(55,681)	(46,058)
Net accumulation activity		$22,236		$(6,090)	$(25,840)	$396	$27,743	$(29,927)	$(219,150)	$43,482	$(8,838)	$35,601

Annuitization Activity:
Annuitizations	$		$		$	$	$	$	$	$	$	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$		$		$	$	$	$	$	$	$	$
Increase (Decrease) in net assets from participant transactions		$22,236		$(6,090)	$(25,840)	$396	$27,743	$(29,927)	$(219,150)	$43,482	$(8,838)	$35,601

Increase (Decrease) in net assets		$25,909		$(5,803)	$(22,498)	$5	$61,084	$3,790	$(195,136)	$52,586	$81,963	$43,089

Net Assets:
Beginning of year		$3,401		$9,204	$90,076	$90,071	$467,198	$463,408	$1,033,743	$981,157	$1,041,330	$998,241
End of year		$29,310		$3,401	$67,578	$90,076	$528,282	$467,198	$838,607	$1,033,743	$1,123,293	$1,041,330

Unit Transactions:
Beginning of year		190		643	15,347	15,273	87,120	93,011	79,554	76,182	85,359	82,471
Purchased					96	319	840	576	302	2,195	668	374
Transferred between Sub-Accounts and Fixed
Accumulation Account		1,137		(449)	(127)		7,742	(1,945)	(13,493)	8,890	2,958	6,333
Withdrawn, Surrendered and Annuitized		(36)		(4)	(4,339)	(245)	(3,234)	(4,522)	(3,250)	(7,713)	(4,411)	(3,819)
End of year		1,291		190	10,977	15,347	92,468	87,120	63,113	79,554	84,574	85,359

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	M1A		M1B				MFC				MFD		MFE
	Sub-Account		Sub-Account				Sub-Account				Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,		December 31,		December 31,		December 31,	December 31,	December 31,	December 31,
	2006	2005	2006		2005		2006		2005		2006	2005	2006	2005
Operations:
Net investment income (loss)	$(6,655)	$(5,372)		$(545)		$(419)		$8,151		$8,731	$(291)	$(214)	$702		$(395)
Net realized gains (losses)	20,629	15,078		172		2,889		44		1,533	74	68	3,445		1,896
Net unrealized gains (losses)	31,162	3,459		2,437		(1,846)		2,726		(9,778)	1,143	(5)	20,372		6,591
Increase (Decrease) in net assets from
operations	$45,136	$13,165		$2,064		$624		$10,921		$486	$926	$(151)	$24,519		$8,092

Participant Transactions:
Accumulation Activity:
Purchase payments received	$8,628	$13,750	$		$		$		$		$1	$1	$2,060	$
Net transfers between Sub-Accounts and
Fixed Account	106,750	22,807		504		2,876		14,172		2,853	285	117	44,383		677
Withdrawals, surrenders, annuitizations and
contract charges	(35,316)	(23,153)		(34)		(8,605)		(948)		(25,468)	(22)	(24)	(1,976)		(860)
Net accumulation activity	$80,062	$13,404		$470		$(5,729)		$13,224		$(22,615)	$264	$94	$44,467		$(183)

Annuitization Activity:
Annuitizations	$1,568	$	$		$		$		$		$	$	$	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1)
Net annuitization activity	$1,567	$	$		$		$		$		$	$	$	$
Increase (Decrease) in net assets from participant transactions	$81,629	$13,404		$470		$(5,729)		$13,224		$(22,615)	$264	$94	$44,467		$(183)

Increase (Decrease) in net assets	$126,765	$26,569		$2,534		$(5,105)		$24,145		$(22,129)	$1,190	$(57)	$68,986		$7,909

Net Assets:
Beginning of year	$355,414	$328,845		$34,827		$39,932		$124,397		$146,526	$19,808	$19,865	$59,185		$51,276
End of year	$482,179	$355,414		$37,361		$34,827		$148,542		$124,397	$20,998	$19,808	$128,171		$59,185

Unit Transactions:
Beginning of year	33,651	32,168		3,378		3,970		9,531		11,264	1,916	1,906	3,478		3,471
Purchased	761	1,424											100
Transferred between Sub-Accounts and Fixed
Accumulation Account	9,621	2,441		51		278		1,040		222	28	12	2,310		61
Withdrawn, Surrendered and Annuitized	(3,125)	(2,382)		(3)		(870)		(69)		(1,955)	(2)	(2)	(99)		(54)
End of year	40,908	33,651		3,426		3,378		10,502		9,531	1,942	1,916	5,789		3,478

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MFF				MFJ		MFK		MFL		MIS
	Sub-Account				Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006		2005		2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)		$(207)		$(155)	$24,122	$17,842	$17,775	$16,391	$(465)	$(352)	$(2,714)	$(2,052)
Net realized gains (losses)		148		23	119,847	67,551	(7,568)	(1,551)	342	2,082	1,837	(725)
Net unrealized gains (losses)		1,412		814	111,774	(55,297)	(616)	(12,285)	6,119	1,244	13,200	9,686
Increase (Decrease) in net assets from
operations		$1,353		$682	$255,743	$30,096	$9,591	$2,555	$5,996	$2,974	$12,323	$6,909

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$36,485	$14,723	$13,125	$50	$1,411	$1,240	$500	$1,258
Net transfers between Sub-Accounts and
Fixed Account		7,469			411,309	620,568	(17,888)	1,634	(49)	2,426	(8,715)	4,141
Withdrawals, surrenders, annuitizations and
contract charges		(331)		(2)	(71,671)	(63,321)	(21,195)	(23,412)	(77)	(6,553)	(60,394)	(10,084)
Net accumulation activity		$7,138		$(2)	$376,123	$571,970	$(25,958)	$(21,728)	$1,285	$(2,887)	$(68,609)	$(4,685)

Annuitization Activity:
Annuitizations	$		$		$	$	$	$	$	$	$	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$		$		$	$	$	$	$	$	$	$
Increase (Decrease) in net assets from participant transactions		$7,138		$(2)	$376,123	$571,970	$(25,958)	$(21,728)	$1,285	$(2,887)	$(68,609)	$(4,685)

Increase (Decrease) in net assets		$8,491		$680	$631,866	$602,066	$(16,367)	$(19,173)	$7,281	$87	$(56,286)	$2,224

Net Assets:
Beginning of year		$10,334		$9,654	$2,181,173	$1,579,107	$552,131	$571,304	$52,050	$51,963	$242,083	$239,859
End of year		$18,825		$10,334	$2,813,039	$2,181,173	$535,764	$552,131	$59,331	$52,050	$185,797	$242,083

Unit Transactions:
Beginning of year		914		914	181,277	132,850	50,531	52,536	4,537	4,795	37,586	38,334
Purchased					2,936	1,253	1,225	5	119	116	79	209
Transferred between Sub-Accounts and Fixed
Accumulation Account		679			33,695	52,521	(1,698)	149	(3)	227	(1,403)	669
Withdrawn, Surrendered and Annuitized		(28)			(5,766)	(5,347)	(1,966)	(2,159)	(6)	(601)	(9,094)	(1,626)
End of year		1,565		914	212,142	181,277	48,092	50,531	4,647	4,537	27,168	37,586
See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MIT		NWD		TRS		UTS			OP1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account			Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006		2005	2006	2005
Operations:
Net investment income (loss)	$(1,560)	$(1,249)	$(7,549)	$(6,984)	$76,125	$65,968		$4,096	$(1,056)	$(102)		$(96)
Net realized gains (losses)	8,045	2,020	40,301	6,393	315,660	186,638		18,270	19,652	568		(45)
Net unrealized gains (losses)	23,548	16,406	30,243	20,956	125,399	(164,422)		58,158	21,806	896		652
Increase (Decrease) in net assets from
operations	$30,033	$17,177	$62,995	$20,365	$517,184	$88,184		$80,524	$40,402	$1,362		$511

Participant Transactions:
Accumulation Activity:
Purchase payments received	$982	$1,560	$5,334	$3,448	$26,183	$73,819	$		$16,707	$(2)	$
Net transfers between Sub-Accounts and
Fixed Account	(17,306)	4,781	14,939	11,345	(315,279)	93,152		123,410	785
Withdrawals, surrenders, annuitizations and
contract charges	(18,767)	(8,538)	(60,779)	(13,460)	(288,344)	(287,257)		(43,761)	(58,978)	(13)		(12)
Net accumulation activity	$(35,091)	$(2,197)	$(40,506)	$1,333	$(577,440)	$(120,286)		$79,649	$(41,486)	$(15)		$(12)

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$		$	$	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$	$	$	$	$	$	$		$	$	$
Increase (Decrease) in net assets from participant transactions	$(35,091)	$(2,197)	$(40,506)	$1,333	$(577,440)	$(120,286)		$79,649	$(41,486)	$(15)		$(12)

Increase (Decrease) in net assets	$(5,058)	$14,980	$22,489	$21,698	$(60,256)	$(32,102)		$160,173	$(1,084)	$1,347		$499

Net Assets:
Beginning of year	$290,876	$275,896	$535,922	$514,224	$5,338,546	$5,370,648		$265,059	$266,143	$10,049		$9,550
End of year	$285,818	$290,876	$558,411	$535,922	$5,278,290	$5,338,546		$425,232	$265,059	$11,396		$10,049

Unit Transactions:
Beginning of year	31,776	32,016	62,328	62,052	393,552	402,268		23,312	27,074	854		855
Purchased	105	178	577	431	1,855	5,514			1,478
Transferred between Sub-Accounts and Fixed
Accumulation Account	(1,901)	566	1,914	1,529	(23,104)	7,104		8,694	74
Withdrawn, Surrendered and Annuitized	(2,039)	(984)	(6,632)	(1,684)	(20,726)	(21,334)		(3,340)	(5,314)	(1)		(1)
End of year	27,941	31,776	58,187	62,328	351,577	393,552		28,666	23,312	853		854

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	OP2				OP3			OP4		PHY		PMB
	Sub-Account				Sub-Account			Sub-Account		Sub-Account		Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006		2005		2006	2005		2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)		$(1,430)		$(1,322)	$(1,425)		$(1,246)	$2	$(4)	$28,628	$22,485	$16,925	$12,760
Net realized gains (losses)		18,104		3,925	10,254		12,241	38	(48)	2,654	832	9,440	9,403
Net unrealized gains (losses)		(5,430)		10,566	11,646		(12,290)	41	88	7,181	(12,224)	7,247	10,149
Increase (Decrease) in net assets from
operations		$11,244		$13,169	$20,475		$(1,295)	$81	$36	$38,463	$11,093	$33,612	$32,312

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$(1)	$		$3	$3	$8,380	$20,945	$6,975	$17,454
Net transfers between Sub-Accounts and
Fixed Account										94,298	62,491	71,421	59,755
Withdrawals, surrenders, annuitizations and
contract charges		(24,297)		(3,260)	(21,843)		(45)	(6)	(5)	(46,461)	(13,343)	(38,184)	(10,295)
Net accumulation activity		$(24,297)		$(3,260)	$(21,844)		$(45)	$(3)	$(2)	$56,217	$70,093	$40,212	$66,914

Annuitization Activity:
Annuitizations	$		$		$	$		$	$	$1,952	$	$1,592	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves										(1)		(1)
Net annuitization activity	$		$		$	$		$	$	$1,951	$	$1,591	$
Increase (Decrease) in net assets from participant transactions		$(24,297)		$(3,260)	$(21,844)		$(45)	$(3)	$(2)	$58,168	$70,093	$41,803	$66,914

Increase (Decrease) in net assets		$(13,053)		$9,909	$(1,369)		$(1,340)	$78	$34	$96,631	$81,186	$75,415	$99,226

Net Assets:
Beginning of year		$104,240		$94,331	$94,686		$96,026	$1,263	$1,229	$490,892	$409,706	$413,106	$313,880
End of year		$91,187		$104,240	$93,317		$94,686	$1,341	$1,263	$587,523	$490,892	$488,521	$413,106

Unit Transactions:
Beginning of year		5,589		5,796	5,258		5,261	117	117	33,908	29,006	22,789	18,883
Purchased										567	1,476	382	1,037
Transferred between Sub-Accounts and Fixed
Accumulation Account										6,301	4,366	3,882	3,470
Withdrawn, Surrendered and Annuitized		(1,204)		(207)	(1,023)		(3)			(3,132)	(940)	(2,092)	(601)
End of year		4,385		5,589	4,235		5,258	117	117	37,644	33,908	24,961	22,789

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	PRR				PTR		RX2				SC1		SC2
	Sub-Account				Sub-Account		Sub-Account				Sub-Account		Sub-Account
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,		December 31,		December 31,	December 31,	December 31,	December 31,
	2006		2005		2006	2005	2006		2005		2006	2005	2006	2005
Operations:
Net investment income (loss)		$95		$120	$15,703	$8,569		$(50)		$(162)	$34,157	$15,854	$44,853	$38,694
Net realized gains (losses)		(467)		105	1,883	8,879		5		524			15,212	16,409
Net unrealized gains (losses)		167		(187)	(5,090)	(13,515)		169		(1,811)			(13,321)	(48,671)
Increase (Decrease) in net assets from
operations		$(205)		$38	$12,496	$3,933		$124		$(1,449)	$34,157	$15,854	$46,744	$6,432

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$10,288	$26,180	$		$		$64,332	$61,938	$9,369	$7,383
Net transfers between Sub-Accounts and
Fixed Account		(10,133)			116,144	81,904					(145,405)	(117,823)	(127,165)	141,598
Withdrawals, surrenders, annuitizations and
contract charges				1	(47,623)	(13,929)		(8)		(14,801)	(64,662)	(112,634)	(52,163)	(58,988)
Net accumulation activity		$(10,133)		$1	$78,809	$94,155		$(8)		$(14,801)	$(145,735)	$(168,519)	$(169,959)	$89,993

Annuitization Activity:
Annuitizations	$		$		$1,761	$	$		$		$	$	$	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves					(1)
Net annuitization activity	$		$		$1,760	$	$		$		$	$	$	$
Increase (Decrease) in net assets from participant transactions		$(10,133)		$1	$80,569	$94,155		$(8)		$(14,801)	$(145,735)	$(168,519)	$(169,959)	$89,993

Increase (Decrease) in net assets		$(10,338)		$39	$93,065	$98,088		$116		$(16,250)	$(111,578)	$(152,665)	$(123,215)	$96,425

Net Assets:
Beginning of year		$10,338		$10,299	$506,470	$408,382		$3,141		$19,391	$1,117,798	$1,270,463	$1,215,793	$1,119,368
End of year	$			$10,338	$599,535	$506,470		$3,257		$3,141	$1,006,220	$1,117,798	$1,092,578	$1,215,793

Unit Transactions:
Beginning of year		890		890	46,160	37,549		299		1,830	107,610	123,996	91,432	84,702
Purchased					938	2,397					6,302	6,157	776	546
Transferred between Sub-Accounts and Fixed
Accumulation Account		(890)			10,502	7,483					(13,386)	(11,512)	(8,892)	10,589
Withdrawn, Surrendered and Annuitized					(4,346)	(1,269)		(1)		(1,531)	(6,112)	(11,031)	(3,930)	(4,405)
End of year				890	53,254	46,160		298		299	94,414	107,610	79,386	91,432

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SC3		SC5		SC7				SCB		SCM
	Sub-Account		Sub-Account		Sub-Account				Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,		December 31,	December 31,	December 31,		December 31,
	2006	2005	2006	2005	2006		2005		2006	2005	2006		2005
Operations:
Net investment income (loss)	$5,628	$3,623	$(16,131	$(13,440)		$(91)		$(98)	$(14,485)	$(11,913)		$(15)		$(127)
Net realized gains (losses)	224,689	246,435	223,883	129,950		65		3,069	84,794	125,062		145		1,436
Net unrealized gains (losses)	408,137	(116,087)	(103,173)	25,380		1,319		(2,231)	39,034	(84,037)		1,525		(1,518)
Increase (Decrease) in net assets from
operations	$638,454	$133,971	$104,579	$141,890		$1,293		$740	$109,343	$29,112		$1,655		$(209)

Participant Transactions:
Accumulation Activity:
Purchase payments received	$19,161	$34,807	$12,060	$22,481	$		$		$16,774	$22,715	$		$
Net transfers between Sub-Accounts and
Fixed Account	25,056	19,387	127,368	(158,530)				(9,681)	234,745	57,497		(262)		6
Withdrawals, surrenders, annuitizations and
contract charges	(122,516)	(122,420)	(64,528)	(78,892)		(9)		(9)	(64,104)	(22,647)		(15)		(15)
Net accumulation activity	$(78,299)	$(68,226)	$74,900	$(214,941)		$(9)		$(9,690)	$187,415	$57,565		$(277)		$(9)

Annuitization Activity:
Annuitizations	$1,068	$	$1,226	$	$		$		$1,579	$	$		$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1)		(1)						(1)
Net annuitization activity	$1,067	$	$1,225	$	$		$		$1,578	$	$		$
Increase (Decrease) in net assets from participant transactions	$(77,232)	$(68,226)	$76,125	$(214,941)		$(9)		$(9,690)	$188,993	$57,565		$(277)		$(9)

Increase (Decrease) in net assets	$561,222	$65,745	$180,704	$(73,051)		$1,284		$(8,950)	$298,336	$86,677		$1,378		$(218)

Net Assets:
Beginning of year	$1,736,731	$1,670,986	$1,042,109	$1,115,160		$10,017		$18,967	$886,740	$800,063		$9,000		$9,218
End of year	$2,297,953	$1,736,731	$1,222,813	$1,042,109		$11,301		$10,017	$1,185,076	$886,740		$10,378		$9,000

Unit Transactions:
Beginning of year	75,302	77,655	67,944	83,592		737		1,507	68,943	64,122		691		692
Purchased	780	1,637	744	1,586					1,199	1,907
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,664	1,713	7,874	(11,718)				(769)	16,775	4,828		(16)
Withdrawn, Surrendered and Annuitized	(4,454)	(5,703)	(3,993)	(5,516)				(1)	(4,575)	(1,914)		(1)		(1)
End of year	73,292	75,302	72,569	67,944		737		737	82,342	68,943		674		691

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity Contracts and Futurity Accolade Contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust and exists in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Futurity contracts, the funds are: AIM Variable Insurance Fund, The Alger American Fund, Goldman Sachs Variable Insurance Trust (VIT), J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust. With respect to the Futurity Accolade contracts, the funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroeder Advisers, Inc., The Alger American Fund, Alliance Variable Products (VP) Series Fund, Inc., Fidelity Variable Insurance Products (VIP) Funds, Franklin Templeton Variable Insurance Products (VIP) Trust, Goldman Sachs Variable Insurance Trust (VIT), J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust (VIT), Rydex Variable Trust (VT) and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment advisor to MFS/Sun Life Series Trust. Sun Capital Advisers LLC, an affiliate of the Sponsor, is the investment advisor to Sun Capital Advisers Trust.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. The portion of the Variable Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-distribution date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes -an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or exposed to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management of the Sub-Accounts is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Sub-Accounts is currently evaluating the impact the adoption of FAS 157 will have on the Sub-Account’s financial statement disclosures.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Sub Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2
Futurity contracts ......................................	1.25%
Futurity Accolade contracts ......................	1.30%	1.45%

Each year on the contract anniversary, a contract maintenance charge ("Account Fee") equal to the lesser of $30 for Futurity New York contracts and $35 for Futurity Accolade New York contracts or 2% of the participant’s account valued in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Massachusetts Financial Services Company and Sun Capital Advisers LLC charge management fees at an effective annual rate ranging from 0.63% to 1.26% and 0.50% to 1.10%, of the Fund’s net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity New York contracts, and 8% of the purchase payments made under Futurity Accolade New York contracts.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2006, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

	Contract Charges			Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$121	$
V.I. Growth Fund	58		79
V.I. Core Equity Fund	71		16
V.I. International Growth Fund	321		415
V.I. Premier Equity Fund	4
V.I. Dynamics Fund	4
V.I. Small Company Growth Fund	28
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle VFT Overseas Variable Series	98		608
The Alger American Fund
Growth Portfolio	47
Income and Growth Portfolio	100		33
Small Capitalization Portfolio	29
Alliance Variable Products Series Fund, Inc.
Large Cap Growth Portfolio	11
Global Technology Portfolio	5
Growth and Income Portfolio	49
International Growth Portfolio	19
Small Cap Growth Portfolio	15
Fidelity Variable Insurance Products Funds
VIP Contrafund Portfolio	66		11
VIP Overseas Portfolio	16
VIP Growth Portfolio	68		298
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	20
Templeton Foreign Securities Fund	3
Goldman Sachs Variable Insurance Trust
VIT Structured Small Cap Equity Fund	105		307
VIT Structured US Equity Fund	33
VIT Growth and Income Fund	46
VIT International Equity Fund	262		76
J.P. Morgan Series Trust II
US Large Cap Core Equity Portfolio	60
International Opportunities Portfolio	84
Small Company Portfolio	112		195
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	930		1,874
Mid Cap Value Portfolio	118		432
International Portfolio	12
MFS/Sun Life Series Trust
Capital Appreciation Series	56		607
Emerging Growth Series	327		176
Government Securities S Class	639		658
High Yield Series	491		1,513
New Discovery S Class	89		303
Massachusetts Investors Growth Stock S Class	35

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges		Surrender Charges
MFS/Sun Life Series Trust- continued
High Yield S Class	$76	$4
Capital Appreciation S Class	21
Utilities S Class	55	22
Emerging Growth S Class	3
Total Return S Class	810	58
Government Securities S Class	73
Massachusetts Investors Trust S Class	113
Massachusetts Investors Growth Stock Series	188	869
Massachusetts Investors Trust Series	250	794
New Discovery Series	353	657
Total Return Series	1,931	3,821
Utilities Series	129	100
OCC Accumulation Trust
Equity Portfolio	13
Mid Cap Value Portfolio	48	202
Small Cap Portfolio	44
Managed Portfolio	5
PIMCO Variable Insurance Trust
High Yield Portfolio	76	359
Emerging Markets Bond Portfolio	66	303
Real Return Portfolio
Total Return Portfolio	87	447
Rydex Variable Trust
OTC Fund	9
Sun Capital Advisers Trust
Sun Capital Money Market Fund	564	1,778
Sun Capital Investment Grade Bond Fund	561	770
Sun Capital Real Estate Fund	645	2,368
SC Blue Chip Mid Cap Fund	521	1,278
SC Davis Venture Value Fund	9
SC Oppenheimer Main Street Small Cap Fund	458	1,070
SC All Cap Fund	15

(4) Reserve for Variable Annuities

Reserve for variable annuities represents actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3%. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments for each Sub-account for the year ended December 31, 2006:

	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$ 187,352	$ 49,757
V.I. Growth Fund	8	192,673
V.I. Core Equity Fund	21,045	14,261
V.I. International Growth Fund	219,207	128,311
V.I. Premier Equity Fund	245	12,314
V.I. Dynamics Fund	1,275	43
V.I. Small Company Growth Fund	100	836
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle VFT Overseas Variable Series	413,771	165,411
The Alger American Fund
Growth Portfolio	59	1,576
Income and Growth Portfolio	1,196	5,932
Small Capitalization Portfolio		857
Alliance Variable Products Series Fund, Inc.
Large Cap Growth Portfolio		177
Global Technology Portfolio		33
Growth and Income Portfolio	16,237	10,068
International Growth Portfolio	16,818	869
Small Cap Growth Portfolio	15,419	6,362
Fidelity Variable Insurance Products Funds
VIP Contrafund Portfolio	106,456	18,122
VIP Overseas Portfolio	18,277	1,759
VIP Growth Portfolio	86,944	37,884
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	23,084	1,044
Templeton Foreign Securities Fund	20,621	7,944
Goldman Sachs Variable Insurance Trust
VIT Structured Small Cap Equity Fund	65,023	14,581
VIT Structured US Equity Fund	12,876	20,509
VIT Growth and Income Fund	144,450	10,624
VIT International Equity Fund	68,639	71,835
J.P. Morgan Series Trust II
US Large Cap Core Equity Portfolio	21,511	640
International Opportunities Portfolio	22,920	4,510
Small Company Portfolio	5,609	8,585
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	451,958	186,426
Mid Cap Value Portfolio	125,134	63,783
International Portfolio	26,347	1,005
MFS/Sun Life Series Trust
Capital Appreciation Series	739	27,436
Emerging Growth Series	64,924	44,025
Government Securities S Class	270,874	454,347
High Yield Series	170,712	107,663
New Discovery S Class	136,062	61,088
Massachusetts Investors Growth Stock S Class	600	675
High Yield S Class	24,668	3,293
Capital Appreciation S Class	282	309
Utilities S Class	51,689	6,520

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust- continued
Emerging Growth S Class	$ 7,468	$ 537
Total Return S Class	633,132	136,644
Government Securities S Class	1,825	1,005
Massachusetts Investors Trust S Class	51,449	59,632
Massachusetts Investors Growth Stock Series	3,757	75,080
Massachusetts Investors Trust Series	5,481	42,132
New Discovery Series	57,179	105,234
Total Return Series	436,198	728,668
Utilities Series	131,102	47,357
OCC Accumulation Trust
Equity Portfolio	643	163
Mid Cap Value Portfolio	14,842	25,727
Small Cap Portfolio	5,636	23,269
Managed Portfolio	154	22
PIMCO Variable Insurance Trust
High Yield Portfolio	154,167	67,370
Emerging Markets Bond Portfolio	116,557	51,370
Real Return Portfolio	163	10,201
Total Return Portfolio	167,792	68,440
Rydex Variable Trust
OTC Fund		58
Sun Capital Advisers Trust
Sun Capital Money Market Fund	269,742	381,320
Sun Capital Investment Grade Bond Fund	184,168	295,327
Sun Capital Real Estate Fund	306,579	284,718
SC Blue Chip Mid Cap Fund	338,077	84,466
SC Davis Venture Value Fund	76	176
SC Oppenheimer Main Street Small Cap Fund	347,059	132,415
SC All Cap Fund	167	429

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratios', excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

AI1
	December 31, 2006	45,428	$7.3579	to	12.0096	$345,494	0.06%	1.40	% to	1.60%	4.60%	to	4.84%
	December 31, 2005	27,985	7.0185	to	11.4637	197,939	0.06	1.40	to	1.45	7.26	to	7.34
	December 31, 2004	30,015	6.5387	to	10.6875	197,708		1.40	to	1.45	5.08	to	5.15
	December 31, 2003	33,744	6.2185	to	10.1713	211,239		1.40	to	1.45	27.64	to	27.73
	December 31, 2002	26,017	4.8683			126,664			1.40			(25.40)
AI2
	December 31, 2006							0.47	to	0.53	6.68	to	6.76
	December 31, 2005	34,001	4.9009	to	10.9937	179,756		1.40	to	1.60	5.76	to	6.00
	December 31, 2004	34,945	4.6236	to	10.3789	174,105		1.40	to	1.60	6.49	to	6.73
	December 31, 2003	34,938	4.3321	to	9.7315	162,551		1.40	to	1.60	29.14	to	29.43
	December 31, 2002	24,105	3.3470			80,671			1.40			(31.93)
AI3
	December 31, 2006	12,940	8.4032	to	13.7064	116,164	0.58	1.40	to	1.60	14.84	to	15.10
	December 31, 2005	12,831	7.3011			93,690	1.22		1.40			3.86
	December 31, 2004	17,757	7.0296			124,835	1.03		1.40			7.46
	December 31, 2003	13,059	6.5415			85,439	0.89		1.40			22.70
	December 31, 2002	14,757	5.3312			78,673	0.39		1.40			(16.75)
AI4
	December 31, 2006	73,932	11.2446	to	19.8769	859,283	1.21	1.40	to	1.60	26.19	to	26.47
	December 31, 2005	65,192	8.8912	to	15.7279	601,112	0.67	1.40	to	1.60	16.05	to	16.30
	December 31, 2004	72,611	7.6448	to	13.5325	567,042	0.68	1.40	to	1.60	22.02	to	22.29
	December 31, 2003	62,667	6.2514	to	11.0738	400,026	0.92	1.40	to	1.60	27.00	to	27.28
	December 31, 2002	24,189	4.9115	to	8.7064	119,067	0.74	1.40	to	1.60	(16.84)	to	(12.94)
AI5
	December 31, 2006						1.32	0.48	to	0.53	5.02	to	5.07
	December 31, 2005	1,143	10.1220	to	10.1817	11,566	0.86	1.45	to	1.60	3.97	to	4.13
	December 31, 2004	1,144	9.7355	to	9.7781	11,122	0.48	1.45	to	1.60	4.08	to	4.23
	December 31, 2003 (c)	1,119	9.3543	to	9.3809	10,478	0.34	1.45	to	1.60	23.08	to	23.27
IV1
	December 31, 2006	219	14.0577			3,064			1.60			14.26
	December 31, 2005	128	12.3032			1,565			1.60			8.95
	December 31, 2004	128	11.2921			1,426			1.60			11.52
	December 31, 2003 (c)	128	10.1255			1,293			1.60			35.62
IV2
	December 31, 2006	2,890	13.1781	to	13.2760	38,208		1.45	to	1.60	12.31	to	12.48
	December 31, 2005	2,902	11.7342	to	11.8034	34,150		1.45	to	1.60	3.51	to	3.67
	December 31, 2004	2,921	11.3359	to	11.3854	33,182		1.45	to	1.60	12.07	to	12.24
	December 31, 2003	3,181	10.1151	to	10.1439	32,221		1.45	to	1.60	31.30	to	31.50
	December 31, 2002 (b)	313	7.7140			2,413		1.45	to	1.60		(22.86)
SGI
	December 31, 2006	31,235	30.5404	to	30.7384	958,982	6.84	1.45	to	1.60	23.09	to	23.27
	December 31, 2005	31,748	24.8124	to	24.9354	788,644	2.28	1.45	to	1.60	19.52	to	19.70
	December 31, 2004	30,308	20.7603	to	20.8316	629,683	2.56	1.45	to	1.60	25.40	to	25.59
	December 31, 2003	25,764	16.5554	to	16.5870	426,714	0.06	1.45	to	1.60	48.66	to	48.89
	December 31, 2002 (a)	6,178	11.1362	to	11.1405	68,790	1.58	1.45	to	1.60	11.36	to	11.40
AL1
	December 31, 2006	6,533	7.4975			49,043	0.12		1.40			3.70
	December 31, 2005	6,664	7.2299			48,198	0.23		1.40			10.49
	December 31, 2004	6,941	6.5434			45,383			1.40			4.04
	December 31, 2003	14,752	6.2896			92,762			1.40			33.30
	December 31, 2002	19,390	4.7184			91,492	0.04		1.40			(33.92)
AL2
	December 31, 2006	12,106	8.2331			99,670	1.26		1.40			7.80
	December 31, 2005	12,714	7.6371			97,097	1.08		1.40			2.01
	December 31, 2004	12,780	7.4863			95,669	0.54		1.40			6.35
	December 31, 2003	13,379	7.0392			94,177	0.32		1.40			28.05
	December 31, 2002	13,933	5.4973			76,602	0.85		1.40			(32.05)
(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
(c) For the period April 30, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

AL3
	December 31, 2006	4,171	$8.6723			$36,207	%		1.40%			18.36%
	December 31, 2005	4,219	7.3268			30,949			1.40			15.27
	December 31, 2004	4,467	6.3561			28,420			1.40			14.96
	December 31, 2003	8,424	5.5291			46,594			1.40			40.38
	December 31, 2002	8,502	3.9386			33,487			1.40			(27.24)
AN1
	December 31, 2006	1,038	11.1194			11,498			1.45			(2.08)
	December 31, 2005	1,039	11.3554			11,720			1.45			13.18
	December 31, 2004	2,283	9.9891	to	10.0328	22,795		1.45	to	1.60	6.61	to	6.77
	December 31, 2003	2,244	9.3700	to	9.3966	21,041		1.45	to	1.60	21.39	to	21.58
	December 31, 2002 (b)	1,704	7.7187	to	7.7288	13,156		1.45	to	1.60	(22.81)	to	(22.71)
AN2
	December 31, 2006	177	10.3521			1,810			1.60			6.65
	December 31, 2005	177	9.7065			1,717			1.60			1.99
	December 31, 2004	2,172	9.5167			20,677			1.60			3.40
	December 31, 2003	1,038	9.2037			9,553			1.60			41.49
AN3
	December 31, 2006	7,264	13.8136	to	13.9162	100,587	1.15	1.45	to	1.60	15.12	to	15.29
	December 31, 2005	7,113	11.9996	to	12.0703	85,507	1.32	1.45	to	1.60	2.93	to	3.08
	December 31, 2004	6,728	11.6583	to	11.7093	78,529	0.72	1.45	to	1.60	9.44	to	9.60
	December 31, 2003	6,199	10.6529	to	10.6832	66,091	0.70	1.45	to	1.60	30.07	to	30.27
	December 31, 2002 (b)	1,110	8.1901	to	8.2009	9,087		1.45	to	1.60	(18.10)	to	(17.99)
AN4
	December 31, 2006	1,182	24.5667	to	24.7490	29,113	0.67	1.45	to	1.60	24.68	to	24.87
	December 31, 2005	446	19.7043			8,773	0.37		1.60			18.63
	December 31, 2004	805	16.6101			13,380	0.11		1.60			21.99
	December 31, 2003	557	13.6165			7,586	1.11		1.60			40.78
	December 31, 2002 (b)	403	9.6719			3,892	1.24		1.60			(3.28)
AN5
	December 31, 2006	843	13.7712			11,596			1.60			8.74
	December 31, 2005	249	12.6643			3,148			1.60			3.18
	December 31, 2004	561	12.2734			6,879			1.60			12.55
	December 31, 2003	577	10.9048			6,291			1.60			46.30
	December 31, 2002 (b)	434	7.4538						1.60			(25.46)
FL1
	December 31, 2006	10,123	16.4673	to	16.5896	167,273	1.20	1.45	to	1.60	9.65	to	9.82
	December 31, 2005	5,271	15.0175	to	15.1061	79,333	0.11	1.45	to	1.60	14.79	to	14.96
	December 31, 2004	3,060	13.0830	to	13.1402	40,094	0.15	1.45	to	1.60	13.31	to	13.49
	December 31, 2003	1,229	11.5460	to	11.5788	14,237	0.19	1.45	to	1.60	26.15	to	26.34
	December 31, 2002 (b)	615	9.1649			5,635			1.60		(8.35)
FL2
	December 31, 2006	1,928	17.8873			34,454	0.44		1.45			16.07
	December 31, 2005	903	15.4108			13,892	0.45		1.45			17.07
	December 31, 2004	488	13.1643			6,390	0.93		1.45			11.67
	December 31, 2003	406	11.7890			4,741	0.42		1.45			40.96
	December 31, 2002 (b)	298	8.3630			2,482		1.45	to	1.60		(16.37)
FL3
	December 31, 2006	38,753	10.6315	to	10.7105	414,435	0.15	1.45	to	1.60	4.87	to	5.03
	December 31, 2005	33,806	10.1376	to	10.1974	343,218	0.26	1.45	to	1.60	3.82	to	3.98
	December 31, 2004	31,124	9.7647	to	9.8074	304,272	0.11	1.45	to	1.60	1.47	to	1.62
	December 31, 2003	22,839	9.6234	to	9.6508	219,892	0.05	1.45	to	1.60	30.42	to	30.62
	December 31, 2002 (b)	5,101	7.3786	to	7.3884	37,600		1.45	to	1.60	(26.21)	to	(26.12)
FTG
	December 31, 2006	1,574	20.1805	to	20.3113	31,919	0.58	1.45	to	1.60	19.87	to	20.05
	December 31, 2005	387	16.8360	to	16.9195	6,520	1.31	1.45	to	1.60	7.13	to	7.29
	December 31, 2004	98	15.7160			1,518	1.13		1.60			14.17
	December 31, 2003 (d)	57	13.7660			774	0.41		1.60			30.02

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
(d) For the period May 31, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
FTI
	December 31, 2006	1,186	$ 20.5379	to	20.6711	$ 24,483	0.36%	1.45%	to	1.60%	19.51%	to	19.69%
	December 31, 2005	520	17.1854			8,944	1.47	1.60			8.41
	December 31, 2004	304	15.8521			4,819		1.60			16.63
	December 31, 2003 (##)
GS2
	December 31, 2006	17,908	16.5800			296,878	0.71	1.40			10.72
	December 31, 2005	15,765	14.9742			236,036	0.23	1.40			4.61
	December 31, 2004	19,077	14.3146			273,058	0.21	1.40			14.72
	December 31, 2003	15,429	12.4781			192,506	0.36	1.40			43.99
	December 31, 2002	7,340	8.6659			63,603	0.48	1.40			(16.14)
GS3
	December 31, 2006	13,154	10.2717			135,051	1.01	1.40			11.34
	December 31, 2005	13,811	9.2258			127,353	0.82	1.40			5.04
	December 31, 2004	11,786	8.7827			103,511	1.30	1.40			13.35
	December 31, 2003	8,828	7.7483			68,406	0.96	1.40			27.69
	December 31, 2002	5,928	6.0681			35,972	0.60	1.60			(22.97)
GS4
	December 31, 2006	26,874	13.1616			353,677	2.35	1.40			20.94
	December 31, 2005	17,688	10.8825			192,468	1.66	1.40			2.50
	December 31, 2004	17,952	10.6173			190,585	1.73	1.40			17.15
	December 31, 2003	11,961	9.0627			108,380	1.42	1.40			22.64
	December 31, 2002	11,369	7.3894			83,988	2.19	1.40			(12.56)
GS5
	December 31, 2006	44,749	10.7390			480,406	1.62	1.40			20.42
	December 31, 2005	44,881	8.9178			400,105	0.34	1.40			12.14
	December 31, 2004	41,831	7.9525			332,550	1.18	1.40			11.91
	December 31, 2003	37,639	7.1059			267,445	5.24	1.40			33.62
	December 31, 2002	19,724	5.3180			104,885	2.59	1.40			(19.47)
JP1
	December 31, 2006	5,021	9.1020			45,672	0.81	1.40			14.97
	December 31, 2005	2,384	7.9169			18,850	1.32	1.40			(0.05)
	December 31, 2004	2,760	7.9205			21,836	0.76	1.40			7.97
	December 31, 2003	2,691	7.3357			19,713	0.67	1.40			26.37
	December 31, 2002	3,350	5.8049			19,428	0.02	1.40			(25.67)
JP2
	December 31, 2006	12,181	11.3769			138,762	1.04	1.40			20.36
	December 31, 2005	10,328	9.4525			97,774	0.84	1.40			9.17
	December 31, 2004	6,810	8.6586			58,966	0.48	1.40			16.73
	December 31, 2003	3,770	7.4174			27,961	0.81	1.40			30.62
	December 31, 2002	3,051	5.6788			17,324	0.44	1.40			(19.44)
JP3
	December 31, 2006	11,197	12.9108			144,551		1.40			13.42
	December 31, 2005	11,584	11.3829			131,853		1.40			1.99
	December 31, 2004	18,992	11.1606			211,957		1.40			25.41
	December 31, 2003	15,897	8.8993			141,456		1.40			34.10
	December 31, 2002	11,380	6.6362			75,517	0.20	1.40			(23.73)
LA1
	December 31, 2006	176,165	13.9414	to	14.5378	2,536,747	1.35	1.40	to	1.60	15.40	to	15.66
	December 31, 2005	162,783	12.0807	to	12.5696	2,027,490	1.01	1.40	to	1.60	1.60	to	1.83
	December 31, 2004	154,674	11.8905	to	12.3443	1,893,180	0.93	1.40	to	1.60	10.85	to	11.09
	December 31, 2003	123,542	10.7271	to	11.1116	1,363,811	0.81	1.40	to	1.60	28.92	to	29.21
	December 31, 2002	87,406	8.3208	to	8.6000	750,255	0.77	1.40	to	1.60	(19.17)	to	(16.68)
LA2
	December 31, 2006	30,547	16.0737	to	16.1930	493,108	0.52	1.45	to	1.60	10.44	to	10.61
	December 31, 2005	28,645	14.5542	to	14.6400	417,359	0.47	1.45	to	1.60	6.50	to	6.66
	December 31, 2004	24,125	13.6665	to	13.7263	329,927	0.31	1.45	to	1.60	22.05	to	22.24
	December 31, 2003	19,846	11.1972	to	11.2290	222,306	0.90	1.45	to	1.60	22.76	to	22.95
	December 31, 2002 (b)	3,755	9.1212	to	9.1332	34,236	1.92	1.45	to	1.60	(8.79)	to	(8.67)

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
(##) Fund opened in prior year, no activity in current year.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
LA3
	December 31, 2006	1,291	$22.6538	to	22.8219	$29,310	0.65%	1.45%	to	1.60%	27.02%	to	27.21%
	December 31, 2005	190	17.8353			3,401		1.60			24.61
	December 31, 2004	643	14.3128			9,204	0.12	1.60			18.77	to	18.95
	December 31, 2003	942	12.0508	to	12.0850	11,355	1.81	1.45	to	1.60	39.00	to	39.21
	December 31, 2002 (b)	783	8.6699	to	8.6813	6,785	4.26	1.45	to	1.60	(13.30)	to	(13.19)
CAS
	December 31, 2006	10,977	6.1576			67,578	0.19	1.40			4.91
	December 31, 2005	15,347	5.8696			90,076	0.58	1.40			(0.47)
	December 31, 2004	15,273	5.8975			90,071	0.06	1.40			9.48
	December 31, 2003	13,400	5.3866			72,184		1.40			26.93
	December 31, 2002	7,095	4.2436			30,108	0.20	1.40			(33.32)
EGS
	December 31, 2006	92,468	5.7122			528,282		1.40			6.53
	December 31, 2005	87,120	5.3619			467,198		1.40			7.64
	December 31, 2004	93,011	4.9815			463,408		1.40			11.67
	December 31, 2003	86,474	4.4608			385,791		1.40			29.68
	December 31, 2002	41,887	3.4398			144,128		1.40			(35.09)
GSS
	December 31, 2006	63,113	13.2876			838,607	4.90	1.40			2.26
	December 31, 2005	79,554	12.9942			1,033,743	4.49	1.40			0.89
	December 31, 2004	76,182	12.8791			981,157	5.61	1.40			2.32
	December 31, 2003	111,953	12.5865			1,409,092	4.51	1.40			0.74
	December 31, 2002	100,562	12.4942			1,256,445	1.36	1.40			8.29
HYS
	December 31, 2006	84,574	13.2820			1,123,293	8.09	1.40			8.87
	December 31, 2005	85,359	12.1995			1,041,330	8.52	1.40			0.79
	December 31, 2004	82,471	12.1043			998,241	8.00	1.40			8.03
	December 31, 2003	82,844	11.2048			928,244	7.98	1.40			19.76
	December 31, 2002	33,490	9.3556			313,322	5.80	1.40			1.28
M1A
	December 31, 2006	40,908	11.7184	to	11.8054	482,179		1.45	to	1.60	11.09	to	11.26
	December 31, 2005	33,651	10.5482	to	10.6104	355,414		1.45	to	1.60	3.28	to	3.44
	December 31, 2004	32,168	10.2130	to	10.2577	328,845		1.45	to	1.60	5.50	to	5.66
	December 31, 2003	22,354	9.6809	to	9.7084	216,534		1.45	to	1.60	32.85	to	33.06
	December 31, 2002 (b)	5,950	7.2869	to	7.2965	43,357		1.45	to	1.60	(27.13)	to	(27.04)
M1B
	December 31, 2006	3,426	10.8673	to	10.9480	37,361		1.45	to	1.60	5.70	to	5.86
	December 31, 2005	3,378	10.2812	to	10.3419	34,827	0.26	1.45	to	1.60	2.49	to	2.65
	December 31, 2004	3,970	10.0311	to	10.0750	39,932		1.45	to	1.60	7.60	to	7.77
	December 31, 2003	3,358	9.3224	to	9.3489	31,369		1.45	to	1.60	20.88	to	21.07
	December 31, 2002 (b)	457	7.7222			3,528		1.45			(22.78)
MFC
	December 31, 2006	10,502	14.1155	to	14.2203	148,542	7.68	1.45	to	1.60	8.29	to	8.45
	December 31, 2005	9,531	13.0352	to	13.1120	124,397	8.08	1.45	to	1.60	0.31	to	0.46
	December 31, 2004	11,264	12.9951	to	13.0519	146,526	7.89	1.45	to	1.60	7.62	to	7.78
	December 31, 2003	9,468	12.0755	to	12.1098	114,422	6.39	1.45	to	1.60	19.27	to	19.45
	December 31, 2002 (b)	1,015	10.1379			10,278	5.66	1.45	to	1.60	1.38
MFD
	December 31, 2006	1,942	10.8027			20,998		1.45			4.52
	December 31, 2005	1,916	10.3355			19,808	0.36	1.45			(0.82)
	December 31, 2004	1,906	10.4211			19,865		1.45			9.17
	December 31, 2003	1,904	9.5455			18,160		1.45			26.49
	December 31, 2002 (b)	91	7.5465			685		1.45			(24.53)
MFE
	December 31, 2006	5,789	22.0316	to	22.1952	128,171	2.29	1.45	to	1.60	29.86	to	30.05
	December 31, 2005	3,478	16.9662	to	17.0662	59,185	0.82	1.45	to	1.60	15.11	to	15.28
	December 31, 2004	3,471	14.7396	to	14.8040	51,276	1.88	1.45	to	1.60	27.93	to	28.13
	December 31, 2003	2,882	11.5216	to	11.5543	33,267	2.03	1.45	to	1.60	33.86	to	34.06
	December 31, 2002 (b)	529	8.6189			4,556		1.45			(13.81)

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFF
	December 31, 2006	1,565	$ 12.0046	to	12.0937	$18,825	%	1.45	to	1.60%	5.98%	to	6.14%
	December 31, 2005	914	11.3274			10,334		1.60			7.16
	December 31, 2004	914	10.5705			9,654		1.60			11.15
	December 31, 2003 (e)	914	9.5100			8,693		1.60			29.04
MFJ
	December 31, 2006	212,142	13.2152	to	13.3133	2,813,039	2.48	1.45	to	1.60	10.12	to	10.29
	December 31, 2005	181,277	12.0004	to	12.0712	2,181,173	2.46	1.45	to	1.60	1.17	to	1.33
	December 31, 2004	132,850	11.8615	to	11.9133	1,579,107	2.15	1.45	to	1.60	9.36	to	9.53
	December 31, 2003	54,995	10.8462	to	10.8769	597,799	2.81	1.45	to	1.60	14.96	to	15.14
	December 31, 2002 (b)	16,655	9.4345	to	9.4469	157,312		1.45	to	1.60	(5.66)	to	(5.53)
MFK
	December 31, 2006	48,092	11.0857	to	11.1680	535,764	4.82	1.45	to	1.60	1.82	to	1.98
	December 31, 2005	50,531	10.8873	to	10.9515	552,131	4.44	1.45	to	1.60	0.38	to	0.53
	December 31, 2004	52,536	10.8462	to	10.8936	571,304	5.32	1.45	to	1.60	1.89	to	2.05
	December 31, 2003	53,149	10.6451	to	10.6753	566,709	4.20	1.45	to	1.60	0.24	to	0.39
	December 31, 2002 (b)	55,632	10.6196	to	10.6336	591,198		1.45	to	1.60	6.20	to	6.34
MFL
	December 31, 2006	4,647	12.6923	to	12.7865	59,331	0.64	1.45	to	1.60	11.24	to	11.41
	December 31, 2005	4,537	11.4102	to	11.4775	52,050	0.77	1.45	to	1.60	5.70	to	5.87
	December 31, 2004	4,795	10.7944	to	10.8416	51,963	0.81	1.45	to	1.60	9.95	to	10.11
	December 31, 2003	4,795	9.8178	to	9.8457	47,180	0.85	1.45	to	1.60	20.49	to	20.68
	December 31, 2002 (b)	882	8.1481	to	8.1588	7,180		1.45	to	1.60	(18.52)	to	(18.41)
MIS
	December 31, 2006	27,168	6.8391			185,797	0.10	1.40				6.18
	December 31, 2005	37,586	6.4409			242,083	0.51	1.40				2.94
	December 31, 2004	38,334	6.2572			239,859	0.06	1.40				8.09
	December 31, 2003	39,752	5.7888			230,114		1.40				21.68
	December 31, 2002	32,786	4.7572			155,969	0.14	1.40			(29.05)
MIT
	December 31, 2006	27,941	10.2272			285,818	0.84	1.40				11.74
	December 31, 2005	31,776	9.1525			290,876	0.94	1.40				6.22
	December 31, 2004	32,016	8.6164			275,896	1.01	1.40				10.44
	December 31, 2003	34,000	7.8021			265,275	1.11	1.40				21.14
	December 31, 2002	27,511	6.4406			177,200	1.16	1.40			(22.32)
NWD
	December 31, 2006	58,187	9.5965			558,411		1.40				11.61
	December 31, 2005	62,328	8.5981			535,922		1.40				3.75
	December 31, 2004	62,052	8.2867			514,224		1.40				6.00
	December 31, 2003	48,735	7.8178			380,998		1.40				33.42
	December 31, 2002	23,861	5.8594			139,816		1.40			(34.38)
TRS
	December 31, 2006	351,577	15.0139			5,278,290	2.84	1.40				10.68
	December 31, 2005	393,552	13.5656			5,338,546	2.61	1.40				1.60
	December 31, 2004	402,268	13.3514			5,370,648	2.35	1.40				9.93
	December 31, 2003	336,644	12.1456			4,088,588	3.04	1.40				15.53
	December 31, 2002	183,625	10.5126			1,930,384	2.45	1.40			(7.02)
UTS
	December 31, 2006	28,666	14.8366			425,232	2.72	1.40				30.46
	December 31, 2005	23,312	11.3724			265,059	1.00	1.40				15.68
	December 31, 2004	27,074	9.8311			266,143	1.90	1.40				28.57
	December 31, 2003	27,796	7.6465			212,520	3.15	1.40				34.38
	December 31, 2002	24,827	5.6903			141,267	3.17	1.40			(24.90)
OP1
	December 31, 2006	853	13.5135			11,396	0.43	1.40				13.69
	December 31, 2005	854	11.8859			10,049	0.40	1.40				5.57
	December 31, 2004	855	11.2589			9,550	0.94	1.40				10.38
	December 31, 2003	856	10.2002			8,681	1.30	1.40				26.80
	December 31, 2002	858	8.0444			6,821	0.22	1.40			(22.50)

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
(e) For the period July 31, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
OP2
	December 31, 2006	4,385	$ 20.7955			$91,187	%	1.40%			11.50%
	December 31, 2005	5,589	18.6502			104,240		1.40			14.59
	December 31, 2004	5,796	16.2762			94,331	0.10	1.40			17.69
	December 31, 2003	6,350	13.8299			87,810		1.40			30.60
	December 31, 2002	7,850	10.5897			83,137		1.40			(8.42)
OP3
	December 31, 2006	4,235	22.0405			93,317		1.40			22.38
	December 31, 2005	5,258	18.0105			94,686		1.40			(1.32)
	December 31, 2004	5,261	18.2515			96,026	0.05	1.40			16.25
	December 31, 2003	5,564	15.7002			87,319	0.05	1.40			40.69
	December 31, 2002	5,785	11.1597			64,534	0.04	1.40			(22.72)
OP4
	December 31, 2006	117	12.4788			1,341	1.56	1.40			8.14
	December 31, 2005	117	11.5392			1,263	1.08	1.40			3.83
	December 31, 2004	117	11.1135			1,229	1.31	1.40			9.23
	December 31, 2003	117	10.1741			1,107	1.60	1.40			20.07
	December 31, 2002	118	8.4733			945	1.77	1.40			(18.03)
PHY
	December 31, 2006	37,644	15.5323	to	15.6331	587,523	6.89	1.45	to	1.60	7.36	to	7.53
	December 31, 2005	33,908	14.4669	to	14.5387	490,892	6.56	1.45	to	1.60	2.46	to	2.62
	December 31, 2004	29,006	14.1190	to	14.1675	409,706	6.60	1.45	to	1.60	7.81	to	7.97
	December 31, 2003	27,251	13.0967	to	13.1217	356,941	6.86	1.45	to	1.60	20.94	to	21.13
	December 31, 2002 (a)	4,732	10.8288	to	10.8329	51,232	10.26	1.45	to	1.60	8.29	to	8.33
PMB
	December 31, 2006	24,961	19.4788	to	19.6051	488,521	5.34	1.45	to	1.60	7.53	to	7.70
	December 31, 2005	22,789	18.1143	to	18.2042	413,106	5.06	1.45	to	1.60	9.02	to	9.18
	December 31, 2004	18,883	16.6162	to	16.6733	313,880	3.99	1.45	to	1.60	10.32	to	10.49
	December 31, 2003	14,792	15.0613	to	15.0900	222,792	4.72	1.45	to	1.60	29.58	to	29.78
	December 31, 2002 (a)	5,372	11.6228	to	11.6272	62,414	7.90	1.45	to	1.60	16.23	to	16.27
PRR
	December 31, 2006						1.91	.53			(0.89)	to	(0.74)
	December 31, 2005	890	11.6226			10,338	2.77	1.60			0.47
	December 31, 2004	890	11.5684			10,299	0.88	1.60			7.17
	December 31, 2003 (##)
PTR
	December 31, 2006	53,254	11.2228	to	11.2956	599,535	4.42	1.45	to	1.60	2.19	to	2.35
	December 31, 2005	46,160	10.9818	to	11.0363	506,470	3.43	1.45	to	1.60	0.82	to	0.97
	December 31, 2004	37,549	10.8927	to	10.9301	408,382	1.89	1.45	to	1.60	3.21	to	3.37
	December 31, 2003	27,453	10.5540	to	10.5741	288,975	2.72	1.45	to	1.60	3.36	to	3.52
	December 31, 2002 (a)	6,909	10.2105	to	10.2144	69,721	4.66	1.45	to	1.60	2.11	to	2.14
RX2
	December 31, 2006	298	10.9798			3,257		1.60			4.09
	December 31, 2005	299	10.5489			3,141		1.60			(0.50)
	December 31, 2004	1,830	10.6020			19,391		1.60			7.59
	December 31, 2003 (c)	753	9.8538			7,414		1.60			43.31
SC1
	December 31, 2006	94,414	10.1623	to	10.8148	1,006,220	4.50	1.40	to	1.60	2.93	to	3.16
	December 31, 2005	107,610	9.8728	to	10.4835	1,117,798	2.71	1.40	to	1.60	1.12	to	1.34
	December 31, 2004	123,996	9.7637	to	10.3446	1,270,463	0.84	1.40			(0.88)	to	(0.66)
	December 31, 2003	87,230	9.8503	to	10.4131	901,863	0.51	1.40	to	1.60	(1.06)	to	(0.84)
	December 31, 2002	32,676	9.9558	to	10.5012	342,548	0.94	1.40	to	1.60	(0.44)	to	(0.27)
SC2
	December 31, 2006	79,386	12.0922	to	14.0341	1,092,578	5.14	1.40	to	1.60	3.72	to	3.96
	December 31, 2005	91,432	11.6580	to	13.5001	1,215,793	4.71	1.40	to	1.60	0.34	to	0.56
	December 31, 2004	84,702	11.6189	to	13.4250	1,119,368	4.83	1.40	to	1.60	4.71	to	4.95
	December 31, 2003	79,938	11.0958	to	12.7920	1,006,340	5.25	1.40	to	1.60	7.90	to	8.14
	December 31, 2002	64,777	10.2838	to	11.8294	762,620	5.52	1.40	to	1.60	2.84	to	3.75

(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.
(c) For the period April 30, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.
(##) Fund opened in prior year, no activity in current year.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

	At December 31						For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
	Units		lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SC3
	December 31, 2006	73,292	$ 26.3060	to	33.7790	$2,297,953	1.70%	1.40%	to	1.60%	36.75%	to	37.05%
	December 31, 2005	75,302	19.2367	to	24.6468	1,736,731	1.64	1.40	to	1.60	7.92	to	8.16
	December 31, 2004	77,655	17.8249	to	22.7872	1,670,986	1.69	1.40	to	1.60	31.18	to	31.47
	December 31, 2003	76,840	13.5880	to	17.3321	1,266,549		1.40	to	1.60	33.77	to	34.07
	December 31, 2002	46,987	10.1574	to	12.9275	593,511	9.35	1.40	to	1.60	1.57	to	2.66
SC5
	December 31, 2006	72,569	16.7609	to	16.8853	1,222,813		1.40	to	1.60	9.52	to	9.76
	December 31, 2005	67,944	15.3039	to	15.3941	1,042,109	0.09	1.40	to	1.60	14.75	to	15.00
	December 31, 2004	83,592	13.3369	to	13.3951	1,115,160		1.40	to	1.60	14.28	to	14.54
	December 31, 2003	50,845	11.6449	to	11.7034	592,423		1.40	to	1.60	33.92	to	34.22
	December 31, 2002	34,326	8.6761	to	8.7258	297,964		1.40	to	1.60	(16.08)	to	(12.74)
SC7
	December 31, 2006	737	15.3478			11,301	0.73	1.60			12.94
	December 31, 2005	737	13.5899			10,017	0.60	1.60			7.98
	December 31, 2004	1,507	12.5860			18,967	0.68	1.60			10.65
	December 31, 2003	991	11.3747			11,277	0.64	1.60			28.42
	December 31, 2002 (b)	508	8.8576			4,497		1.60			(11.42)
SCB
	December 31, 2006	82,342	13.7987	to	15.4083	1,185,076		1.40	to	1.60	11.79	to	12.03
	December 31, 2005	68,943	12.3165	to	13.7630	886,740		1.40	to	1.60	2.67	to	2.89
	December 31, 2004	64,122	11.9700	to	13.3852	800,063		1.40	to	1.60	16.53	to	16.79
	December 31, 2003	55,353	10.2491	to	11.4689	590,151	0.06	1.40	to	1.60	39.36	to	39.67
	December 31, 2002 (b)	22,054	7.3382	to	8.2173	166,856		1.40	to	1.60	(26.62)	to	(17.83)
SCM
	December 31, 2006	674	15.3801	to	15.4898	10,378	1.42	1.45	to	1.60	18.16	to	18.34
	December 31, 2005	691	13.0167	to	13.0896	9,000	0.13	1.45	to	1.60	(2.30)	to	(2.15)
	December 31, 2004	692	13.3230	to	13.3773	9,218	0.46	1.40			18.46	to	18.64
	December 31, 2003	194	11.2757			2,178	1.24	1.45			50.67

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the reporting period.

Report of Independent Registered Public Accounting Firm

To the Participants in Futurity and Futurity Accolade Sub-Accounts of Sun Life (N.Y.) Variable Account C and the Board Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of AIM V.I. Capital Appreciation Fund Sub-Account, AIM V.I. Growth Fund Sub-Account, AIM V.I. Core Equity Fund Sub-Account, AIM V.I. International Growth Fund Sub-Account, AIM V.I. Premier Equity Fund Sub-Account, AIM V.I. Dynamics Fund Sub-Account, AIM V.I. Small Company Growth Fund Sub-Account, Arnhold and S. Bleichroader First Eagle VFT Overseas Variable Series Sub-Account, Alger American Growth Portfolio Sub-Account, Alger American Income and Growth Portfolio Sub-Account, Alger American Small Capitalization Portfolio Sub-Account, Alliance VP Large Cap Growth Portfolio Sub-Account, Alliance VP Global Technology Portfolio Sub-Account, Alliance VP Growth and Income Portfolio Sub-Account, Alliance VP International Growth Portfolio Sub-Account, Alliance VP Small Cap Growth Portfolio Sub-Account, Fidelity VIP Contrafund Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account, Fidelity VIP Growth Portfolio Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Fund Sub-Account, Goldman Sachs VIT Structured Small Cap Equity Fund Sub-Account, Goldman Sachs VIT Structured US Equity Fund Sub-Account, Goldman Sachs VIT Growth and Income Fund Sub-Account, Goldman Sachs VIT International Equity Fund Sub-Account, J.P. Morgan Series Trust II US Large Cap Core Equity Portfolio Sub-Account, J.P. Morgan Series Trust II International Opportunities Portfolio Sub-Account, J.P. Morgan Series Trust II Small Company Portfolio Sub-Account, Lord Abbett Growth and Income Portfolio Sub-Account, Lord Abbett Mid Cap Value Portfolio Sub-Account, Lord Abbett International Portfolio Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities Series Sub-Account, OCC Accumulation Equity Portfolio Sub-Account, OCC Accumulation Mid Cap Value Sub-Account, OCC Accumulation Small Cap Portfolio Sub-Account, OCC Accumulation Managed Portfolio Sub-Account, PIMCO VIT High Yield Portfolio Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, Rydex VT OTC Fund Sub-Account, SCAT Sun Capital Money Market Fund Sub-Account, SCAT Sun Capital Investment Grade Bond Fund Sub-Account, SCAT Sun Capital Real Estate Fund Sub-Account, SCAT Sun Capital SC Blue Chip Mid Cap Fund Sub-Account, SCAT Sun Capital SC Davis Venture Value Fund Sub-Account, SCAT Sun Capital SC Oppenheimer Main Street Small Cap Fund, and SCAT Sun Capital SC All Cap Fund Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the åSub-Accountsæ), as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

April 20, 2007
Boston, Massachusetts

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in this Registration Statement:

A.	Condensed Financial Information - Accumulation Unit Values (Part A)

B.	Financial Statements of the Depositor (Part B)

	1.	Consolidated Statements of Income, Years Ended December 31, 2006, 2005 and 2004;
	2.	Consolidated Balance Sheets, December 31, 2006 and 2005,
	3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2006, 2005 and 2004;
	4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2006, 2005 and 2004;
	5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2006, 2005 and 2004;
	6.	Notes to Consolidated Financial Statements; and
	7.	Report of Independent Registered Public Accounting Firm.

C.	Financial Statements of the Registrant (Part B)

	1.	Statement of Condition, December 31, 2006;
	2.	Statement of Operations, Year Ended December 31, 2006;
	3.	Statement of Charges in Net Assets, Years Ended December 31, 2006 and December 31, 2005;
	4.	Notes to Financial Statements; and
	5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in this Registration Statement by reference unless otherwise indicated:

(1)
Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(2)	Not applicable;

(3)(a)
Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(iii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(c)(i)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(4)(i)
Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(5)(i)
Specimen Application used with the variable annuity contract filed as Exhibit (4)(i) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(6)	Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not applicable

(8)(a)
Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)(i)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)(ii)
Amendment No. 3 dated April 17, 2000 to Participation Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)

(8)(c)
Fund Participation Agreement between Sun Life Assurance Company of Canada (U.S.) and J.P. Morgan Services Trust II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(d)
Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S) and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(e)
Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, Sun Life Assurance Company of Canada (U.S.) and OCC Distributors (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(f)
Participation Agreement dated February, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(g)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

(8)(h)
Participation Agreement dated August 18, 1999 by and among Sun Life Assurance Company of Canada (U.S), Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

(8)(i)
Participation Agreement dated as of February 17, 1998 by and among the Depositor, Salomon Brothers Variable Series Funds Inc, and Salomon Brothers Asset Management Inc. (Filed as Exhibit 8(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-41438 filed September 25, 2000);

(9)	Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-67864, filed August 17, 2001).

(10)(a)	Consent of Independent Registered Public Accounting Firm*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	None;

(12)	Not Applicable;

(13)	Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037);

(14)	Not Applicable;

(15)(a)	Powers of Attorney;*

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)
Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 25, 2007).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Annuities and Director
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary and Director
Leila Heckman Bear Stearns Asset Management 383 Madison Avenue New York, NY 10179	Director
Donald B. Henderson, Jr. LeBoeuf, Lamb, Greene & MacRae, LLP 125 West 55th Street New York, NY 10019	Director
Peter R. O'Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	Director & Chairman and President
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3364 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Group Insurance and Director
David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1114 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Individual Insurance and Director
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3305 Wellesley Hills, MA 02481	Vice President and Chief Accounting Officer and Controller
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Insurance and Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed April 25, 2007.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2007 there were 983 qualified and 1,774 non-qualified Contracts issued and outstanding.

Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I, and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, D, J, and N, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account

Name and Principal	Position and Offices
Business Address*	with Underwriter

Katherine E. Sarvary	President
Michele G. Van Leer	Director
Scott M. Davis	Director
Mary M. Fay	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
Raymond Scanlon	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa Gair	Assistant Secretary
Amy E. Mercer	Assistant Secretary
*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Inevstment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 21st day of May, 2007.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President and Director

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	May 21, 2007
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Vice President and Chief Financial Officer and	May 21, 2007
Ronald H. Friesen	Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Chief Accounting Officer and Controller	May 21, 2007
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	May 21, 2007
Sandra M. DaDalt	Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director
Thomas A. Bogart, Director
Scott M. Davis, Director
Mary M. Fay, Director
Keith Gubbay, Director
Michael E. Shunney, Director
Michele G. Van Leer, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004. Powers of attorney are included herein as Exhibit 15(a).

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(15)(a)	Powers of Attorney